UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6526
Coventry Group
(Exact name of registrant as specified in charter)

3435 Stelzer Road Columbus, Ohio	43219

(Address of principal executive offices)	(Zip code)
BISYS Fund Services 3435 Stelzer Road Columbus, Ohio 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 614-470-8000
Date of fiscal year end: March 31, 2007
Date of reporting period: September 30, 2006

SEMI — ANNUAL REPORT
Semi — Annual Report
September 30, 2006
Notice to Investors
Shares of 1st Source Monogram FundsSM:
• Are Not FDIC Insured • May Lose Value • Have No Bank Guarantee

1st Source Monogram Funds
Semi-Annual Report—September 30, 2006
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-800-766-8938 or on the Securities and Exchange Commission’s website at http://www.sec.gov. A copy of the Funds’ voting record for the most recent 12-month period ended June is available at the SEC’s website at www.sec.gov.
Statement Regarding Availability of Quarterly Portfolio Schedule.
The 1st Source Monogram Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.

Letter from the Investment Advisor
Dear Investor:
We are pleased to present this report for the six-month period ended September 30, 2006. Economic growth slowed during the period under review, due in part to weakness in the housing sector and high energy prices. Stocks fell dramatically early in the period and then rebounded, resulting in a 6.34% gain for the Dow Jones Industrial Average1, a 4.14% return for the Standard & Poors 500 Index “S&P 500” 5002 and a 3.15% loss for the Nasdaq Composite Index3. Fixed-income securities posted healthy returns, as the Federal Reserve appeared to approach the end of a long series of interest rate increases.
The economy produced strong growth prior to this period, despite nearly two years of interest-rate increases by the Federal Reserve and an unprecedented run-up in energy and commodities prices. A dramatic spring slowdown in the housing sector, which previously had buttressed the U.S. economy, raised concerns that economic growth might weaken substantially. Meanwhile rising energy prices led to signs of mounting inflation, which seemed to increase the possibility that the Federal Reserve Board would continue its campaign of interest-rate increases.
Energy prices rose into summer. Strong global demand and speculation that international conflicts could reduce oil supplies boosted the price of crude oil to a record high of more than $78 a barrel. That trend combined with higher interest rates to weaken consumer spending, which accounts for approximately two-thirds of U.S. economic activity. The economy’s headwinds and the effects of high energy prices raised the specter of “stagflation,” a difficult economic environment characterized by low or negative growth and high inflation.
The economic environment seemed to improve during the summer, however. Inflationary pressures weakened, in part because the slowing housing sector led to more moderate economic growth. Slower growth and lower inflation convinced the Federal Reserve to leave short-term interest rates unchanged at its August and September meetings. Energy prices dropped precipitously during September as energy supplies grew, international tensions eased modestly and a surprisingly weak hurricane season allowed oil shipping an refining to proceed uninterrupted. The price of a barrel of crude oil declined to less than $60 a barrel late in the period. That development further reduced the likelihood of higher inflation, and buoyed the economy by increasing consumers’ disposable income.
A change of stock-market leadership
The stock market saw several long-standing trends reverse themselves during this six-month period. Small- and mid-cap stocks dramatically outperformed large-cap shares between 2000 and early 2006. Energy and commodities-related stocks also led the market during recent years, on the strength of ever-higher prices for raw materials. The rally in those sectors and stagnation in technology and health care stocks caused value indices to outperform growth indices by large margins during most of this decade. Meanwhile foreign stocks significantly outperformed U.S. shares, with emerging markets posting the largest gains.
Those trends continued during April and early May. Fears of potential stagflation led to a broad stock-market sell-off in May and June, however, during which investors fled from risk by dumping small caps, emerging markets shares and cyclical stocks, including shares of commodities firms. Stocks related to the housing sector fell dramatically, as signs of a severe housing slowdown mounted. Consumer staples, health care and utilities stocks fared relatively well during the market decline, as investors prized dependable earnings and strong dividend payments—especially given the relatively low valuations stocks in these sectors offered after years of underperformance.
The broad market rebounded from mid-July through September, led by resurgent large-cap stocks. Investors’ desire for shares of firms that could produce reliable earnings growth in a slower-growing economy fueled this turn toward blue chips. The decline in energy prices weakened that sector, while boosting consumer discretionary stocks such as shares of retailers. Technology stocks also generate strong returns during the market’s rally, due to healthy corporate investment in information technology.

1Dow Jones Industrial Averageis a price-weighted average based on the price-only performance of 30 blue chip stocks (The average is computed by adding the prices of the 30 stocks and dividing by a denominator, which has been adjusted over the years for stocks splits, stock dividends and substitutions of stocks).
2The Standard & Poor’s 500 Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole. Investors cannot invest directly in an index.
3Nasdaq Composite Index is a market price only index that tracks the performance of domestic common stocks traded on the regular Nasdaq market as well as National Market System traded foreign common stocks and American Depository Receipts.

Letter from the Investment Advisor, continued
Bonds gain strength
Bond yields rose early in the period, as fears about the potential for higher inflation caused investors to demand higher payouts from fixed-income investments. Yields on Treasury securities of all maturities increased by roughly 0.25 percentage points through June, to their highest levels in five years. That trend caused prices on older Treasury issues to fall.
The bond market reversed itself between July 1 and September 30, however. Signs of an economic slowdown made bonds more attractive, by reducing the likelihood that the Federal Reserve would continue to raise its target Federal Funds rate and by diminishing the chances for higher inflation. Yields on Treasuries of all maturities fell by roughly half a percentage point during the last three months of the period, leading to higher prices on existing securities.
Corporate bonds modestly outperformed government issues. Corporate debt benefited from corporations’ strong balance sheets, which contributed to a historically low level of defaults. Mortgage-backed securities also outperformed Treasury securities, as investors became less concerned about mortgage extension risk.
Looking ahead
Investors as of the end of September were busy debating whether the economy would generate moderate but healthy growth or slow more dramatically and possibly enter recession. We believe that the former scenario is more likely, due to the strength of economies around the world and the growing flexibility of the U.S. economy. That said, we will continue to monitor economic developments closely and adjust the Monogram Funds’ portfolios as conditions dictate.
The change in stock-market leadership that occurred during this six-month period illustrates the difficulty of attempting to time the market. Changing economic and market conditions can quickly turn yesterdays market leaders into tomorrow laggards, and vice-versa. We believe that investors will be far better served over the long term by constructing diversified portfolios that hold stock, bond and cash allocations tailored to their specific needs, goals and time horizons. The Monogram Funds offer a variety of investment vehicles that shareholders can use to construct such portfolios.
Thank you for your confidence in the Monogram Funds. We look forward to providing you with investment management services in the years to come. Please do not hesitate to contact your account representative or to call the Monogram Funds directly at 1-800-766-8938 if you have any questions or require assistance.
Sincerely,
Ralph C. Shive, CFA
Paul W. Gifford, CFA
Robert W. Nelson, CFA
Bruno P. Riboni
Michael L. Shinnick
Jason W. Cooper
The foregoing information and opinions are for general information only. First Source Bank does not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

1st Source Monogram Funds
Income Equity Fund
Ralph C. Shive, CFA
Investment Concerns
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.
Q.	How did the Income Equity Fund perform during the six-month period between April 1, 2006 and September 30, 2006?
A.	The Fund returned 2.68%. That compared to a 6.85% return for its benchmark, the Russell 1000® Value Index[1] and a 5.37% return for the Lipper Equity Income Funds Index[1].
Q.	What factors affected the Fund’s performance?
A.	The stock market in general and value stocks in particular posted solid gains during this six-month period, helping this Fund and its benchmark generate positive returns. Stocks in the health care, financial and technology sectors contributed to the Fund’s absolute gain.

The Fund lagged its benchmark index largely because of overweight positions in shares of industrial and commodity firms. Those stocks, which had a strong three-year run entering this period, fell sharply in late spring as investors anticipated an economic slowdown. We maintained relatively large positions in those sectors, because we believed industrial and commodities stocks remained attractive on a long-term basis.[2]

The Fund held no exposure to the housing sector during this period. The zero weighting in housing-related stocks provided a positive contribution to performance against the index, as signs of a severe housing slowdown led to losses for many such stocks. The Fund’s relative performance also benefited from a relatively small exposure to retail stocks, which declined substantially early in the period before rebounding.[2]
Average Annual To Return

As of 9/30/06	1 Year	5 Year	10 Year

Income Equity Fund	13.58%	12.69%	12.46%

Russell 1000® Value Index	14.62%	10.73%	11.20%

Lipper Equity Income Funds Index	12.09%	8.37%	8.47%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance data current to the most recent month end, please contact us at 1-800-766-8938.
Past performance does not guarantee future results.
The quoted performance of the 1st Source Monogram Income Equity Fund includes performance of certain collective trust fund (“Commingled”) accounts advised by 1st Source Bank that had investment objectives and policies substantially similar to those of the Fund for periods dating back to 11/30/85, and prior to the mutual fund’s commencement of operations on 9/25/96, as adjusted to reflect the expenses associated with the mutual fund. The Commingled accounts were not registered with the Securities & Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.

1 The Fund’s performance is measured against the Russell 1000® Value Index, an unmanaged index that tracks the performance of 1,000 securities found in the Russell universe with a less-than-average growth orientation. Securities in this index generally have lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth Universe. The Lipper Equity Income Funds Index consists of funds that seek relatively high current income and growth of income by investing at least 65% of their portfolios in dividend-paying equity securities. Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.These indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in their underlying securities or funds.
2 The composition of the Fund’s portfolio is subject to change.
Continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Income Equity Fund	September 30, 2006 (Unaudited)
Common Stock — 91.1%

Security Description	Shares	Value ($)
Basic Materials - 9.8%
Air Products and Chemicals, Inc.	30,000	1,991,100
Alcoa Inc.	77,000	2,159,080
Anglo American PLC ADR	71,000	1,498,100
E. I. du Pont de Nemours & Co.	47,000	2,013,480
Newmont Mining Corp.	32,000	1,368,000
Olin Corp.	110,000	1,689,600
Potash Corp. of Saskatchewan, Inc.	16,000	1,667,040
Weyerhaeuser Co.	12,000	738,360

		13,124,760

Communications - 9.4%
Andrew Corp. (a)	76,000	701,480
AT&T, Inc.	70,000	2,279,200
Belo Corp., Series A	79,500	1,256,895
Deutsche Telekom AG ADR	78,000	1,237,860
Harris Corp.	14,000	622,860
Motorola Inc.	72,000	1,800,000
Sprint Nextel Corp.	100,000	1,715,000
Symantec Corp. (a)	50,000	1,064,000
Verizon Communications, Inc.	53,000	1,967,890

		12,645,185

Consumer Cyclicals - 1.7%
Grainger (W. W. ), Inc.	15,000	1,005,300
RadioShack Corp.	68,000	1,312,400

		2,317,700

Consumer Non-Cyclical - 10.4%
Archer-Daniels-Midland Co.	60,000	2,272,800
Avery-Dennison Corp.	26,000	1,564,420
Avon Products, Inc.	62,000	1,900,920
ConAgra Inc.	85,000	2,080,800
Deluxe Corp.	55,000	940,500
H&R Block, Inc.	22,000	478,280
H. J. Heinz Co.	27,000	1,132,110
Kimberly-Clark Corp.	30,000	1,960,800
Sysco Corp.	52,000	1,739,400

		14,070,030

Energy - 9.4%
Anadarko Petroleum Corp.	30,000	1,314,900
Chevron Corp.	23,000	1,491,780
EnCana Corp.	44,000	2,054,360
GlobalSantaFe Corp.	30,000	1,499,700
Marathon Oil Corp.	23,000	1,768,700
National Fuel Gas	50,000	1,817,500
Schlumberger Ltd.	25,000	1,550,750
Williams Cos., Inc.	50,000	1,193,500

		12,691,190

Financial - 12.1%
Citigroup, Inc.	33,000	1,639,110
Hospitality Properties Trust	26,100	1,231,920
J. P. Morgan Chase & Co.	42,000	1,972,320
Keycorp	38,000	1,422,720
Lincoln National Corp.	25,000	1,552,000
Morgan Stanley	24,000	1,749,840
The Allstate Corp.	36,000	2,258,280
The St. Paul Travelers Cos., Inc.	30,000	1,406,700
Thornburg Mortgage, Inc.	32,000	815,040
U.S. Bancorp	30,000	996,600
Waddell & Reed Financial, Inc.	50,000	1,237,500

		16,282,030

Health Care - 10.7%
Abbott Laboratories	47,000	2,282,320
Biomet, Inc.	25,000	804,750
Bristol-Myers Squibb Co.	56,000	1,395,520
C. R Bard. Inc.	11,000	825,000
Eli Lilly & Co.	23,000	1,311,000
Humana, Inc. (a)	35,000	2,313,150
Merck & Co., Inc.	31,000	1,298,900
Mylan Laboratories, Inc.	25,000	503,250
Novartis AG ADR	34,000	1,986,960
Pfizer, Inc.	65,000	1,843,400

		14,564,250

Industrials - 19.9%
Avnet, Inc. (a)	98,000	1,922,760
Emerson Electric Co.	19,000	1,593,340
Esterline Technologies Corp. (a)	41,000	1,384,160
Fluor Corp.	23,000	1,768,470
General Electric Co.	63,000	2,223,900
Honeywell International Inc.	40,000	1,636,000
Hubbell, Inc., Class B	43,000	2,059,700
Ingersoll-Rand Co. Ltd.	33,000	1,253,340
Pall Corp.	70,100	2,159,781
Parker-Hannifin Corp.	19,000	1,476,870
Raytheon Co.	48,000	2,304,480
Shaw Group, Inc. (a)	76,000	1,796,640
Sonoco Products Co.	60,000	2,018,400
Waste Management Inc.	50,000	1,834,000
Watts Water Technologies, Inc.	38,200	1,213,232

		26,645,073

Technology - 4.3%
Computer Sciences Corp. (a)	35,000	1,719,200
Hewlett-Packard Co.	62,000	2,274,780
Intel Corp.	61,000	1,254,770
Microsoft Corp.	20,000	546,600

		5,795,350

Utilities - 3.4%
American Electric Power Co., Inc.	41,000	1,491,170
NiSource Inc.	70,000	1,521,800
Southwest Gas Corp.	45,900	1,529,388
		4,542,358

Total Common Stocks (Cost $99,067,407)		122,677,926

See notes to financial statements, continued

1st Source Monogram Funds Income Equity Fund	Schedule of Portfolio Investments September 30, 2006 (Unaudited)
Investment Companies — 7.8%

Security Description	Shares	Value ($)
Fifth Third Prime Money Market Fund — Institutional Class	9,399,287	9,399,287
Kayne Anderson MLP Investment Co.	40,000	1,113,600

Total Investment Companies (Cost $10,407,426)		10,512,887

Convertible Bonds — 0.75%

	Principal
Security Description	Amount ($)	Value ($)
Communications - 0.7%
Echostar Communications, 5.75%, 5/15/08	1,000,000	1,002,500

Total Convertible Bonds (Cost $992,708)		1,002,500

Total Investments (Cost $110,467,541) — 99.6%		134,193,313

Percentages indicated are based on net assets of $134,672,566.
(a) Represents non-income producing security.

ADR — American Depositary Receipt
Percentage of Total Portfolio Investments
See notes to financial statements.

1st Source Monogram Funds
Income Equity Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $110,467,541)		$134,193,313
Interest and dividends receivable		246,532
Receivable for capital shares issued		392,790
Prepaid expenses		5,080

Total Assets		134,837,715

Liabilities:
Payable for capital shares redeemed	$8,572
Accrued expenses and other payables:
Investment advisory	87,633
Administration	2,758
Distribution	13,629
Chief Compliance Officer	770
Transfer Agent	4,003
Trustee	7,513
Other	40,271

Total Liabilities		165,149

Net Assets		$134,672,566

Composition of Net Assets:
Capital		$102,060,957
Accumulated net investment income		21,691
Accumulated net realized gains from investment transactions		8,864,146
Unrealized appreciation from investments		23,725,772

Net Assets		$134,672,566

Shares Outstanding (par value $0.01, unlimited number of authorized shares)		9,347,737

Net Asset Value, Offering and Redemption Price per share		$14.41

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Interest		$41,519
Dividends		1,733,707

Total Investment Income:		1,775,226

Expenses:
Investment advisory	$524,643
Administration	98,371
Distribution	191,418
Accounting	24,208
Chief Compliance Officer	5,283
Custodian	4,889
Transfer agent	19,415
Trustee	6,079
Other	53,479

Total expenses before fee reductions		927,785
Distribution fees voluntarily reduced		(163,951)

Net Expenses		763,834

Net Investment Income		1,011,392

Net Realized/Unrealized Gains from Investments:
Realized gains from investment transactions		5,442,735
Change in unrealized appreciation/depreciation from investments		(2,990,800)

Net realized/unrealized gains from investments		2,451,935

Change in net assets resulting from operations		$3,463,327

See notes to financial statements.

1st Source Monogram Funds
Income Equity Fund
Statements of Changes in Net Assets

	For the	For the
	six months ended	year ended
	September 30, 2006	September 30,
	(Unaudited)	2006
Investment Activities:
Operations:
Net investment income	$1,011,392	$1,398,631
Realized gains from investment transactions	5,442,735	10,837,897
Change in unrealized appreciation/depreciation from investments	(2,990,800)	6,726,468

Change in net assets resulting from operations	3,463,327	18,962,996

Distributions:
From net investment income	(989,701)	(1,474,960)
From net realized gains	—	(12,335,101)

Change in net assets from shareholder distributions	(989,701)	(13,810,061)

Capital Transactions:
Proceeds from shares issued	9,174,006	22,135,204
Dividends reinvested	900,176	12,427,538
Cost of shares redeemed	(7,382,999)	(13,334,545)

Change in net assets from capital share transactions	2,691,183	21,228,197

Change in net assets	5,164,809	26,381,132

Net Assets:
Beginning of period	129,507,757	103,126,625

End of period	$134,672,566	$129,507,757

Share Transactions:
Issued	650,458	1,605,392
Reinvested	64,048	939,715
Redeemed	(526,219)	(961,653)

Change in shares	188,287	1,583,454

Accumulated net investment income	$21,691	$—

See notes to financial statements.

1st Source Monogram Funds
Income Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the
	six months
	ended
	September
	30, 2006		For the years ended March 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$14.14		$13.61	$12.16	$8.87	$11.49	$10.87

Investment Activities:
Net investment income	0.11		0.17	0.14	0.17	0.18	0.17
Net realized and unrealized gains (losses) from investments	0.27		2.10	1.91	3.39	(2.53)	1.07

Total from investment activities	0.38		2.27	2.05	3.56	(2.35)	1.24

Distributions:
Net investment income	(0.11)		(0.18)	(0.13)	(0.16)	(0.18)	(0.17)
Net realized gains	—		(1.56)	(0.47)	(0.11)	(0.09)	(0.45)

Total Distributions	(0.11)		(1.74)	(0.60)	(0.27)	(0.27)	(0.62)

Net Asset Value, End of Period	$14.41		$14.14	$13.61	$12.16	$8.87	$11.49

Total Return	2.68	%(b)	17.72%	17.17%	40.48%	(20.66%)	11.97%

Ratios/Supplementary Data:
Net Assets at end of period (000)	$134,673		$129,508	$103,127	$79,034	$52,403	$56,981
Ratio of expenses to average net assets	1.16	% (c)	1.19%	1.19%	1.21%	1.22%	1.20%
Ratio of net investment income to average net assets	1.54	% (c)	1.25%	1.10%	1.49%	1.82%	1.58%
Ratio of expenses to average net assets (a)	1.41	% (c)	1.45%	1.44%	1.46%	1.47%	1.45%
Portfolio turnover	13%		37%	44%	24%	18%	32%

(a)	During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b)	Not Annualized

(c)	Annualized
See notes to financial statements.

1st Source Monogram Funds
Diversified Equity Fund
Ralph C. Shive, CFA
Investment Concerns
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.
Q.	How did the Diversified Equity Fund perform during the six-month period between April 1, 2006 and September 30, 2006?

A.	The Fund returned -1.76%. That compared to a -0.12% return for the Russell 1000® Growth Index.[1]

Q.	What factors affected the Fund’s performance?

A.	Growth stocks performed poorly early in the period before rebounding during the summer. That environment contributed to small losses for the Fund and its style benchmark during the six-month period as a whole.

The Fund lagged its benchmark in part because of a relatively large stake in shares of firms that make orthopedic devices. Those stocks suffered as the industry came under greater regulatory scrutiny and pricing pressure—developments that weighed on earnings at these highly profitable companies. We maintained the Fund’s stakes in orthopedics stocks, because we believed the shares continued to present strong long-term growth opportunities.[2]

Certain technology stocks boosted returns relative to the Fund’s benchmark, while others weighed on relative returns. The Fund’s large weighting in software stocks lifted returns against the growth index, as those shares rallied during the second half of the period. Selection among software stocks also boosted relative returns. The Fund’s security selection among semiconductor stocks weighed on relative returns, however, as a price war led to losses at several stocks in that industry.[2]

Stock selection in the consumer non-discretionary sector also boosted relative returns. Investors fleeing the energy sector sought the stability of defensive consumer stocks, so the Fund’s relatively large exposure to that sector improved performance versus the benchmark.[2]
Average Annual Total Return

As of 9/30/06	1 Year	5 Year	10 Year

Diversified Equity Fund	1.14%	2.63%	2.83%
Russell 1000® Growth Index	6.04%	4.42%	5.46%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance data current to the most recent month end, please contact us at 1-800-766-8938.
Past performance does not guarantee future results.
The quoted performance of the 1st Source Monogram Diversified Equity Fund includes performance of certain collective trust fund (‘‘Commingled’’) accounts advised by 1st Source Bank that had investment objectives and policies substantially similar to those of the Fund for periods dating back to 6/30/85, and prior to the mutual fund’s commencement of operations on 9/23/96, as adjusted to reflect the expenses associated with the mutual fund. The Commingled accounts were not registered with the Securities & Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.

[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The indices are unmanaged and do not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]	The composition of the Fund’s portfolio is subject to change.
Continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Diversified Equity Fund	September 30, 2006 (Unaudited)
Common Stocks — 92.3%

Security Description	Shares	Value ($)
Basic Materials - 1.7%
Praxair, Inc.	15,200	899,232

Communications - 8.3%
Cisco Systems, Inc. (a)	29,000	667,000
Corning, Inc. (a)	31,900	778,679
eBay, Inc. (a)	12,800	363,008
McGraw-Hill Cos., Inc.	18,000	1,044,540
Motorola, Inc.	36,700	917,500
QUALCOMM, Inc.	13,600	494,360

		4,265,087

Consumer Cyclical - 8.5%
Harley-Davidson, Inc.	10,800	677,700
McDonald’s Corp.	18,100	708,072
PETsMART, Inc.	27,800	771,450
Starbucks Corp. (a)	9,000	306,450
The Home Depot, Inc.	23,300	845,091
Walgreen Co.	23,800	1,056,482

		4,365,245

Consumer Non-Cyclical - 7.5%
Fortune Brands, Inc.	13,100	983,941
Nestle SA ADR	11,400	996,930
Pepsico, Inc.	12,800	835,328
Procter & Gamble Co.	16,900	1,047,462

		3,863,661

Energy - 11.4%
Apache Corp.	11,900	752,080
BP Amoco PLC ADR	11,900	780,402
ConocoPhillips	13,300	791,749
Exxon Mobil Corp.	14,600	979,660
Schlumberger Ltd.	12,800	793,984
Valero Energy Corp.	19,100	983,077
XTO Energy, Inc.	19,100	804,683

		5,885,635

Financial - 13.7%
American Express Co.	14,200	796,336
Ameriprise Financial, Inc.	21,400	1,003,660
Bank of America Corp.	15,800	846,406
Citigroup, Inc.	17,200	854,324
Hartford Financial Services Group	12,100	1,049,675
J.P. Morgan Chase & Co.	22,900	1,075,384
MetLife, Inc.	15,500	878,540
Wells Fargo & Co.	15,200	549,936

		7,054,261

Health Care - 17.1%
Amgen, Inc. (a)	8,200	586,546
Biogen Idec, Inc. (a)	7,300	326,164
Biomet, Inc.	25,000	804,750
Boston Scientific Corp. (a)	14,000	207,060
Dentsply International	22,800	686,508
Genentech, Inc. (a)	5,000	413,500
Johnson & Johnson	22,700	1,474,138
Laboratory Corp. of America Holdings (a)	13,800	904,866
Medtronic, Inc.	16,900	784,836
St. Jude Medical, Inc. (a)	24,400	861,076
Stryker Corp.	16,000	793,440
Zimmer Holdings, Inc. (a)	15,200	1,026,000

		8,868,884

Industrials - 10.3%
Caterpillar, Inc.	11,900	783,020
Emerson Electric Co.	9,100	763,126
FedEx Corp.	7,700	836,836
General Electric Co.	38,100	1,344,930
Illinois Tool Works, Inc.	16,400	736,360
United Technologies Corp.	13,700	867,895

		5,332,167

Technology - 13.8%
Dell Computer Corp. (a)	26,800	612,112
EMC Corp. (a)	78,400	939,232
First Data Corp.	18,500	777,000
Hewlett-Packard Co.	23,600	865,884
Intel Corp.	44,700	919,479
Maxim Integrated Products, Inc.	15,300	429,471
Microsoft Corp.	27,300	746,109
Oracle Corp. (a)	65,000	1,153,100
Texas Instruments, Inc.	20,900	694,925

		7,137,312

Total Common Stocks (Cost $43,157,361)		47,671,484

Investment Companies — 7.7%

Security Description	Shares	Value ($)
Fifth Third Prime Money Market Fund — Institutional Class	3,977,542	3,977,542

Total Investment Companies (Cost $3,977,542)		3,977,542

Total Investments (Cost $47,134,903) - 100.0%		$51,649,026

Percentages indicated are based on net assets of $51,625,016.

(a)	Represents non-income producing security.

ADR	— American Depositary Receipt
See notes to financial statements.

1st Source Monogram Funds	Schedule of Portfolio Investments
Diversified Equity Fund	September 30, 2006 (Unaudited)
Percentage of Total Portfolio Investments
See notes to financial statements.

1st Source Monogram Funds
Diversified Equity Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $47,134,903)		$51,649,026
Interest and dividends receivable		52,577
Receivable for capital shares issued		5,658
Receivable for investments sold		770,463
Prepaid expenses		1,085

Total Assets		52,478,809

Liabilities:
Payable for investments purchased	$773,241
Accrued expenses and other payables:
Investment advisory	42,242
Administration	1,062
Distribution	7,501
Chief Compliance Officer	586
Transfer Agent	7,711
Trustee	4,115
Other	17,335

Total Liabilities		853,793

Net Assets		$51,625,016

Composition of Net Assets:
Capital		$53,686,259
Accumulated net investment income		1,133
Accumulated net realized losses from investment transactions		(6,576,499)
Unrealized appreciation from investments		4,514,123

Net Assets		$51,625,016

Shares Outstanding (par value $0.01, unlimited number of authorized shares)		6,817,078

Net Asset Value, Offering and Redemption Price per share		$7.57

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Dividends		$404,354

Total Investment Income:		404,354

Expenses:
Investment advisory	$265,663
Administration	40,252
Distribution	80,050
Accounting	12,195
Chief Compliance Office	2,422
Custodian	3,014
Transfer agent	15,258
Trustee	2,994
Other	19,844

Total expenses before fee reductions		441,692
Distribution fees voluntarily reduced		(67,086)

Net Expenses		374,606

Net Investment Income		29,748

Net Realized/Unrealized Gains from Investments:
Realized gains from investment transactions		247,582
Change in unrealized appreciation/ depreciation from investments		(1,341,030)

Net realized/unrealized gains from investments		(1,093,448)

Change in net assets resulting from operations		($1,063,700)

See notes to financial statements.

1st Source Monogram Funds
Diversified Equity Fund
Statements of Changes in Net Assets

	For the
	six months ended	For the
	September 30, 2006	year ended
	(Unaudited)	March 31, 2006
Investment Activities:
Operations:
Net investment income (loss)	$29,748	$7,884
Realized gains from investment transactions	247,582	3,276,106
Change in unrealized appreciation/depreciation from investments	(1,341,030)	942,415

Change in net assets resulting from operations	(1,063,700)	4,226,405

Distributions:
From net investment income	(31,845)	(4,654)

Change in net assets from shareholder distributions	(31,845)	(4,654)

Capital Transactions:
Proceeds from shares issued	3,335,355	9,717,571
Dividends reinvested	28,675	4,190
Cost of shares redeemed	(6,937,511)	(9,818,492)

Change in net assets from capital share transactions	(3,573,481)	(96,731)

Change in net assets	(4,669,026)	4,125,020

Net Assets:
Beginning of period	56,294,042	52,169,022

End of period	$51,625,016	$56,294,042

Share Transactions:
Issued	449,240	1,298,669
Reinvested	3,840	543
Redeemed	(934,547)	(1,309,432)

Change in shares	(481,467)	(10,220)

Accumulated net investment income	$1,133	$3,230

See notes to financial statements.

1st Source Monogram Funds
Diversified Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the
	six months
	ended
	September
	30, 2006		For the years ended March 31,
	(Unaudited)		2006		2005		2004		2003	2002
Net Asset Value, Beginning of Period	$7.71		$7.14		$6.82		$5.45		$7.21	$7.69

Investment Activities:
Net investment income (loss)	0.00	(a)	0.00	(a)	(0.00	)(a)	(0.01)		(0.01)	(0.01)
Net realized and unrealized gains (losses) from investments	(0.14)		0.57		0.33		1.38		(1.75)	(0.47)

Total from investment activities	(0.14)		0.57		0.33		1.37		(1.76)	(0.48)

Distributions:
Net investment income	(0.00	)(a)	(0.00	)(a)	(0.01)		(0.00	)(a)	—	—
Total Distributions	—		—		(0.01)		—		—	—

Net Asset Value, End of Period	$7.57	(c)	$7.71		$7.14		$6.82		$5.45	$7.21

Total Return	(1.76%)		7.99%		4.80%		25.15%		(24.41%)	(6.24%)

Ratios/Supplementary Data:
Net Assets at end of period (000)	$51,625		$56,294		$52,169		$42,028		$30,056	$40,766
Ratio of expenses to average net assets	1.40	%(d)	1.38%		1.37%		1.38%		1.37%	1.32%
Ratio of net investment income to average net assets	1.11	%(d)	0.01%		(0.01%)		(0.17%)		(0.19%)	(0.17%)
Ratio of expenses to average net assets (b)	1.65	%(d)	1.64%		1.63%		1.63%		1.62%	1.57%
Portfolio turnover	33%		57%		43%		45%		80%	68%

(a)	Amount is less then $0.005 per share.

(b)	During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(c)	Not Annualized

(d)	Annualized
See notes to financial statements.

1st Source Monogram Funds
Special Equity Fund
Jason W. Cooper & Bruno P. Riboni
Investment Concerns
Small-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average. Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.
Q.	How did the Special Equity Fund perform during the six-month period between April 1, 2006 and September 30, 2006?

A.	The Fund returned -8.12%. That compared to a -4.61% return for the Fund’s benchmark, the Russell 2000® Index[1].

Q.	What factors affected the performance of the Fund?

A.	Small-cap stocks posted gains early in the period, but then declined sharply as investors worried that economic growth might slow rapidly going forward. Those declines led to losses for this Fund and its benchmark index.[2]

We seek to invest in shares of firms that can generate strong earnings growth. Such growth-oriented stocks underperformed value shares during the period, dragging down the Fund’s returns against its broad small-cap benchmark.[2]

An overweight stake in the energy sector also weighed on relative returns. The Fund benefited from those holdings early in the six-month period, but investor fears about the direction of the economy and a large decline in energy prices during the summer and early fall led to steep losses among many energy stocks. We maintained the Fund’s overweight position, however, because we believed the portfolio’s energy holdings were well positioned for growth.[2]

A relatively small position in consumer discretionary stocks hurt returns against the benchmark as well, as such stocks posted large gains late in the period. We believed that rebound represented a short-term development, however, given that a number of headwinds appeared likely to weaken consumer spending.[2]
Average Annual Total Return

As of 9/30/06	1 Year	5 Year	10 Year

Special Equity Fund	5.24%	6.73%	5.79%
Russell 2000® Index	9.92%	13.78%	9.06%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance data current to the most recent month end, please contact us at 1-800-766-8938.
Past performance does not guarantee future results.
The quoted performance of the 1st Source Monogram Special Equity Fund includes performance of certain collective trust fund (‘‘Commingled’’) accounts advised by 1st Source Bank that had investment objectives and policies substantially similar to those of the Fund for periods dating back to 11/30/85, and prior to the mutual fund’s commencement of operations on 9/20/96, as adjusted to reflect the expenses associated with the mutual fund. The Commingled accounts were not registered with the Securities & Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.

[1]	The Russell 2000® Index is an unmanaged index that represents the performance of domestically traded common stocks of small to mid-sized companies. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]	The composition of the Fund’s portfolio is subject to change.
Continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Special Equity Fund	September 30, 2006 (Unaudited)
Common Stocks — 92.8%

Security Description	Shares	Value ($)
Basic Materials - 4.5%
Century Aluminum Co. (a)	6,600	222,090
Landec Corp. (a)	25,200	272,160
Sigma-Aldrich Corp.	2,700	204,309
Steel Dynamics, Inc.	5,400	272,430
The Lubrizol Corp.	4,700	214,931

		1,185,920

Communications - 8.7%
Aeroflex, Inc. (a)	37,500	385,500
Comtech Telecommunications (a)	8,500	284,580
Cryptologic, Inc.	14,200	312,968
NICE Systems Ltd. ADR (a)	4,000	110,680
Plantronics, Inc.	11,100	194,583
Polycom, Inc. (a)	10,200	250,206
Spectralink Corp.	25,200	206,892
Telecommunication Systems, Inc. (a)	99,800	268,462
TIBCO Software, Inc. (a)	27,900	250,542

		2,264,413

Consumer Cyclical - 11.3%
Brown Shoe Company, Inc.	6,800	243,712
Buffalo Wild Wings, Inc. (a)	8,700	332,775
CBRL Group, Inc.	4,500	181,935
Century Casinos, Inc. (a)	28,800	286,272
LIFE TIME FITNESS, Inc. (a)	4,300	199,047
MSC Industrial Direct Co., Inc.	3,200	130,368
Oshkosh Truck Corp.	8,800	444,136
RC2 Corp. (a)	11,000	368,830
Scan Source, Inc. (a)	7,400	224,442
The Children’s Place Retail Stores, Inc. (a)	3,600	230,508
The Pantry, Inc. (a)	5,600	315,672

		2,957,697

Consumer Non-Cyclical - 6.7%
Corn Products International, Inc.	7,500	244,050
CRA International, Inc. (a)	4,400	209,704
Healthcare Services Group	12,600	317,016
Nash Finch Co.	9,300	218,829
Navigant Consulting, Inc. (a)	11,900	238,714
Smithfield Foods, Inc. (a)	8,700	235,074
Source Interlink Co., Inc. (a)	19,200	182,400
Spectrum Brands, Inc. (a)	11,000	92,840

		1,738,627

Energy - 7.1%
Carrizo Oil & Gas, Inc. (a)	10,800	278,532
Delta Petroleum Corp. (a)	9,650	217,318
FMC Technologies, Inc. (a)	3,800	204,060
Global Industries, Ltd. (a)	14,000	217,840
Helix Energy Solutions Group, Inc. (a)	9,600	320,640
Petrohawk Energy Corp. (a)	26,700	277,146
Quicksilver Resources, Inc. (a)	5,200	165,880
Rowan Co., Inc.	5,600	177,128

		1,858,544

Financial - 20.2%
American Campus Communities, Inc.	12,750	325,253
American Physicians Capital, Inc. (a)	3,200	154,816
Biomed Realty Trust, Inc.	11,500	348,910
Boston Private Financial Holdings, Inc.	7,900	220,252
Education Realty Trust, Inc.	19,900	293,724
Encore Capital Group, Inc. (a)	9,900	128,502
Franklin Bank Corp. (a)	18,250	362,810
Glacier Bancorp, Inc.	6,900	235,773
HCC Insurance Holdings, Inc.	12,500	411,000
Health Care Property Investors, Inc.	7,800	242,190
LTC Properties, Inc.	9,300	225,525
Max Re Capital Ltd.	15,800	362,768
optionsXpress Holdings, Inc.	10,900	303,892
Portfolio Recovery Associates, Inc. (a)	5,800	254,446
PrivateBancorp, Inc.	9,400	429,768
Sterling Bancorp	14,500	285,070
W.R. Berkley Corp.	11,700	414,063
Webster Financial Corp.	5,000	235,550

		5,234,312

Health Care - 8.7%
AmSurg Corp. (a)	12,300	273,798
Human Genome Sciences, Inc. (a)	13,800	159,252
LifePoint Hospitals, Inc. (a)	8,300	293,156
Natus Medical, Inc. (a)	17,600	240,240
Odyssey Healthcare, Inc. (a)	19,500	276,510
Pediatrix Medical Group, Inc. (a)	9,200	419,520
Sciele Pharma, Inc. (a)	8,600	162,024
Symmetry Medical, Inc. (a)	21,000	316,890
The Medicines Co. (a)	6,000	135,360

		2,276,750

Industrials - 13.9%
Armor Holdings, Inc. (a)	6,200	355,446
Astec Industries, Inc. (a)	5,500	138,875
BE Aerospace, Inc. (a)	17,900	377,511
Celadon Group (a)	13,200	219,648
DRS Technologies, Inc.	6,000	262,020
Flow International Corp. (a)	10,500	136,185
IDEX Corp.	4,900	210,945
Kaydon Corp.	12,900	477,558
Mettler-Toledo International, Inc. (a)	1,700	112,455
Pentair, Inc.	2,200	57,618
Roper Industries, Inc.	8,800	393,712
Stericycle, Inc. (a)	5,400	376,866
The Middleby Corp. (a)	1,700	131,002
Waste Connections, Inc. (a)	3,000	113,730
Watts Water Technologies, Inc.	5,500	174,680
Zebra Technologies Corp., Class A (a)	2,600	92,924

		3,631,175

Technology - 9.3%
Applix, Inc. (a)	31,700	285,617
ChipMOS Technologies Ltd. (a)	62,700	374,319
Dendrite International, Inc. (a)	16,400	160,392
infoUSA, Inc.	9,900	82,170
Mad Catz Interactive, Inc. (a)	514,300	272,579
Magma Design Automation, Inc. (a)	43,800	398,580
Nuance Communications, Inc. (a)	36,600	299,022
Open Text Corp. (a)	16,200	289,980
Palm, Inc. (a)	8,500	123,760
PAR Technology Corp. (a)	14,500	131,515

		2,417,934

Utilities - 2.4%
PNM Resources, Inc.	14,900	410,793
Southwest Water Co.	18,200	222,586

		633,379

Total Common Stocks (Cost $21,793,125)		24,198,751

Continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Special Equity Fund	September 30, 2006 (Unaudited)
Investment Companies — 7.3%

Security Description	Shares	Value ($)
Fifth Third Prime Money Market Fund - Institutional Class	1,434,403	1,434,403
iShares Russell 2000 Index Fund	3,600	259,092
Technology Select Sector SPDR Fund	9,450	207,900

Total Investment Companies (Cost $1,878,549)		1,901,395

Total Investment (Cost $23,671,674) - 100.1%		26,100,146

Percentages indicated are based on net assets of $26,076,767.
(a) Represents non-income producing security.
ADR — American Depositary Receipt
See notes to financial statements.
Percentage of Total Portfolio Investments
See notes to financial statements.

1st Source Monogram Funds
Special Equity Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $23,671,674)		$26,100,146
Interest and dividends receivable		20,999
Receivable for capital shares issued		9,614
Prepaid expenses		4,512

Total Assets		26,135,271

Liabilities:
Payable for capital shares redeemed	$5,581
Accrued expenses and other payables:
Investment advisory	17,324
Administration	537
Distribution	4,417
Chief Compliance Officer	241
Transfer Agent	7,383
Trustee	3,866
Other	19,155

Total Liabilities		58,504

Net Assets		$26,076,767

Composition of Net Assets:
Capital		$26,097,123
Accumulated net investment loss		(36,493)
Accumulated net realized losses from investment transactions		(2,412,335)
Unrealized appreciation from investments		2,428,472

Net Assets		$26,076,767

Shares Outstanding (par value $0.01, unlimited number of authorized shares)		2,953,331

Net Asset Value, Offering and Redemption Price per share		$8.83

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Dividends		$160,512

Total Investment Income:		160,512

Expenses:
Investment advisory	$111,458
Administration	20,898
Distribution	44,213
Accounting	10,583
Chief Compliance Officer	1,176
Custodian	2,436
Transfer agent	15,923
Trustee	2,281
Other	22,867

Total expenses before fee reductions		231,835
Distribution fees voluntarily reduced		(34,830)

Net Expenses		197,005

Net Investment Loss		(36,493)

Net Realized/Unrealized Gains from Investments:
Realized gains from investment transactions		781,131
Change in unrealized appreciation/ depreciation from investments		(3,210,357)

Net realized/unrealized gains from investments		(2,429,226)

Change in net assets resulting from operations		($2,465,719)

See notes to financial statements.

1st Source Monogram Funds
Special Equity Fund
Statements of Changes in Net Assets

	For the
	six months ended	For the
	September 30, 2006	year ended
	(Unaudited)	March 31, 2006
Investment Activities:
Operations:
Net investment loss	$(36,493)	$(173,811)
Realized gains (losses) from investment and option transactions	781,131	2,666,135
Change in unrealized appreciation/depreciation from investments and options	(3,210,357)	2,632,336

Change in net assets resulting from operations	(2,465,719)	5,124,660

Capital Transactions:
Proceeds from shares issued	2,667,578	3,347,977
Cost of shares redeemed	(4,025,910)	(16,522,916)

Change in net assets from capital share transactions	(1,358,332)	(13,174,939)

Change in net assets	(3,824,051)	(8,050,279)

Net Assets:
Beginning of period	29,900,818	37,951,097

End of period	$26,076,767	$29,900,818

Share Transactions:
Issued	296,678	402,915
Redeemed	(454,590)	(1,950,773)

Change in shares	(157,912)	(1,547,858)

Accumulated net investment loss	$(36,493)	$—

See notes to financial statements.

1st Source Monogram Funds
Special Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the
	six months
	ended
	September
	30, 2006		For the years ended March 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.61		$8.15	$11.54	$7.68	$11.25	$9.25

Investment Activities:
Net investment loss	(0.01)		(0.06)	(0.11)	(0.07)	(0.05)	(0.05)
Net realized and unrealized gains (losses) from investments and options	(0.77)		1.52	(0.60)	3.93	(2.87)	2.63

Total from investment activities	(0.78)		1.46	(0.71)	3.86	(2.92)	2.58

Distributions:
Return of Capital	—		—	(0.01)	—	—	—
Net realized gains	—		—	(2.67)	—	(0.65)	(0.58)
Total Distributions	—		—	(2.68)	—	(0.65)	(0.58)

Net Asset Value, End of Period	$8.83		$9.61	$8.15	$11.54	$7.68	$11.25

Total Return	(8.12	%) (b)	17.91%	(6.85%)	50.26%	(26.47%)	28.37%

Ratios/Supplementary Data:
Net Assets at end of period (000)	$26,077		$29,901	$37,951	$67,071	$38,641	$44,888
Ratio of expenses to average net assets	1.42	% (c)	1.34%	1.28%	1.23%	1.26%	1.24%
Ratio of net investment loss to average net assets	(0.26	%) (c)	(0.53%)	(0.85%)	(0.79%)	(0.67%)	(0.57%)
Ratio of expenses to average net assets (a)	1.67	% (c)	1.60%	1.53%	1.48%	1.51%	1.49%
Portfolio turnover	33%		54%	215%	190%	140%	130%

(a)	During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b)	Not annualized.

(c)	Annualized.
See notes to financial statements.

1st Source Monogram Funds
Income Fund
Paul W. Gifford, CFA
Investment Concerns
Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.
Q.	How did the Income Fund perform relative to its benchmark during the six-month period between April 1, 2006 and September 30, 2006?

A.	The Fund returned 2.95%. That compared to a 3.42% return for the Fund’s benchmark, the Lehman Brothers Intermediate U.S. Government/Credit Bond Index[1].

Q.	What factors contributed to the Fund’s performance?

A.	The bond market rallied between the beginning of July and the end of September, helping this Fund and its benchmark post above-average returns for the six-month period under review. Bonds of all maturity lengths and all sectors notched positive returns.

The Fund’s duration strategy helped its performance relative to the benchmark during the first half of the period. We held a shorter duration than the benchmark at the beginning of the period. The yield curve was inverted—that is, short-term securities offered higher yields than longer-term securities—so the Fund’s short duration did not significantly reduce the Fund’s yield. That strategy boosted returns against the index by allowing us to reinvest bond principal more rapidly as yields rose between April and late June.[2]

We gradually extended the Fund’s duration early in the period as yields rose, although we maintained a shorter duration than that of the benchmark. The Fund’s short duration weighed on relative returns when yields fell during the second half of the period, which resulted in the Fund underperforming its benchmark index.[2]

Corporate- and mortgage-backed securities modestly outperformed Treasury issues during the period. The Fund held overweight allocations to those sectors, so their strong relative performance improved returns against the benchmark.[2]
Average Annual Total Return

As of 9/30/06	1 Year	5 Year	10 Year
Income Fund	2.81%	3.27%	4.93%
Lehman Brothers Intermediate U.S. Government/Credit Bond Index	3.55%	4.34%	5.95%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance data current to the most recent month end, please contact us at 1-800-766-8938.
Past performance does not guarantee future results.
The quoted performance of the 1st Source Monogram Income Fund includes performance of certain collective trust fund (‘‘Commingled’’) accounts advised by 1st Source Bank that had investment objectives and policies substantially similar to those of the Fund for periods dating back to 6/30/85, and prior to the mutual fund’s commencement of operations on 9/24/96, as adjusted to reflect the expenses associated with the mutual fund. The Commingled accounts were not registered with the Securities & Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled accounts had been registered, the Commingled accounts’ performance may have been adversely affected.

[1]	The Lehman Brothers Intermediate U.S. Government/Credit Bond Index is an unmanaged index considered to be representative of the performance of government and corporate bonds with maturities of less than ten years. This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]	The composition of the Fund’s portfolio is subject to change.
Continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Income Fund	September 30, 2006 (Unaudited)
Asset Backed Securities — 14.7%

	Principal
Security Description	Amount ($)	Value ($)
ABN Amro Mortgage Corp., 5.50%, 2/25/18, Series 2003-13, Class A2	516,474	511,156
Banc of America Mortgage Securities, 4.48%, 2/25/33, Series 2003-A, Class 3A1	360,254	360,389
Capital One Multi-Asset Execution Trust, 2.95%, 8/17/09, Series 2003-A6, Class A6	250,000	249,781
Capital One Multi-Asset Execution Trust, 4.70%, 6/15/15, Series 2005-7, Class A7, CMO	600,000	589,835
Chase Commercial Mortgage Securities Corp., 7.09%, 10/15/32	721,833	731,896
Chase Issuance Trust, 4.23%, 1/15/13	700,000	682,861
Citibank Credit Card Issuance Trust, 5.45%, 5/10/13, Series 2006-A4, Class A4	1,500,000	1,522,944
Citicorp Mortgage Securities, Inc., 5.50%, 2/25/26, Series 2006-1, Class 5A1	847,220	848,798
Countrywide Home Loans, 4.50%, 8/25/19	940,993	922,042
Equity One ABS, Inc., 4.205%, 4/25/34, Series 2004-1, Class AF6	700,000	670,349
Impac CMB Trust, 5.76%, 5/25/35, Series 2005-4, Class 1M1 (b)	281,134	281,633
Indymac Index Mortgage Loan Trust, 5.35%, 3/25/35, Series 2005-AR1, Class 3A1 (b)	378,242	377,579
MBNA Credit Card Master Note Trust, 4.10%, 10/15/12	1,300,000	1,262,570
MBNA Master Credit Card Trust 99 B A, 5.90%, 8/15/11	790,000	806,808
Navistar Financial Corp. Owner Trust, 3.53%, 10/15/12, Series 2004-B, Class A4	335,000	324,940
New Century Home Equity Loan Trust, 7.39%, 5/25/29, Series 1999-NCB, Class A6	288,116	287,147
New Century Home Equity Loan Trust, 4.45%, 8/25/34, Series 2004-A, Class AII3	643,476	638,749

Total Asset Backed Securities (Cost $11,204,515)		11,069,477

Corporate Bonds — 23.8%

	Principal
Security Description	Amount ($)	Value ($)
Bank Holding Companies - 2.5%
HSBC Capital Funding LLC, 4.61%, 12/29/49 (b)	500,000	463,503
Royal Bank of Canada, 5.65%, 7/20/11	700,000	714,970
South Trust Corp., 5.80%, 6/15/14	700,000	712,628

		1,891,101

Basic Materials - 0.6%
Alcan, Inc., 4.50%, 5/15/13	450,000	424,144

Communications - 1.8%
Ameritech Cap Funding, 9.10%, 6/1/16	254,154	294,218
Bell Telephone Co. Pennsylvania, 7.375%, 7/15/07	500,000	507,202
Comcast Cable Communications, 6.875%, 6/15/09	500,000	519,918

		1,321,338

Computer and Data Processing Services - 1.9%
Dell Computer Corp., 6.55%, 4/15/08	750,000	763,119
Hewlett-Packard Co., 6.50%, 7/1/12	300,000	317,820
Oracle Corp., 5.00%, 1/15/11	350,000	346,656

		1,427,595

Consumer Goods & Services - 1.7%
Black & Decker, 7.125%, 6/1/11	705,000	749,960
Walt Disney Co., 5.375%, 6/1/07	525,000	525,343

		1,275,303

Financial - 7.1%
BankAmerica Corp., 7.125%, 3/1/09	500,000	521,304
Bear Stearns Co., 4.50%, 10/28/10	500,000	486,597
CIT Group, Inc., 5.10%, 12/15/07	250,000	247,514
Commercial Credit Co., 10.00%, 12/1/08	1,300,000	1,425,457
Genworth Financial, Inc., 5.54%, 6/15/07 (b)	700,000	701,077
Goldman Sachs Group, Inc., 5.35%, 1/15/16	500,000	490,771
Household Finance Co., 6.375%, 10/15/11	325,000	339,700
International Lease Finance Corp., 4.35%, 9/15/07	300,000	296,620
Morgan Stanley, 5.375%, 10/15/15	300,000	296,223
Wachovia Bank, 4.875%, 2/1/15	600,000	577,889

		5,383,152

Food & Related - 1.5%
Cargill, Inc., 6.15%, 2/25/08	600,000	605,412
Diageo Cap PLC, 4.375%, 5/3/10	500,000	484,851

		1,090,263

Health Care - 1.9%
Abbott Laboratories, 5.60%, 5/15/11	350,000	356,229
Amgen, Inc., 4.00%, 11/18/09	300,000	290,815
Amgen, Inc., 4.85%, 11/18/14	300,000	289,630
United Health Group, 3.75%, 2/10/09	500,000	484,497

		1,421,171

Manufacturing - 2.1%
General Electric Co., 5.00%, 2/1/13	1,000,000	988,701
Parker-Hannifin, 4.875%, 2/15/13	600,000	587,692

		1,576,393

Real Estate - 0.5%
HD Real Estate Funding Corp. II, 5.95%, 10/15/08	400,000	402,532

Retail - 1.3%
Costco Wholesale Corp., 5.50%, 3/15/07	500,000	499,593
CVS Corp., 4.00%, 9/15/09	500,000	482,245

		981,838

Special Purpose Entity - 0.9%
Targeted Return Index, 5.94%, 1/25/07 (b)	344,000	343,921
Targeted Return Index, 6.96%, 1/15/12 (b)	342,000	361,723

		705,644

Total Corporate Bonds (Cost $18,170,252)		17,900,474

See notes to financial statements, continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Income Fund	September 30, 2006 (Unaudited)
U.S. Government Agency Securities — 48.8%

	Principal
Security Description	Amount ($)	Value ($)
Fannie Mae - 15.7%
4.00%, 1/26/09	900,000	881,435
4.20%, 6/8/09	1,000,000	981,474
4.00%, 11/30/09	1,500,000	1,459,281
4.50%, 6/1/10	500,000	491,306
8.00%, 8/25/10	600,000	600,403
5.50%, 3/17/11	600,000	599,867
4.75%, 2/21/13	500,000	494,449
5.50%, 9/1/14, Pool # 535170	376,924	378,597
5.05%, 4/28/15	500,000	490,281
5.375%, 7/15/16	2,000,000	2,058,615
5.50%, 11/1/16, Pool # 615245	229,815	230,471
5.00%, 4/26/17	700,000	677,768
4.25%, 9/25/22, Series 2003-17, Class ED, CMO	805,133	775,318
5.00%, 7/25/23, Series 2005-4, Class VG, CMO	1,301,800	1,233,087
6.72%, 10/1/32, Pool # 659567 (b)	52,706	54,106
4.56%, 11/1/34, Pool # 782320 (b)	422,375	417,059

		11,823,517

Federal Farm Credit Bank - 0.9%
5.20%, 12/27/12	650,000	650,998

Federal Home Loan Bank - 9.0%
4.29%, 3/24/08 (b)	1,000,000	986,381
4.25%, 8/25/08	500,000	499,958
5.25%, 3/17/10	725,000	723,731
4.75%, 10/25/10, Series 00-0582, Class H, CMO	1,524,908	1,515,000
5.125%, 11/1/10	500,000	499,844
5.25%, 6/10/11	1,000,000	1,012,165
4.875%, 11/15/11	1,000,000	996,144
5.50%, 8/23/13	500,000	495,893

		6,729,116

Freddie Mac - 19.9%
4.50%, 7/1/08, Pool # M90827	502,221	494,588
5.05%, 12/8/08	1,300,000	1,298,071
5.125%, 2/27/09	900,000	898,187
4.125%, 10/18/10	1,500,000	1,457,729
5.30%, 11/17/10	650,000	649,834
5.40%, 3/9/11	700,000	699,417
5.50%, 2/22/13	950,000	947,048
4.50%, 12/15/13, Series 2723, Class AT, CMO	279,309	271,998
5.50%, 5/15/15, Series 2808, Class VA, CMO	839,486	844,985
5.125%, 10/15/15, Series R003, Class AG, CMO	636,502	630,964
5.50%, 3/28/16	1,400,000	1,411,498
4.00%, 12/15/17, Series 2595, Class BL, CMO	677,723	651,637
3.50%, 12/15/22, Series 2673, Class PH, CMO	863,103	849,059
5.50%, 10/1/25, Series 2808, Class VA, CMO	463,402	460,558
4.50%, 6/15/27, Series 2598, Class QC, CMO	1,500,000	1,476,452
4.00%, 3/15/28, Series 2583, Class MG, CMO	623,584	610,729
6.76%, 5/1/31, Pool # 847292 (b)	372,455	378,047
4.74%, 12/1/32, Pool # 847527 (b)	670,259	672,740
5.57%, 8/1/33, Pool # 847281 (b)	272,160	275,511

		14,979,052

Government National Mortgage Assoc. - 1.8%
5.00%, 5/20/31, Series 2004-19, Class PD, CMO	900,000	880,276
5.00%, 7/20/34, Series 2004-105, Class MC, CMO	500,000	479,785

		1,360,061

Tennessee Valley Authority - 1.5%
6.25%, 12/15/17	1,000,000	1,104,020

Total U.S. Government Agency Securities (Cost $36,969,824)		36,646,764

U.S. Treasury Notes — 5.6%

	Principal
Security Description	Amount ($)	Value ($)
3.00%, 2/15/09	1,000,000	963,516
4.25%, 8/15/15	2,790,000	2,714,037
2.00%, 1/15/16	500,000	500,880

Total U.S. Treasury Notes (Cost $4,095,275)		4,178,433

Preferred Stocks — 3.5%

Security Description	Shares	Value ($)
Financial - 3.5%
Aegon NV, 6.204%, 12/15/10	20,000	505,400
Bear Stearns Capital Trust III, 7.80%, 5/15/06	5,000	128,100
Cabco GS Cap Preferred, 4.12%, 2/15/34	42,800	965,996
Citigroup Capital VII, 7.125%, 7/31/31	13,000	328,380
Morgan Stanley Capital Trust II, 7.25%, 7/31/06	7,000	177,800
Torchmark Capital Trust I, 7.75%, 11/02/41	20,000	500,000

Total Preferred Stocks (Cost $2,686,413)		2,605,676

Investment Companies — 2.7%

Security Description	Shares	Value ($)
Fifth Third Prime Money Market Fund - Institutional Class	2,129,036	2,129,036
Total Investment Companies (Cost $2,129,036)		2,129,036

Total Investments (Cost $75,255,315) - 99.1%		74,529,860

Percentages indicated are based on net assets of $75,188,495.

(a)	Security exempt from registration under Rule 144a of the Securities Act of 1933.

(b)	Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on September 30, 2006.
See notes to financial statements.

1st Source Monogram Funds	Schedule of Portfolio Investments
Income Fund	September 30, 2006 (Unaudited)
Percentage of Total Portfolio Investments
See notes to financial statements.

1st Source Monogram Funds
Income Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $75,255,315)		$74,529,860
Interest and dividends receivable		703,271
Receivable for capital shares issued		58,480
Prepaid expenses and other assets		3,695

Total Assets		75,295,306

Liabilities:
Payable for capital shares redeemed	$15,009
Accrued expenses and other payables:
Investment advisory	33,877
Administration	1,543
Distribution	9,783
Chief Compliance Officer	626
Transfer Agent	4,730
Trustee	6,669
Other	34,574

Total Liabilities		106,811

Net Assets		$75,188,495

Composition of Net Assets:
Capital		$79,786,424
Accumulated net investment loss		(44,474)
Accumulated net realized losses from investment transactions		(3,828,000)
Unrealized depreciation from investments		(725,455)

Net Assets		$75,188,495

Shares Outstanding (par value $0.01, unlimited number of authorized shares)		7,744,444

Net Asset Value, Offering and Redemption Price per share		$9.71

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Interest		$1,661,516
Dividends		142,537

Total Investment Income:		1,804,053

Expenses:
Investment advisory	$203,495
Administration	55,499
Distribution	110,675
Accounting	20,101
Chief Compliance Officer	3,117
Custodian	4,244
Transfer agent	15,839
Trustee	4,695
Other	32,934

Total expenses before fee reductions		450,599
Administration and Distribution fees voluntarily reduced		(92,498)

Net Expenses		358,101

Net Investment Income		1,445,952

Net Realized/Unrealized Losses from Investments:
Realized losses from investment transactions		(633,210)
Change in unrealized appreciation/ depreciation from investments		1,333,354

Net realized/unrealized losses from investments		700,144

Change in net assets resulting from operations		$2,146,096

See notes to financial statements.

1st Source Monogram Funds
Income Fund
Statements of Changes in Net Assets

	For the
	six months ended	For the
	September 30, 2006	year ended
	(Unaudited)	March 31, 2006
Investment Activities:
Operations:
Net investment income	$1,445,952	$2,522,823
Realized gains (losses) from investment transactions	(633,210)	(800,874)
Change in unrealized appreciation/depreciation from investments	1,333,354	(594,731)

Change in net assets resulting from operations	2,146,096	1,127,218

Distributions:
From net investment income	(1,532,138)	(3,057,168)

Change in net assets from shareholder distributions	(1,532,138)	(3,057,168)

Capital Transactions:
Proceeds from shares issued	6,292,188	14,600,418
Dividends reinvested	1,329,492	2,614,843
Cost of shares redeemed	(5,921,276)	(17,856,653)

Change in net assets from capital share transactions	1,700,404	(641,392)

Change in net assets	2,314,362	(2,571,342)

Net Assets:
Beginning of period	72,874,133	75,445,475

End of period	$75,188,495	$72,874,133

Share Transactions:
Issued	654,148	1,485,929
Reinvested	138,553	266,147
Redeemed	(615,810)	(1,820,565)

Change in shares	176,891	(68,489)

Accumulated (distributions in excess of) net investment income	$(44,474)	$41,712

See notes to financial statements.

1st Source Monogram Funds
Income Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

	For the
	six months
	ended
	September
	30, 2006		For the years ended March 31,
	(Unaudited)		2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$9.63		$9.88	$10.34	$10.42	$9.88	$9.97

Investment Activities:
Net investment income	0.18		0.33	0.29	0.31	0.41	0.44
Net realized and unrealized gains (losses) from investments	0.10		(0.18)	(0.37)	0.02	0.61	(0.02)

Total from investment activities	0.28		0.15	(0.08)	0.33	1.02	0.42

Distributions:
Net investment income	(0.20)		(0.40)	(0.38)	(0.41)	(0.48)	(0.51)
Total Distributions	(0.20)		(0.40)	(0.38)	(0.41)	(0.48)	(0.51)

Net Asset Value, End of Period	$9.71		$9.63	$9.88	$10.34	$10.42	$9.88

Total Return	2.95	%(b)	1.52%	(0.76%)	3.26%	10.52%	4.29%

Ratios/Supplementary Data:
Net Assets at end of period (000)	$75,188		$72,874	$75,445	$73,678	$68,754	$57,899
Ratio of expenses to average net assets	0.97	%(c)	0.95%	0.93%	0.91%	0.92%	0.92%
Ratio of net investment income to average net assets	3.91	%(c)	3.36%	2.84%	3.06%	3.94%	4.35%
Ratio of expenses to average net assets (a)	1.22	%(c)	1.21%	1.19%	1.16%	1.17%	1.17%
Portfolio turnover	25%		70%	79%	58%	96%	113%

(a)	During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.

(b)	Not annualized.

(c)	Annualized.
See notes to financial statements.

1st Source Monogram Funds
Long/Short Fund
Michael Shinnick
Investment Concerns
Investment in shares of the Fund are more volatile and risky than some other forms of investment. Since the Fund has both a long and a short portfolio, investments will involve risks associated with twice the number of investment decisions made for a typical stock fund. These types of funds typically have a high portfolio turnover that could increase transaction costs and cause short-term capital gains to be realized. While it may be the intent of the manager to take long positions in stocks that outperform the market and short positions in stocks that underperform the market there is no assurance that the manager will be successful.
Q.	How did the Fund perform relative to its benchmark during the six-month period between April 1, 2006 and September 30, 2006?

A.	The Long/Short Fund gained 4.15%. This Fund’s objective is to produce a positive absolute return in all market conditions. We attempt to generate an annualized gain that is five percentage points greater than the return of the Citigroup U.S. Domestic Three Month Treasury Bill Index, which during this period was 2.41%.

Q.	What factors affected the Fund’s performance?

A.	The Fund held a net-long position throughout the period, meaning it held more assets in long stock holdings than in short sales. That positioning and strong stock selection helped the Fund generate positive returns for the period as a whole, as well as during the difficult second calendar quarter.[2]

A sizable long position in telecommunications stocks boosted returns, as that sector rallied throughout much of the period on the strength of stable cash flows, attractive dividend yields, growth in wireless operations and consolidation among large telecommunications firms. Strong returns from insurance stocks also boosted the Fund’s relative returns, as insurance companies benefited from good pricing power, an unusually mild hurricane season and principal appreciation from their bond portfolios.[2]

The Fund also held a relatively large long position in energy-related stocks, which posted strong gains early in the period and then retreated. The Fund’s energy holdings dragged modestly on performance for this six-month period as a whole.[2]

The effects of short sales on the Fund’s returns were mixed. We earned strong returns in early summer by closing out short positions in retail and technology stocks after those shares suffered substantial declines. After closing out that batch of short sales we continued to focus the majority of our short selling in retail stocks, because we believed factors including a weak housing market, high levels of consumer debt and higher energy prices would hurt consumer spending. But consumer stocks rallied after energy prices fell and benign economic data emerged in late summer, so the Fund’s second group of short sales in the retail industry dragged on performance during the third calendar quarter.[2]
Average Annual Total Return

		Since
		Inception
As of 9/30/06	1 Year	(8/1/03)

Long/Short Fund	8.77%	7.35%

Citigroup U.S. Domestic Three-Month Treasury Bill Index	4.41%	2.56%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. For performance data current to the most recent month end, please contact us at 1-800-766-8938.
Past performance does not guarantee future results.

[1]	The Citigroup U.S. Domestic Three-Month Treasury Bill Index is an index representative of the money markets. It is an average of the last three three-month U.S. Treasury bill issues (excluding the current month-end bill). This index is unmanaged and does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. The performance of the Fund reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in its underlying securities.

[2]	The composition of the Fund’s portfolio is subject to change.
Since the risk in this Fund relates specifically to the manager’s stock selection techniques and not to any systematic or economic factors, the proper benchmark is an asset that also has the least exposure to systematic influences. U.S. 90-day T-bills are such an asset. An investment in a 90-day T-bill is different from an investment in the Long/Short Fund because T-bills are backed by the full faith and credit of the U.S. government. T-bills have a fixed rate of return, and investors do not bear the risk of losing their investment. The income received from T-bills is free from state income tax.
Continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Long/Short Fund	September 30, 2006 (Unaudited)
Common Stocks — 78.5%

Security Description	Shares	Value ($)
Basic Materials - 1.8
Alcoa, Inc.	12,000	336,480
Coeur d’Alene Mines Corp. (a)	30,000	141,300
Pan American Silver Corp. (a)	10,000	195,400

		673,180

Communications - 17.2%
AT&T, Inc.	9,000	293,040
Deutsche Telekom AG ADR	50,000	793,500
EchoStar Communications Corp., Class A (a)	12,000	392,880
France Telecom SA ADR	26,000	606,060
Nokia Corp. ADR	25,000	492,250
SK Telecom Co. Ltd. ADR	20,000	472,600
Sprint Nextel Corp.	45,000	771,750
Tele Norte Leste Participacoes SA ADR	18,000	246,780
Telecom Corp. of New Zealand Ltd. ADR	12,000	269,160
Telstra Corp. Ltd. ADR	17,200	236,672
TIBCO Software, Inc. (a)	63,000	565,740
Time Warner, Inc.	25,000	455,750
Verizon Communications, Inc.	4,000	148,520
Vodafone Group PLC ADR	26,875	614,363

		6,359,065

Consumer Cyclical - 2.4%
BJ’s Wholesale Club, Inc. (a)	20,000	583,600
Papa John’s International, Inc. (a)	9,000	324,990

		908,590

Consumer Non-Cyclical - 2.7%
Anheuser-Busch Cos., Inc.	9,000	427,590
H&R Block, Inc.	2,000	43,480
The Servicemaster Co.	27,000	302,670
UST, Inc.	4,000	219,320

		993,060

Energy - 10.2%
ConocoPhillips	20,000	1,190,600
Enbridge Energy Management LLC (a)	15,354	710,123
Enerplus Resources Fund	9,625	484,041
International Coal Group, Inc. (a)	10,300	43,466
Plains All American Pipeline LP	17,500	807,625
XTO Energy, Inc.	13,333	561,719

	3,797,574	3,797,574

Financial - 16.7%
ABN Amro Holding NV ADR	964	28,168
American International Group, Inc.	20,000	1,325,200
Barclays PLC ADR	17,000	863,090
Crescent Real Estate Equities Co.	24,000	523,440
Education Realty Trust, Inc.	22,100	326,196
Everest Re Group Ltd.	3,500	341,355
The Allstate Corp.	22,000	1,380,060
The Progressive Corp.	35,078	860,814
Zenith National Insurance Corp.	14,000	558,460

		6,206,783

Health Care - 7.8%
Biomet, Inc.	23,298	749,963
Johnson & Johnson	18,000	1,168,920
Mylan Laboratories, Inc.	16,000	322,080
Symmetry Medical, Inc. (a)	42,100	635,289

		2,876,252

Industrials - 6.4%
Arlington Tankers Ltd.	6,900	155,664
Burlington Northern Santa Fe Corp.	5,000	367,200
CSX Corp.	7,000	229,810
Norfolk Southern Corp.	8,000	352,400
Tyco International Ltd.	30,000	839,700
Union Pacific Corp.	4,000	352,000
Waste Management, Inc.	2,000	73,360

		2,370,134

Technology - 11.6%
Computer Sciences Corp. (a)	30,600	1,503,072
First Data Corp.	7,000	294,000
International Rectifier Corp. (a)	16,000	557,440
Kanbay International, Inc. (a)	37,500	771,000
Open Text Corp. (a)	5,547	99,291
Oracle Corp. (a)	40,000	709,600
Palm, Inc. (a)	26,000	378,560

		4,312,963

Utilities - 1.7%
Korea Electric Power Corp. ADR	32,000	625,600

Total Common Stocks (Cost $27,648,955)		29,123,201

Repurchase Agreements — 19.6%

	Principal
Security Description	Amount ($)	Value ($)
Bear Stearns, 5.23%, purchased 9/29/06, due 10/2/06 with a maturity value of 7,262,598 (collateralized fully by U.S. Treasury Notes, 3.875%, 1/15/09)	7,259,573	7,259,573

Total Repurchase Agreements (Cost $7,259,573)		7,259,573

Preferred Stocks — 6.6%

Security Description	Shares	Value ($)
Financial - 5.8%
Bank One Capital Trust VI Preferred, 7.20%, 10/15/31	18,600	472,440
Cabco GS Cap Preferred, 4.12%, 2/15/34	18,100	408,517
Fleet Capital Trust VII Preferred, 7.20%, 12/15/31	39,100	980,237
Fleet Capital Trust VIII Preferred, 7.20%, 3/15/32	11,400	287,736

		2,148,930

Utilities - 0.8%
Detroit Energy Preferred, 7.80%, 02/01/32	11,103	283,015

Total Preferred Stocks (Cost $2,174,888)		2,431,945

Total Investments (Cost $37,083,416) - 104.7%		38,814,719

Percentages indicated are based on net assets of $37,109,263.
(a) Represents non-income producing security.
ADR — American Depositary Receipt
Continued

1st Source Monogram Funds	Schedule of Portfolio Investments
Long/Short Fund	September 30, 2006 (Unaudited)
Securities Sold Short
Common Stocks — 21.9%

Security Description	Shares	Value ($)
Communications – 2.6%
Amazon.com, Inc. (a)	6,000	192,720
aQuantive, Inc. (a)	16,000	377,920
The Walt Disney Co.	12,000	370,920
Yahoo!, Inc. (a)	500	12,640

		954,200

Consumer Cyclical – 5.7%
Best Buy Co., Inc.	7,250	388,310
CDW Corp.	10,000	616,800
Coldwater Creek, Inc. (a)	16,000	460,160
Dick’s Sporting Goods, Inc. (a)	5,400	245,808
Kohl’s Corp. (a)	400	25,968
Limited Brands, Inc.	8,000	211,920
Steelcase, Inc. Class A	9,800	153,762

		2,102,728

Consumer Non-Cyclical – 2.5%
Robert Half International, Inc.	8,500	288,745
The Corporate Executive Board Co.	7,000	629,370

		918,115

Financial – 5.9%
Chicago Mercantile Exchange Holdings, Inc.	1,400	669,550
Cousins Properties, Inc.	11,000	376,310
General Growth Properties, Inc.	12,000	571,800
Simon Property Group, Inc.	1,100	99,682
Taubman Centers, Inc.	10,683	474,539

		2,191,881

Industrials – 0.2%
Landstar System, Inc.	2,000	85,400

Technology – 5.0%
Apple Computer, Inc. (a)	5,000	385,150
CA, Inc.	20,000	473,800
Electronic Arts, Inc. (a)	9,079	505,519
Hewlett-Packard Co	5,000	183,450
Research In Motion, Ltd. (a)	3,000	307,980

		1,855,899

Total Common Stocks		8,108,223

Total Investments (Proceeds $7,757,133)		8,108,223

Percentage of Total Portfolio Long Positions
Percentage of Total Portfolio Short Positions
See Notes to Financial Statements.

1st Source Monogram Funds
Long/Short Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $29,823,843)		$31,555,146
Repurchase agreements, at cost		7,259,573

Total Investments		38,814,719
Deposits with broker for securities sold short		6,523,786
Interest and dividends receivable		58,344
Receivable for capital shares issued		41,558
Receivable for investments sold		497,645
Prepaid expenses and other assets		4,790

Total Assets		45,940,842

Liabilities:
Payable for investments purchased	$658,129
Payable for capital shares redeemed	12,223
Securities sold short (proceeds $7,757,133)	8,108,223
Accrued expenses and other payables:
Investment advisory	32,727
Administration	760
Distribution	2,904
Chief Compliance Officer	214
Transfer Agent	4,399
Trustee	2,023
Other	9,977

Total Liabilities		8,831,579

Net Assets		$37,109,263

Composition of Net Assets:
Capital		$34,128,724
Undistributed net investment income		4,222
Accumulated net realized gains from investment transactions		1,596,104
Unrealized appreciation from investments and securities sold short		1,380,213

Net Assets		$37,109,263

Shares Outstanding (par value $0.01, unlimited number of authorized shares)		3,234,749

Net Asset Value, Offering and Redemption Price per share		$11.47

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Interest		$194,225
Dividends		625,656

Total Investment Income:		819,881

Expenses:
Investment advisory	$178,053
Administration	24,280
Distribution	47,347
Accounting	8,862
Chief Compliance Officer	1,287
Custodian	5,041
Transfer agent	14,738
Trustee	1,356
Dividend expense on securities sold short	37,188
Other	11,278

Total expenses before fee reductions		329,430
Administration and Distribution fees voluntarily reduced		(40,467)

Net Expenses		288,963

Net Investment Income		530,918

Net Realized/Unrealized Gains (Losses) from Investments and Securities Sold Short:
Realized gains (losses) from:
Investment transactions		1,521,840
Securities sold short		(673,690)

Change in unrealized appreciation/ depreciation from:
Investment transactions		244,544
Securities sold short		(351,090)

Net realized/unrealized gains from investments and securities sold short		741,604

Change in net assets resulting from operations		$1,272,522

See notes to financial statements.

1st Source Monogram Funds
Long/Short Fund
Statements of Changes in Net Assets

	For the
	six months ended	For the
	September 30, 2006	year ended
	(Unaudited)	March 31, 2006
Investment Activities:
Operations:
Net investment income	$530,918	$537,811
Realized gains from investment transactions and securities sold short	848,150	801,498
Change in unrealized appreciation/depreciation from investments and securities sold short	(106,546)	988,318

Change in net assets resulting from operations	1,272,522	2,327,627

Distributions:
From net investment income	(566,802)	(509,345)
From net realized gains	—	(514,334)

Change in net assets from shareholder distributions	(566,802)	(1,023,679)

Capital Transactions:
Proceeds from shares issued	7,614,107	7,107,260
Dividends reinvested	488,620	895,790
Cost of shares redeemed	(1,530,233)	(4,603,131)

Change in net assets from capital share transactions	6,572,494	3,399,919

Change in net assets	7,278,214	4,703,867

Net Assets:
Beginning of period	29,831,049	25,127,182

End of period	$37,109,263	$29,831,049

Share Transactions:
Issued	664,862	648,940
Reinvested	43,227	81,700
Redeemed	(134,649)	(420,012)

Change in shares	573,440	310,628

Undistributed net investment income	$4,222	$40,106

See notes to financial statements.

1st Source Monogram Funds
Long/Short Fund
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.

					For the
	For the				period
	six months				ended
	ended				March 31,
	September		For the years ended		2006 (a)
	30, 2006		March 31,
	(Unaudited)		2006	2005	2004
Net Asset Value, Beginning of Period	$11.21		$10.69	$10.59	$10.00

Investment Activities:
Net investment income	0.17		0.21	0.08	0.00	(b)
Net realized and unrealized gains from investments and securities sold short	0.28		0.71	0.35	0.61

Total from investment activities	0.45		0.92	0.43	0.61

Distributions:
Net investment income	(0.19)		(0.20)	(0.09)	(0.00	)(b)
Net realized gains	—		(0.20)	(0.24)	(0.02)

Total Distributions	(0.19)		(0.40)	(0.33)	(0.02)

Net Asset Value, End of Period	$11.47		$11.21	$10.69	$10.59

Total Return	4.15	%(c)	8.80%	4.07%	6.14	%(c)

Ratios/Supplementary Data:
Net Assets at end of period (000)	$37,109		$29,831	$25,127	$18,824
Ratio of expenses to average net assets (d)	1.78	%(e)	1.72%	1.71%	1.77	%(e)
Ratio of net investment income to average net assets	3.28	%(e)	1.98%	0.76%	0.09	%(e)
Ratio of expenses to average net assets (d)(f)	2.03	%(e)	1.98%	1.97%	2.02	%(e)
Portfolio turnover	84%		123%	206%	120	%(c)

(a)	The Long/Short Fund commenced operations on August 1, 2003.

(b)	Amount is less than $0.005 per share.

(c)	Not Annualized.

(d)	Includes dividend expense on securities sold short of 0.23%, 0.09%, 0.07% and 0.06% for the periods ended September 30, 2006 and March 31, 2006, 2005 and 2004, respectively.

(e)	Annualized.

(f)	During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratio would have been as indicated.
See notes to financial statements.

1st Source Monogram Funds
Notes to Financial Statements
September 30, 2006
(Unaudited)
1. Organization:
     The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Group contains the following 1st Source Monogram Funds (individually a “Fund,” collectively the “Funds”):

Fund Legal Name	Short Name
1st Source Monogram Income Equity Fund	Income Equity Fund
1st Source Monogram Diversified Equity Fund	Diversified Equity Fund
1st Source Monogram Special Equity Fund	Special Equity Fund
1st Source Monogram Income Fund	Income Fund
1st Source Monogram Long/Short Fund	Long/Short Fund
     Financial statements for all other series of the Group are published separately.
     Under the Group’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation:
     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.
     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.
     Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group’s Board of Trustees.
New Accounting Pronouncements
     In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
Continued

1st Source Monogram Funds
Securities Valuation:
     The Funds may enter into repurchase agreements with banks or broker-dealers which 1st Source Corporation Investment Advisors, Inc., (the “Advisor”), a wholly owned subsidiary of 1st Source Bank, deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
Written Options:
     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds did not have any option activity for the six months ended September 30, 2006.
Security Transactions and Related Income:
     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Short Sales Transactions:
     The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense of short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.
Expenses:
     Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.
Dividends to Shareholders:
     Dividends from net investment income, if any, are declared and distributed monthly for the Income Equity Fund, Diversified Equity Fund and Income Fund. Dividends for the Special Equity Fund and Long/Short Fund are declared and distributed quarterly. Dividends from net realized gains, if any, are declared and distributed annually for all Funds.
     The amounts of dividends from net investment income and of distributions from net realized gains, if any, are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.
Continued

1st Source Monogram Funds
Federal Income Taxes:
     Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.
     On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
3. Related Party Transactions:
Investment Advisor:
     The Funds and the Advisor are parties to an Investment Advisory Agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates:

Fund	Fee Rate
Income Equity Fund	0.80%
Diversified Equity Fund	0.99
Special Equity Fund	0.80
Income Fund	0.55
Long/Short Fund	1.10
Administration:
     The Funds and BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or the “Administrator”), a wholly owned subsidiary of The BISYS Group, Inc., are parties to an Administration Agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.20% of the average daily net assets of each Fund. Effective April 18, 2005, the Board of Trustees approved an amendment to the Administration Agreement reducing the fees paid to the Administrator by 0.05% to an annual rate of 0.15% of the average daily net assets of each Fund, computed daily and paid monthly. Certain officers and trustees of the Group are also employees of the Administrator and are paid no fees directly by the Funds for serving as officers of the Group, except the Chief Compliance Officer (the “CCO”). BISYS Ohio provides fund accounting and transfer agency services to the Funds pursuant to certain fee arrangements. As transfer agent for the Funds, BISYS receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses. As fund accountant for the Funds, BISYS receives an annual fee computed daily and paid monthly at an annual rate of 0.03% of the average daily net assets of each Fund, subject to certain minimums and reimbursement of certain expenses.
     Under a Compliance Services Agreement between the Funds and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Funds’ CCO. Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $13,075 for the six months ended September 30, 2006, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.
     Effective July 1, 2005, the Funds entered into a Shareholder Servicing agreement with 1st Source Bank to provide shareholder services. The fees paid with respect to each applicable Fund is computed and paid monthly at an annual rate not to exceed $18.00 per account.
Continued

1st Source Monogram Funds
Distribution:
     The Funds and BISYS Fund Services Limited Partnership (the “Distributor”), a wholly owned subsidiary of The BISYS Group, Inc., are parties to a Distribution Agreement under which shares of the Funds are sold on a continuous basis. The Group has adopted a Distribution and Shareholder Service Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which each Fund is authorized to pay or reimburse the Distributor a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of each Fund. These fees may be used by the Distributor to pay banks, including affiliates of the Advisor, broker-dealers and other institutions, or to reimburse the Distributor or its affiliates, for distribution and shareholder services in connection with the distribution of Fund shares. For the six months ended September 30, 2006, the distribution fees were voluntarily waived to limit total fund operating expenses. Any contractual and voluntary fee waivers are not subject to recoupment in subsequent fiscal periods.
4. Purchases and Sales of Securities:
     Purchases and sales of investment securities, excluding short-term securities, securities sold short, and U.S. government securities, for the six months ended September 30, 2006, totaled:

Fund	Purchases	Sales
Income Equity Fund	$18,258,440	$15,537,449
Diversified Equity Fund	15,844,865	19,933,252
Special Equity Fund	8,578,492	9,906,872
Income Fund	18,010,864	19,889,788
Long/Short Fund	27,721,328	21,166,907
5. Federal Tax Information:
At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Income Equity Fund	$110,467,541	$25,840,033	$(2,114,261)	$23,725,772
Diversified Equity Fund	47,166,195	6,312,938	(1,830,107)	4,482,831
Special Equity Fund	24,134,618	3,176,232	(1,210,704)	1,965,528
Income Fund	75,947,282	316,523	(1,733,945)	(1,417,422)
Long/Short Fund	36,141,855	1,663,996	(575,569)	1,088,427
As of March 31, 2006, for Federal income tax purposes, the following Funds have capital loss carryforwards, which are available to offset future realized gains, if any, to the extent provided by the treasury regulations:

	Amount	Expires
Diversified Equity Fund	$5,559,452	2011
	1,264,629	2012
Special Equity Fund	2,767,189	2013
Income Fund	743,428	2009
	283,047	2013
	958,942	2014
The tax character year distributions paid will be determined at the end of current tax year, March 31, 2007.
The tax character of distributions paid during the fiscal year ended March 31, 2006 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Income Equity Fund	$2,909,557	$10,900,504	$13,810,061	—	$13,810,061
Diversified Equity Fund	4,654	—	4,654	—	4,654
Special Equity Fund	—	—	—	—	—
Income Fund	3,057,168	—	3,057,168	—	3,057,168
Long/Short Fund	1,002,356	21,323	1,023,679	—	1,023,679

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.
Capital losses after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Funds next taxable year. After October 31, 2005, the following Funds incurred and elected to defer net capital losses, for federal income tax purposes, were as follows:

Post-October Loss
Income Fund	$543,720
Continued

1st Source Monogram Funds
Additional Information: (Unaudited)
Table of Shareholder Expenses (unaudited):
As a shareholder of the 1st Source Monogram Funds, you incur ongoing costs, including management fees; distribution; and 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the 1st Source Monogram Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06

1st Source Monogram Income Equity Fund	$1,000.00	$1,026.80	$5.89	1.16%
1st Source Monogram Diversified Equity Fund	1,000.00	982.40	6.96	1.40%
1st Source Monogram Special Equity Fund	1,000.00	918.80	6.83	1.42%
1st Source Monogram Income Fund	1,000.00	1,029.50	4.94	0.97%
1st Source Monogram Long/Short Fund	1,000.00	1,041.50	7.93	1.55%

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each 1st Source Monogram Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06

1st Source Monogram Income Equity Fund	$1,000.00	$1,019.25	$5.87	1.16%
1st Source Monogram Diversified Equity Fund	1,000.00	1,018.05	7.08	1.40%
1st Source Monogram Special Equity Fund	1,000.00	1,017.95	7.18	1.42%
1st Source Monogram Income Fund	1,000.00	1,020.21	4.91	0.97%
1st Source Monogram Long/Short Fund	1,000.00	1,017.30	7.84	1.55%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Continued

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INVESTMENT ADVISOR
1st Source Corporation Investment Advisors, Inc.
100 North Michigan Street
South Bend, IN 46601
DISTRIBUTOR
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219
FOR ADDITIONAL INFORMATION, CALL:
1-800-766-8938
This material must be preceded or accompanied
by a current prospectus.

Boston Trust Investment Management, Inc

# Walden Social Balanced Fund
# Walden Social Equity Fund

Walden Asset Management

*Investing for social change since 1975*

## SEMI-ANNUAL REPORT

September 30, 2006

Table of Contents	Semi-Annual Report September 30, 2006

Boston Trust Balanced Fund
Market and Performance Review	1
Investment Performance	2
Schedule of Portfolio Investments	6
Financial Statements	8
Financial Highlights	10

Boston Trust Equity Fund
Market and Performance Review	1
Investment Performance	2
Schedule of Portfolio Investments	11
Financial Statements	12
Financial Highlights	14

Boston Trust Small Cap Fund
Market and Performance Review	3
Investment Performance	5
Schedule of Portfolio Investments	15
Financial Statements	16
Financial Highlights	18

Social Research and Action Update	19

Walden Social Balanced Fund
Market and Performance Review	21
Investment Performance	22
Schedule of Portfolio Investments	23
Financial Statements	25
Financial Highlights	27

Walden Social Equity Fund
Market and Performance Review	21
Investment Performance	22
Schedule of Portfolio Investments	28
Financial Statements	29
Financial Highlights	31

Notes to Financial Statements	32

Supplementary Information	35

Information about Trustees & Officers	40

Market and Performance Review (unaudited)	Boston Trust Balanced Fund Boston Trust Equity Fund Manager Commentary by Domenic Colasacco
Investment Concerns:
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1.800.282.8782 ext. 7050.
Economic & Market Summary
We ascribe the improvement in the financial markets over the summer months primarily to greater investor acceptance of the generally favorable economic views outlined in the March 31, 2006 report. At the time, we noted that since 2003 economic growth, in the United States and globally, had been driven by stimulative fiscal and monetary policies within most industrialized and emerging markets. Growth through this period had also been supported by increased world trade and technology-based enhancements to labor productivity. In the process, global employment and incomes registered steady gains, and the generally unrestricted availability of low cost manufactured goods and services from emerging markets kept inflation low, despite sharp increases in the prices of most industrial commodities.
By May and June of this year, an increasing number of investors began to question the constructive balance among these essential determinants of economic growth and stability. More restrictive monetary policies around the globe were at the top of the list of concerns and then the record price of oil not far behind. Our assessment of the economic outlook at the time concluded otherwise. We thought growth was more likely to moderate than stagnate over the next year or two, and that inflation would remain comparatively mild. Economic developments in recent months have supported our more constructive assessment. Expansionary fiscal policy, higher business capital spending, and rising employment remain among the key contributors to sustained economic growth. These have been complemented by improvement in both interest rate policy and the decline in energy prices.
On the negative side, home values in most parts of the country have continued to trend downward. Additionally, we see no reason to believe that the possibility of terrorist attacks and their potential to deflate consumer confidence is lower today than it has been in recent years. Further substantive declines in home values or widespread acts of terrorism clearly have the potential to influence adversely our current economic balance. With these caveats, we are nevertheless more optimistic today about a continuation of generally favorable economic trends than we were last spring. If our views are correct, the recently improved trend in stock prices may likely extend into 2007.
Our positive economic views have led us to retain the Balanced Fund’s equity allocation at the upper end of the usual 40%-75% range. In the equity segment of the Balanced Fund, and in the Boston Trust Equity Fund, we continue to emphasize stocks of companies we believe have above average financial characteristics and are well positioned to sustain earnings growth potential in the years ahead. Please refer to pages 6 and 11 for a complete list of the Funds’ individual holdings.

Domenic Colasacco
Portfolio Manager and President
Boston Trust Investment Management, Inc.

1

Investment Performance (unaudited)	Boston Trust Balanced Fund September 30, 2006
Fund Net Asset Value: $29.98

		Annualized
	Quarter Ended	1 Year Ended	5 Years Ended	10 Years Ended
	9/30/06	9/30/06	9/30/06	9/30/06
Boston Trust Balanced Fund*	3.70%	7.48%	6.85%	8.24%
Lipper Mixed-Asset Target Allocation Growth Funds Average	3.71%	7.96%	6.50%	7.05%
Standard & Poor’s 500 Stock Index	5.67%	10.79%	6.97%	8.59%
Lehman Brothers Government/Credit Bond Index	3.91%	3.33%	4.96%	6.47%
90-Day U.S. Treasury Bills	1.20%	4.38%	2.20%	3.59%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-282-8782 ext. 7050.

*	After all expenses at an annual rate of 1.00%, the adviser’s expense limitation.
The Boston Trust Balanced Fund is compared to the Standard & Poor’s 500 Stock Index and the Lehman Brothers Government/Credit Bond Index. These indices are unmanaged and generally representative of the U.S Stock market, U.S. treasury/government agencies and corporate debt securities, respectively. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The 90-Day U.S. Treasury Bills are represented by the U.S. Treasury Bill Total Return Index. Treasury bills are government guaranteed and offer a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. Treasury bills are less volatile than longer term fixed-income securities and are guaranteed as to timely payment of principal and interest by the U.S. Government.
The Lipper Mixed-Asset Target Allocation Growth Funds Average is an average of managed mutual funds whose primary objective is to maintain a mix of between 60%-80% equity securities with the remainder invested in bonds, cash and cash equivalents.
The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.
Boston Trust Equity Fund
September 30, 2006
Fund Net Asset Value: $12.71

		Annualized
	Quarter Ended	1 Year Ended	Since Inception
	9/30/06	9/30/06	Sept. 30, 2003
Boston Trust Equity Fund*	4.10%	8.52%	9.78%
Standard & Poor’s 500 Stock Index	5.67%	10.79%	12.30%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-282-8782 ext. 7050.

*	After all expenses at an annual rate of 1.00%, the adviser’s expense limitation.
The Boston Trust Equity Fund is compared to the Standard & Poor’s 500 Stock Index, which is unmanaged and generally representative of the U.S Stock market. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

2

Market and Performance Review	Boston Trust Small Cap Fund Manager Commentary by Kenneth Scott
Investment Concerns:
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Small-capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility. Diversification does not guarantee a profit nor protect against a loss.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1.800.282.8782 ext. 7050.
Financial Markets and Fund Performance
Small capitalization stocks declined 4.61% in the past six months, as measured by the Russell 2000® Index,1 with almost the entire decline in May. The Fund’s unit value trailed the index by 1.42%. For the period ended September 30, 2006, the Fund’s one-, three- and five-year periods trailed the Russell 2000® Index; however for the ten-year period, the Fund continues to outperform the Russell 2000®, with substantially lower volatility.
After five years of relative strength, domestic, small cap stocks underperformed domestic, large-cap stocks over the past six months. This appears to reflect a recent global flight from riskier (more volatile) assets, such as small cap and international emerging market stocks. It also may reflect undervaluation of large cap stocks relative to small cap stocks.
Small Cap Diversification
In the strong economy of the past four years, small cap companies have experienced strong sales growth, nearly 10% per year for Russell 2000® companies on average. Earnings of small cap companies have grown at a faster, double-digit, rate during this period. Thus, profit margins (earnings as a portion of sales) for small cap stocks, as measured by the Russell 2000®, have grown to 5.5%, near historical peaks. Small cap stock prices have grown in line with earnings in recent years, and thus price-to-earnings2 (P/E) ratios have remained at 25x to 30x. Without room for significant margin growth to drive earnings, the valuation of the small cap index is high, and does not appear as attractive as it had previously.
A continued healthy economy, an end to Fed rate hikes, and continued merger and acquisition activity may benefit small cap stocks and equity markets overall. However, an economic environment of decelerating GDP,2 contained inflation, and moderately rising interest rates may favor large cap stocks over small cap stocks.
We believe that our focus on innovative, higher quality, and more reasonably valued small cap stocks leveraged to higher growth areas of the economy could continue to provide clients with relative long-term out performance in their small cap allocation, and provide long-term diversification benefits to their overall portfolios.†
Small Cap Stocks
During the past six months, there was some divergence in performance of the various small cap sectors. In recent months, energy stocks have declined along with oil prices. Looking back over the last 12 months, the performance of small cap stocks with industrial exposure (industrials, materials, and technologies) has been quite strong, while consumer-focused small cap stocks (consumer discretionary and health care) have underperformed. Small cap value stocks continued to outperform small cap growth stocks in the recent six-month period.
Stock-specific factors contributed to the Fund’s recent failure to outperform in this down period. Stocks of several larger holdings reacted negatively to recent concerns that we do not view as significant on a long-term basis. The Fund continues to favor companies with better-than-average profitability, better-than-average growth rates, reasonable valuation, and below-average risk. We remain confident that higher quality stocks may outperform lower quality stocks through full market cycles. Moreover, we believe that a combination of earnings deceleration, rising interest rates, and increased quality spreads in the near- or mid-term may favor higher quality/lower risk investment styles.†
Among the Fund’s unique investment themes, companies categorized in the Environmental Efficiency theme, companies selling resource-efficient products and services have suffered in recent months from the sharp drop in energy prices. Nevertheless, we believe the long-term secular trends in all portfolio investment themes remain intact.†
The Fund’s performance was also negatively affected by the slightly larger than average size, in terms of market capitalization,

[1]	The Russell 2000® Index is an unmanaged index which is generally representative of the smallest 2000 companies in the Russell 3000® Index.

[2]	The P/E Ratio, or Price-to-Earnings Ratio, is a valuation ratio of a company’s current share price to its per-share earnings. The Gross Domestic Product (GDP) is the measure of the market value of the goods and services produced by labor and property in the United States.

†	Portfolio composition is subject to change.

3

Market and Performance Review (cont.)	Boston Trust Small Cap Fund Manager Commentary by Kenneth Scott
of portfolio holdings. Mid cap stocks underperformed small cap stocks in recent months, and within small cap stocks, the smallest stocks performed better than the largest. The Fund also owns faster growing companies than the benchmark as a whole, and such companies modestly underperformed recently; yet the Fund also owns companies that we believe are more reasonably valued, and such companies benefited in recent months.†
We sold the full position of four stocks during the past six months due to concerns about liquidity, cash flows, or innovativeness of products. In addition, we sold Diagnostic Products due to that company’s purchase by Siemens. Metals recycler Aleris announced plans to be acquired at a 27% premium by a private equity firm. Shortly thereafter we identified Metal Management, another metal recycling firm. The company recycles steel and other metals at facilities around the U.S.†
During the past six months, the Fund purchased stakes in five other companies, which are involved in distance learning, kefir, hot tapping, water safety, and web-conferencing.†
eCollege.com provides software, marketing and other services to the distance learning industry. eCollege software enables the online delivery of post-secondary courses for professional and non traditional students. Sixteen of the 45 largest online educational institutions in the U.S. are current eCollege customers, with another 11 in the implementation pipeline.†
Lifeway Foods is the leading U.S. manufacturer of kefir, a cultured enzyme-rich (or “probiotic”) beverage similar in texture and taste to yogurt. The types of active yeast and bacteria found in kefir reportedly provide more nutritive value than yogurt, and the smaller curd size of kefir is easier to digest. The company manufactures the leading organic kefir brand Helios, while Lifeway brand products include soy-based kefir, low-carb kefir, Greek-style kefir and Probugs,TM an organic whole milk kefir product targeted at children, as well as other dairy products.†
Team, Inc. is the largest provider of specialty maintenance and construction services related to pressurized piping systems and processes. Team offers leak repair, i.e. on-stream repair of leaks in piping systems; hot tapping, i.e. cutting a hole in an on-stream, pressurized pipeline so that a new line can be connected to the old line without interrupting operations; emissions control monitoring for regulatory compliance; and non-destructive testing/ examination services. On-stream leak repairs can prevent a customer’s continued loss of energy or process materials, thereby avoiding costly energy and production losses that accompany equipment shutdowns, and also lessen emissions escaping into the atmosphere.†
Watts Water Technologies makes water safety and flow control products that also improve water quality, conservation and comfort. Its products include backflow preventers, water pressure regulators, water supply and drainage products, temperature and pressure relief valves, filtration systems, reverse osmosis systems, and thermostatic (hot water safety) mixing valves. We believe companies, such as Watts, that supply products to conserve, preserve and treat freshwater, stand to benefit from global demand for potable water. Demographics and increased consumer awareness are driving this trend, which industrialization and globalization have increased demand for water that is of sufficient quality to serve manufacturing and other industrial and commercial needs.†
WebEx is a pioneer and the market leader in online video conferencing, enabling anyone (or any organization) with a web cam, Internet connection, and browser software the ability to conduct a real-time video meetings or presentations. Online collaboration products reduce the need for travel and the associated environmental impacts. Furthermore, increased connectivity allows for workers is less commercially developed areas to have access to the worldwide marketplace. WebEx offers a wide range of online collaboration services, allowing the sharing of documents, applications, calendars, and project coordination in addition to its core meeting/training applications.†
We recently decided to subdivide one of the portfolio’s investment themes. On September 30, we replaced the Environmental Efficiency theme with: Energy Solutions, Resource Conservation, and Waste Reduction. We anticipate that this change will help focus and manage our efforts to identify higher quality portfolio holdings leveraged to favor secular economic trends. That said, there was no change in portfolio holdings or investment process as a result of this change.
On behalf of all of us at Boston Trust & Investment Management Company, we thank you for your continued confidence in our services. Please feel free to contact either us at 617.726.7003 should you have any questions about our investment views or your account.
The equities of the companies in bold-face above were holdings of the Boston Trust Small Cap Fund as of September 30, 2006.

†	Portfolio composition is subject to change.

4

Investment Performance (unaudited)	Boston Trust Small Cap Fund September 30, 2006
Fund Net Asset Value: $10.28

		Annualized
	Quarter Ended	1 Year Ended	5 Years Ended	10 Years Ended
	9/30/06	9/30/06	9/30/06	9/30/06
Boston Trust Small Cap Fund*	0.29%	0.72%	12.91%	10.47%
Russell 2000® Index	0.44%	9.92%	13.78%	9.06%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-282-8782 ext. 7050.

*	The quoted performance for the Fund reflects the performance of a collective investment fund that was previously managed with full investment authority by the parent company of the Fund’s Advisor prior to the establishment of the Fund on December 16, 2005. The performance of the collective fund has been restated to reflect the net expenses of the Fund after all expenses at an annual rate of 1.25%, the Advisor’s expense limitation, for its initial year of investment operations. The quoted performance for the Boston Trust Small Cap Fund (“Mutual Fund”) prior to December 16, 2005 (when the Fund was first registered) includes performance of a common and collective trust fund (“Commingled”) account advised by Boston Trust Investment Management, Inc. for periods dating back to 9/30/96 and prior to commencement of operations of the Mutual Fund. The Commingled performance was restated to reflect the expenses associated with the Mutual Fund. The Commingled account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If the Commingled account had been registered, the Commingled accounts’ performance may have been adversely affected.
The Boston Trust Small Cap Fund is compared to the Russell 2000® Index, which is unmanaged and generally representative of the smallest 2000 companies in the Russell 3000® Index. The performance of an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.

5

Schedule of Portfolio Investments	Boston Trust Balanced Fund September 30, 2006 (Unaudited)
Common Stocks (73.9%)

Security Description	Shares	Value ($)
Basic Materials (4.8%)
Air Products & Chemical, Inc.	15,000	995,550
Donaldson Co., Inc.	75,000	2,767,500
Ecolab, Inc.	40,000	1,712,800
Sigma-Aldrich	30,000	2,270,100

		7,745,950

Capital Goods (4.6%)
Emerson Electric Co.	20,000	1,677,200
Illinois Tool Works	70,000	3,143,000
Precision Castparts Corp.	40,000	2,526,400

		7,346,600

Communication Services (0.4%)
Nokia Corp., ADR	30,000	590,700

Consumer Cyclicals (3.7%)
Claire’s Stores, Inc.	20,000	583,200
Johnson Controls, Inc.	25,000	1,793,500
Staples, Inc.	40,000	973,200
Target Corp.	25,000	1,381,250
The Home Depot, Inc.	35,000	1,269,450

		6,000,600

Consumer Products (2.2%)
Aptargroup, Inc.	35,000	1,780,800
The McGraw-Hill Cos., Inc.	30,000	1,740,900

		3,521,700

Consumer Staples (9.5%)
Clorox Co.	20,000	1,260,000
Costco Wholesale Corp.	60,000	2,980,800
PepsiCo, Inc.	25,000	1,631,500
Procter & Gamble Co.	60,000	3,718,800
Sysco Corp.	50,000	1,672,500
The Hershey Co.	10,000	534,500
W.W. Grainger, Inc.	25,000	1,675,500
Walgreen Co.	25,000	1,109,750
Wm. Wrigley Jr. Co.	8,000	368,480
Wm. Wrigley Jr. Co., Class B	6,250	287,500

		15,239,330

Energy (7.8%)
Apache Corp.	10,000	632,000
BP PLC, ADR	70,000	4,590,600
Exxon Mobil Corp.	100,000	6,710,000
XTO Energy, Inc.	15,000	631,950

		12,564,550

Financial Services (16.4%)
American Express Co.	25,000	1,402,000
Bank of America Corp.	55,000	2,946,350
Cincinnati Financial Corp.	50,000	2,403,000
Commerce Bancshares, Inc.	25,000	1,264,250
First Midwest Bancgroup, Inc.	25,000	947,250
Morgan Stanley	20,000	1,458,200
Northern Trust Corp.	20,000	1,168,600
State Street Corp.	25,000	1,560,000
Suntrust Banks, Inc.	10,000	772,800
T. Rowe Price Group, Inc.	80,000	3,827,999
The Goldman Sachs Group, Inc.	15,000	2,537,550
Wachovia Corp.	25,000	1,395,000
Wells Fargo & Co.	40,000	1,447,200
Wilmington Trust Corp.	75,000	3,341,250

		26,471,449

	Shares or
	Principal
Security Description	Amount	Value ($)
Health Care (12.5%)
Amgen, Inc. (a)	15,000	1,072,950
Becton, Dickinson & Co.	40,000	2,826,800
Biomet, Inc.	50,000	1,609,500
C.R. Bard, Inc.	40,000	3,000,000
Caremark Rx, Inc.	20,000	1,133,400
Dentsply International, Inc.	70,000	2,107,700
Henry Schein, Inc. (a)	25,000	1,253,500
Johnson & Johnson, Inc.	40,000	2,597,600
Medtronic, Inc.	35,000	1,625,400
Saint Jude Medical, Inc. (a)	25,000	882,250
Stryker Corp.	30,000	1,487,700
Waters Corp. (a)	10,000	452,800

		20,049,600

Producer Products (1.9%)
Carlisle Cos., Inc.	15,000	1,261,500
General Electric Co.	50,000	1,765,000

		3,026,500

Technology (7.6%)
3M Co.	15,000	1,116,300
Applied Materials, Inc.	75,000	1,329,750
Automatic Data Processing, Inc.	25,000	1,183,500
Cisco Systems, Inc. (a)	75,000	1,725,000
EMC Corp. (a)	40,000	479,200
International Business Machines Corp.	10,000	819,400
Microsoft Corp.	125,000	3,416,250
Oracle Corp. (a)	125,000	2,217,500

		12,286,900

Transportation (2.5%)
C.H. Robinson Worldwide, Inc.	40,000	1,783,200
United Parcel Service, Inc., Class B	30,000	2,158,200

		3,941,400

TOTAL COMMON STOCKS (Cost $78,726,135)		118,785,279

Corporate Obligations (1.2%)
Basic Materials (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13	$300,000	320,752

Consumer Cyclicals (0.3%)
Leggett & Platt, Inc., 6.25%, 9/9/08 (b)	500,000	508,960

Financial Services (0.7%)
General Electric Capital Corp., 8.30%, 9/20/09	1,000,000	1,087,117

TOTAL CORPORATE OBLIGATIONS (Cost $1,850,998)		1,916,829

U.S. Government Agency Obligations (17.6%)
Federal Farm Credit Bank (2.6%)
6.80%, 10/12/07	2,500,000	2,542,833
6.30%, 12/20/10	1,500,000	1,579,413

		4,122,246

Federal Home Loan Bank (6.2%)
3.88%, 12/20/06	10,000,000	9,968,769

U.S. Treasury Inflation Protected Bonds (5.7%)
3.50%, 1/15/11	7,500,000	9,187,903

Continued

6

Schedule of Portfolio Investments	Boston Trust Balanced Fund September 30, 2006 (Unaudited)
U.S. Government Agency Obligations, continued

	Shares or
	Principal
Security Description	Amount	Value ($)
U.S. Treasury Notes (3.1%)
3.00%, 12/31/06	$2,000,000	1,990,392
4.75%, 5/15/14	3,000,000	3,026,370

		5,016,762

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $27,912,498)		28,295,680

Investment Companies (7.1%)
Fifth Third Institutional Government Money Market Fund, Institutional Class	8,078,438	8,078,439
Fifth Third Prime Money Market Fund, Institutional Class	3,372,521	3,372,521

TOTAL INVESTMENT COMPANIES (Cost $11,450,960)		11,450,960

TOTAL INVESTMENTS (Cost $119,940,591) - 99.8%		160,448,748
Other assets in excess of liabilities - 0.2%		307,563

NET ASSETS - 100.0%		$160,756,311

Percentages indicated are based on net assets.

(a)	Represents non-income producing security.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

ADR — American Depositary Receipt
See Notes to Financial Statements

7

Financial Statements	Boston Trust Balanced Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $119,940,591)		$160,448,748
Interest and dividends receivable		502,577
Receivable for capital shares issued		304
Prepaid expenses		6,582

Total Assets		160,958,211

Liabilities:
Payable for capital shares redeemed	$17,045
Accrued expenses and other liabilities:
Investment Adviser	99,036
Accounting	352
Chief Compliance Officer	1,783
Administration	3,310
Custodian	7,930
Transfer Agent	2,208
Other	70,236

Total Liabilities		201,900

Net Assets		$160,756,311

Composition of Net Assets:
Capital		$112,256,181
Accumulated net investment income		1,837,951
Accumulated net realized gains from investment transactions		6,154,022
Unrealized appreciation from investments		40,508,157

Net Assets		$160,756,311

Shares outstanding (par value $0.001, unlimited number of shares authorized)		5,362,152

Net Asset Value, Offering Price and Redemption Price per share		$29.98

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Interest		$991,881
Dividends		1,142,372

Total Investment Income		2,134,253

Expenses:
Investment Adviser	$603,336
Accounting	1,456
Administration	160,891
Chief Compliance Officer	7,653
Trustee	4,574
Custodian	18,275
Transfer Agency	8,238
Other	60,131

Total expenses before fee reductions		864,554
Fees reduced by the Administrator		(42,918)
Fees reduced by the Investment Adviser		(17,295)

Net Expenses		804,341

Net Investment Income		1,329,912

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains from investment transactions		1,991,822
Change in unrealized appreciation/depreciation from investments		1,261,992

Net realized/unrealized gains from investments		3,253,814

Change in net assets from operations		$4,583,726

See Notes to Financial Statements

8

Financial Statements	Boston Trust Balanced Fund
Statements of Changes in Net Assets

	For the six
	months ended	For the year ended
	September 30, 2006	March 31, 2006
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$1,329,912	$3,030,255
Net realized gains from investment transactions	1,991,822	5,646,714
Change in unrealized appreciation/depreciation from investments	1,261,992	(438,919)

Change in net assets from operations	4,583,726	8,238,050

Dividends:
Net investment income	—	(3,019,048)
Net realized gains from investment transactions	—	(3,203,393)

Change in net assets from shareholder dividends	—	(6,222,441)

Capital Share Transactions:
Proceeds from shares issued	1,647,570	10,440,109
Dividends reinvested	—	6,006,136
Cost of shares redeemed	(9,949,886)	(26,204,809)

Change in net assets from capital share transactions	(8,302,316)	(9,758,564)

Change in net assets	(3,718,590)	(7,742,955)

Net Assets:
Beginning of year	164,474,901	172,217,856

End of year	$160,756,311	$164,474,901

ShareTransactions:
Issued	56,209	362,868
Reinvested	—	209,858
Redeemed	(343,855)	(909,336)

Change in shares	(287,646)	(336,610)

Accumulated net investment income	$1,837,951	$508,039

See Notes to Financial Statements

9

Financial Statements	Boston Trust Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	For the six		For the	For the	For the	For the	For the
	months ended		year ended	year ended	year ended	year ended	year ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2006		2006	2005	2004	2003	2002
	(Unaudited)
Net Asset Value, Beginning of Period	$29.11		$28.77	$27.63	$23.71	$25.58	$24.77

Investment Activities:
Net investment income	0.25		0.53	0.50	0.43	0.57	0.55
Net realized and unrealized gains/(losses) from investments	0.62		0.88	1.15	3.97	(1.88)	1.09

Total from investment activities	0.87		1.41	1.65	4.40	(1.31)	1.64

Dividends:
Net investment income	—		(0.52)	(0.50)	(0.48)	(0.56)	(0.59)
Net realized gains from investments	—		(0.55)	(0.01)	—	—	(0.24)

Total dividends	—		(1.07)	(0.51)	(0.48)	(0.56)	(0.83)

Net Asset Value, End of Period	$29.98		$29.11	$28.77	$27.63	$23.71	$25.58

Total Return	2.99	% (a)	4.97%	5.96%	18.61%	(5.16%)	6.78%

Ratios/Supplementary Data:
Net Assets at end of period (000’s)	$160,756		$164,475	$172,218	$160,202	$131,693	$130,563
Ratio of net expenses to average net assets	1.00	% (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.65	% (b)	1.76%	1.75%	1.69%	2.34%	2.26%
Ratio of expenses to average net assets (c)	1.07	% (b)	1.08%	1.09%	1.10%	1.07%	1.09%
Portfolio turnover	3.97%		29.77%	10.38%	30.04%	20.77%	24.01%

(a)	Not annualized.

(b)	Annualized.

(c)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.
See Notes to Financial Statements

10

Boston Trust Equity Fund
Schedule of Portfolio Investments	September 30, 2006 (Unaudited)
Common Stocks (96.3%)

Security Description	Shares	Value ($)
Basic Materials (6.7%)
Air Products & Chemical, Inc.	7,500	497,775
Donaldson Co., Inc.	30,000	1,107,000
Ecolab, Inc.	18,000	770,760
Sigma-Aldrich	15,000	1,135,050

		3,510,585

Capital Goods (5.1%)
Emerson Electric Co.	5,000	419,300
Illinois Tool Works	28,000	1,257,200
Precision Castparts Corp.	16,000	1,010,560

		2,687,060

Communication Services (0.6%)
Nokia Corp., ADR	15,000	295,350

Consumer Cyclicals (7.1%)
Claire’s Stores, Inc.	8,000	233,280
Johnson Controls, Inc.	10,000	717,400
Leggett & Platt, Inc.	7,500	187,725
NIKE, Inc., Class B	10,000	876,200
Staples, Inc.	25,000	608,250
Target Corp.	10,000	552,500
The Home Depot, Inc.	15,000	544,050

		3,719,405

Consumer Products (3.6%)
Anheuser-Busch Cos., Inc.	7,500	356,325
Aptargroup, Inc.	12,500	636,000
The McGraw-Hill Cos., Inc.	15,000	870,450

		1,862,775

Consumer Staples (12.1%)
Clorox Co.	10,000	630,000
Costco Wholesale Corp.	15,000	745,200
PepsiCo, Inc.	12,000	783,120
Procter & Gamble Co.	20,000	1,239,600
Sysco Corp.	30,000	1,003,500
The Hershey Co.	5,000	267,250
W.W. Grainger, Inc.	10,000	670,200
Walgreen Co.	17,500	776,825
Wm. Wrigley Jr. Co.	3,000	138,180
Wm. Wrigley Jr. Co., Class B	1,875	86,250

		6,340,125

Energy (8.9%)
Apache Corp.	4,000	252,800
BP PLC, ADR	27,500	1,803,450
Exxon Mobil Corp.	35,000	2,348,500
XTO Energy, Inc.	6,000	252,780

		4,657,530

Financial Services (20.4%)
American Express Co.	10,000	560,800
Bank of America Corp.	20,009	1,071,882
Cincinnati Financial Corp.	20,000	961,200
Comerica, Inc.	7,500	426,900
Commerce Bancshares, Inc.	12,000	606,840
First Midwest Bancgroup, Inc.	10,000	378,900
Morgan Stanley	7,000	510,370
Northern Trust Corp.	4,000	233,720
State Street Corp.	12,000	748,800
Suntrust Banks, Inc.	5,000	386,400
T. Rowe Price Group, Inc.	30,000	1,435,500
The Goldman Sachs Group, Inc.	7,500	1,268,775
Wachovia Corp.	10,000	558,000
Wells Fargo & Co.	10,000	361,800
Wilmington Trust Corp.	25,000	1,113,750

		10,623,637

Health Care (15.5%)
Amgen, Inc. (a)	5,000	357,650
Becton, Dickinson & Co.	15,000	1,060,050
Biomet, Inc.	15,000	482,850
C.R. Bard, Inc.	15,000	1,125,000
Caremark Rx, Inc.	12,500	708,375
Dentsply International, Inc.	30,000	903,300
Henry Schein, Inc. (a)	15,000	752,100
Johnson & Johnson, Inc.	12,000	779,280
Medtronic, Inc.	15,000	696,600
Patterson Cos., Inc. (a)	5,000	168,050
Saint Jude Medical, Inc. (a)	10,000	352,900
Stryker Corp.	10,000	495,900
Waters Corp. (a)	5,000	226,400

		8,108,455

Producer Products (2.7%)
Carlisle Cos., Inc.	4,000	336,400
General Electric Co.	30,000	1,059,000

		1,395,400

Technology (9.8%)
3M Co.	10,000	744,200
Applied Materials, Inc.	25,000	443,250
Automatic Data Processing, Inc.	10,000	473,400
Cisco Systems, Inc. (a)	33,000	759,000
EMC Corp. (a)	40,000	479,200
Intel Corp.	7,500	154,275
Microsoft Corp.	50,000	1,366,500
Oracle Corp. (a)	40,000	709,600

		5,129,425

Transportation (3.8%)
C.H. Robinson Worldwide, Inc.	20,000	891,600
United Parcel Service, Inc., Class B	15,000	1,079,100

		1,970,700

TOTAL COMMON STOCKS
(Cost $33,324,894)		50,300,447

Investment Companies (3.7%)
Fifth Third Institutional Government Money Market Fund, Institutional Class	1,930,570	1,930,570

TOTAL INVESTMENT COMPANIES
(Cost $1,930,570)		1,930,570

TOTAL INVESTMENTS
(Cost $35,255,463) — 100.0%		52,231,017
Other assets in excess of liabilities — 0.0%		10,081

NET ASSETS — 100.0%		$52,241,098

Percentages indicated are based on net assets.

(a) Non-income producing security.

ADR — American Depositary Receipt
See Notes to Financial Statements

11

Financial Statements	Boston Trust Equity Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $35,255,463)		$52,231,017
Interest and dividends receivable		58,766
Prepaid expenses		2,843

Total Assets		52,292,626

Liabilities:
Accrued expenses and other liabilities:
Investment Adviser	$30,334
Accounting	141
Chief Compliance Officer	351
Administration	1,074
Custodian	1,083
Transfer Agent	2,225
Other	16,320

Total Liabilities		51,528

Net Assets		$52,241,098

Composition of Net Assets:
Capital		$34,145,592
Accumulated net investment income		268,450
Accumulated net realized gains from investment transactions		851,502
Unrealized appreciation from investments		16,975,554

Net Assets		$52,241,098

Shares outstanding (par value $0.001, unlimited number of shares authorized)		4,110,257

Net Asset Value, Offering Price and Redemption Price per share		$12.71

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Dividends		$426,574

Total Investment Income		426,574

Expenses:
Investment Adviser	$185,711
Accounting	902
Administration	49,524
Chief Compliance Officer	2,277
Trustee	1,360
Custodian	6,290
Transfer Agency	8,233
Other	17,918

Total expenses before fee reductions		272,215
Fees reduced by the Administrator		(13,175)
Fees reduced by the Investment Adviser		(11,322)

Net Expenses		247,718

Net Investment Income		178,856

Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		128,394
Change in unrealized appreciation/depreciation from investments		1,015,513

Net realized/unrealized gains from investments		1,143,907

Change in net assets from operations		$1,322,763

See Notes to Financial Statements

12

Financial Statements	Boston Trust Equity Fund
Statements of Changes in Net Assets

	For the six
	months ended	For the period ended
	September 30, 2006	March 31, 2006
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$178,856	$318,978
Net realized gains from investment transactions	128,394	1,075,994
Change in unrealized appreciation/depreciation from investments	1,015,513	1,378,297

Change in net assets from operations	1,322,763	2,773,269

Dividends:
Net investment income	—	(316,600)
Net realized gains from investment transactions	—	(443,122)

Change in net assets from shareholder dividends	—	(759,722)

Capital Share Transactions:
Proceeds from shares issued	3,116,979	7,351,639
Dividends reinvested	—	715,437
Cost of shares redeemed	(772,755)	(2,681,654)

Change in net assets from capital share transactions	2,344,224	5,385,422

Change in net assets	3,666,987	7,398,969

Net Assets:
Beginning of period	48,574,111	41,175,142

End of period	$52,241,098	$48,574,111

Share Transactions:
Issued	253,423	610,496
Reinvested	—	59,078
Redeemed	(63,103)	(222,285)

Change in shares	190,320	447,289

Accumulated net investment income	$268,450	$89,594

See Notes to Financial Statements

13

Financial Statements	Boston Trust Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	For the six		For the	For the	For the
	months ended		year ended	year ended	period ended
	September 30,		March 31,	March 31,	March 31,
	2006		2006	2005	2004 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.39		$11.86	$11.19	$10.00

Investment Activities:
Net investment income	0.05		0.09	0.10	0.03
Net realized and unrealized gains from investments	0.27		0.65	0.84	1.18

Total from investment activities	0.32		0.74	0.94	1.21

Dividends:
Net investment income	—		(0.09)	(0.09)	(0.02)
Net realized gains from investments	—		(0.12)	(0.18)	—

Total dividends	—		(0.21)	(0.27)	(0.02)

Net Asset Value, End of Period	$12.71		$12.39	$11.86	$11.19

Total Return	2.58	% (b)	6.23%	8.34%	12.06	% (b)

Ratios/Supplementary Data:
Net Assets at end of period (000’s)	$52,241		$48,574	$41,175	$35,386
Ratio of net expenses to average net assets	1.00	% (c)	1.00%	1.00%	1.00	% (c)
Ratio of net investment income to average net assets	0.72	% (c)	0.73%	0.84%	0.59	% (c)
Ratio of expenses to average net assets (d)	1.10	% (c)	1.11%	1.14%	1.18	% (c)
Portfolio turnover	7.92%		20.44%	12.05%	2.97	% (c)

(a)	Fund commenced operations on October 1, 2003.

(b)	Not annualized.

(c)	Annualized.

(d)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.
See Notes to Financial Statements

14

Boston Trust Small Cap Fund
Schedule of Portfolio Investments	September 30, 2006 (Unaudited)
Common Stocks (95.6%)

Security Description	Shares	Value ($)
Basic Materials (3.8%)
Apogee Enterprises, Inc.	10,300	156,663
Metal Management, Inc.	2,925	81,432
Minerals Technologies, Inc.	3,700	197,580
Rock-Tenn Co.	4,700	93,060
Trex Company, Inc. (a)	2,975	71,876

		600,611

Capital Goods (14.7%)
Baldor Electric Co.	10,000	308,300
Bandag, Inc.	4,000	164,160
CARBO Ceramics, Inc.	5,462	196,796
Church & Dwight Co., Inc.	3,500	136,885
CLARCOR, Inc.	10,600	323,194
Commercial Metals Co.	12,600	256,158
Educational Development Corp.	2,600	17,680
Kadant, Inc. (a)	4,615	113,344
Lindsay Manufacturing Co.	6,400	184,000
Myers Industries, Inc.	11,385	193,545
Simpson Manufacturing Co., Inc.	8,600	232,458
Team, Inc. (a)	2,875	72,048
Watts Water Technologies, Inc., Class A	3,200	101,632

		2,300,200

Consumer Cyclicals (4.3%)
Charming Shoppes, Inc. (a)	20,000	285,600
Herman Miller, Inc.	1,500	51,315
Interface, Inc., Class A (a)	2,250	28,980
John Wiley & Sons, Inc., Class A	5,600	201,656
Journal Communications, Inc., Class A	5,500	61,985
Nautilus, Inc.	1,800	24,750
Spanish Broadcasting System, Inc., Class A (a)	2,600	11,362

		665,648

Consumer Products (14.0%)
Acxiom Corp.	4,625	114,053
Arbitron, Inc.	5,700	210,957
Bright Horizons Family Solutions, Inc. (a)	7,700	321,321
Corinthian Colleges, Inc. (a)	10,000	108,100
Gaiam, Inc., Class A (a)	1,900	24,529
Green Mountain Coffee Roasters, Inc. (a)	1,700	62,560
Hain Celestial Group, Inc. (a)	4,000	102,240
J.M. Smucker Co.	2,100	100,695
Laureate Education, Inc. (a)	1,500	71,790
Lifeway Foods, Inc. (a)	10,900	74,556
Scholastic Corp. (a)	2,500	77,875
Strayer Education, Inc.	2,700	292,167
SunOpta, Inc. (a)	10,000	105,700
Timberland Co., Class A (a)	10,900	313,593
United Natural Foods, Inc. (a)	5,400	167,346
Wild Oats Markets, Inc. (a)	2,200	35,574

		2,183,056

Energy (4.6%)
Ballard Power Systems, Inc. (a)	2,350	13,372
Cabot Oil & Gas Corp.	6,400	306,752
Encore Acquisition Co. (a)	5,000	121,700
Grey Wolf, Inc. (a)	39,000	260,520
Hydrogenics Corp. (a)	8,000	11,280

		713,624

Financial Services (13.8%)
Abigail Adams National Bancorp, Inc.	1,945	26,296
American Capital Strategies Ltd.	1,325	52,298
Carver Bancorp, Inc.	1,775	29,465
Chittenden Corp.	11,000	315,590
Dime Community Bancshares	18,000	265,140
Federal Agricultural Mortgage Corp., Class C	5,400	142,938
Hanmi Financial Corp.	14,900	292,040
Parkway Properties, Inc.	7,000	325,431
PennFed Financial Services, Inc.	7,700	129,129
Republic Bancorp, Inc.	12,901	171,970
UCBH Holdings, Inc.	17,000	296,820
Wainwright Bank & Trust Co.	10,004	105,442

		2,152,559

Health Care (13.4%)
Biosite, Inc. (a)	6,500	300,495
Cerner Corp. (a)	2,100	95,340
Cholestech Corp. (a)	5,100	61,200
Cytyc Corp. (a)	2,850	69,768
Dionex Corp. (a)	5,400	275,076
IDEXX Laboratories, Inc. (a)	3,400	309,876
Invacare Corp.	3,700	87,024
Millipore Corp. (a)	600	36,780
Orthofix International N.V. (a)	5,500	250,085
Respironics, Inc. (a)	8,300	320,463
West Pharmaceutical Services, Inc.	7,500	294,525

		2,100,632

Technology (19.9%)
Coherent, Inc. (a)	5,400	187,164
eCollege.com, Inc. (a)	5,450	87,146
ESCO Technologies, Inc. (a)	2,500	115,100
Gentex Corp.	21,000	298,410
Insituform Technologies, Inc., Class A (a)	2,950	71,626
Itron, Inc. (a)	5,100	284,580
Landauer, Inc.	6,300	319,724
National Instruments Corp.	2,550	69,717
Plantronics, Inc.	13,000	227,890
Polycom, Inc. (a)	12,900	316,437
Power Integrations, Inc. (a)	17,000	333,199
Presstek, Inc. (a)	14,000	75,460
Renaissance Learning, Inc.	20,000	286,200
Tektronix, Inc.	2,275	65,816
Wabtec Corp.	7,500	203,475
WebEx Communications, Inc. (a)	4,800	187,296

		3,129,240

Transportation (1.5%)
Genesee & Wyoming, Inc., Class A (a)	9,787	227,254

Utilities (5.6%)
American States Water Co.	2,500	95,625
Energen Corp.	8,300	347,521
New Jersey Resources Corp.	2,400	118,320
South Jersey Industries, Inc.	10,700	320,037

		881,503

TOTAL COMMON STOCKS
(Cost $13,224,846)		14,954,327

Investment Companies (4.4%)
Fifth Third Institutional Government Money Market Fund, Institutional Class	687,538	687,538

TOTAL INVESTMENT COMPANIES
(Cost $687,538)		687,538

Total Investments
(Cost $13,912,383) — 100.0%		15,641,865
Other assets in excess of liabilities — 0.0%		2,209

NET ASSETS — 100.0%		$15,644,074

Percentages indicated are based on net assets.

(a) Represents non-income producing security.
See Notes to Financial Statements

15

Financial Statements	Boston Trust Small Cap Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $13,912,383)		$15,641,865
Interest and dividends receivable		15,696
Prepaid expenses and other assets		15,496

Total Assets		15,673,057

Liabilities:
Payable for investments purchased	$8,454
Accrued expenses and other liabilities:
Investment Adviser	5,110
Accounting	553
Chief Compliance Officer	271
Administration	322
Custodian	2,756
Transfer Agent	10,081
Other	1,436

Total Liabilities		28,983

Net Assets		$15,644,074

Composition of net Assets:
Capital		$13,571,411
Accumulated net investment income		2,738
Accumulated net realized gains from investment transactions		340,443
Unrealized appreciation from investments		1,729,482

Net Assets		$15,644,074

Shares outstanding (par value $0.001, unlimited number of shares authorized)		1,521,197

Net Asset Value, Offering Price and Redemption Price per share		$10.28

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Interest		$1,626
Dividends		85,986

Total Investment Income		87,612

Expenses:
Investment Adviser	$50,827
Accounting	670
Administration	13,554
Chief Compliance Officer	647
Trustee	230
Custodian	3,236
Transfer Agency	6,446
Other	23,347

Total expenses before fee reductions		98,957
Fees reduced by the Administrator		(3,585)
Fees reduced by the Investment Adviser		(10,498)

Net Expenses		84,874

Net Investment Income		2,738

Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		272,499
Change in unrealized appreciation/depreciation from investments		(908,284)

Net realized/unrealized gains from investments		(635,785)

Change in net assets from operations		$(633,047)

See Notes to Financial Statements

16

Financial Statements	Boston Trust Small Cap Fund
Statements of Changes in Net Assets

	For the six
	months ended	For the period ended
	September 30, 2006	March 31, 2006 (a)
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$2,738	$(544)
Net realized gains from investment transactions	272,499	68,488
Change in unrealized appreciation/depreciation from investments	(908,284)	2,637,766

Change in net assets from operations	(633,047)	2,705,710

Capital Share Transactions:
Proceeds from shares issued	6,100,950	8,318,338
Cost of shares redeemed	(761,362)	(86,515)

Change in net assets from capital share transactions	5,339,588	8,231,823

Change in net assets	4,706,541	10,937,533

Net Assets:
Beginning of year	10,937,533	—

End of year	$15,644,074	$10,937,533

Share Transactions:
Issued	597,405	1,007,433
Redeemed	(75,602)	(8,039)

Change in shares	521,803	999,394

Accumulated net investment loss	$2,738	—

(a)	Fund commenced operations on December 16, 2005.
See Notes to Financial Statements

17

Financial Statements	Boston Trust Small Cap Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	For the six		For the
	months ended		period ended
	September 30, 2006		March 31, 2006 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.94		$10.00

Investment Activities:
Net investment income	—	(e)	—
Net realized and unrealized gains/(losses) from investments	(0.66)		0.94

Total from investment activities	(0.66)		0.94

Net Asset Value, End of Period	$10.28		$10.94

Total Return	(6.03	)% (b)	9.40	% (b)

Ratios/Supplementary Data:
Net Assets at end of period (000’s)	$15,644		$10,938
Ratio of net expenses to average net assets	1.25	% (c)	1.23	% (c)
Ratio of net investment income to average net assets	0.04	% (c)	(0.02)	% (c)
Ratio of expenses to average net assets (d)	1.46	% (c)	1.52	% (c)
Portfolio turnover	5.25%		3.62	% (b)

(a)	Fund commenced operations on December 16, 2005.

(b)	Not annualized.

(c)	Annualized.

(d)	During the period, certain fees were reduced and total fund expenses are capped at 1.25%. If such expense caps had not been in place, the ratio would have been as indicated.

(e)	Amount is less than $0.005.
See Notes to Financial Statements

18

Social Research and Action Update	September 30, 2006
Investor concern about excessive executive compensation remains pronounced, most recently fueled by media attention to questionable dating of stock option awards and ongoing evidence of stagnant wage growth for the average American. Walden continues to press companies and policy makers to improve performance in these and other areas.
In 2007, based on new SEC disclosure rules passed in July, proxy statements will contain additional information on executive compensation that should help bring clarity and transparency as to how senior officers are rewarded. Still, investors have little opportunity to communicate their satisfaction, or lack thereof, with respect to compensation packages of executives. To help address this concern, Walden has written many of our portfolio companies to ask that shareholders be given the opportunity to cast an advisory vote on the compensation report for executives. Based on a similar practice in the United Kingdom, this approach would allow investors a voice in providing feedback on executive compensation policy. We have heard back from a number of companies willing to study the proposal. As an example, CEO Rueben Mark of Colgate Palmolive reported to us that the idea was raised with the board of directors, and that the company plans to survey their largest investors for additional input.
A Walden resolution requesting a comprehensive sustainability report from food distributor SYSCO Corporation was withdrawn in August. Despite its stated commitment to sustainable agriculture, along with other environmental and social goals, there is scant information on SYSCO’s policies and practices to measure the company’s progress. SYSCO has agreed to publish a comprehensive sustainability report on its web site, a draft outline of which has been shared with Walden. SYSCO has also agreed to ongoing dialogue with shareholders and to continuously improve its sustainability reporting.
We met in New York with BP CEO Lord John Browne, BP America President Robert Malone, other senior BP executives and a small group of SRI and Wall Street investors to discuss the recent accidents, spills and alleged pricing abuses that have plagued the company over the past year. Lord Browne affirmed the seriousness of the events and highlighted several operational and management changes, stating that the company needed to address the many problems honestly and directly. Because of BP’s unique and constructive position in the climate change debate, its unusual level of engagement and responsiveness, and its importance to client portfolios, Walden remains committed to investment in and engagement with BP. Walden will recommend that BP establish specific metrics and goals enabling stakeholders to measure its progress in addressing the significant operational concerns, such as refinery and pipeline performance, and to continue to hold the company accountable on needed reforms.
In August, for the third year Walden hosted a meeting of Intel executives and social investment and research organizations. These discussions are always broad in scope, with Intel presenting and fielding questions on supply chain management, diversity, HIV/AIDS, political contributions disclosure, water scarcity, environmental data disclosure and other topics. Not only are these gatherings an opportunity for investors to air their concerns, we have found that Intel’s “stakeholder meetings” serve to inform continuous improvement in company policies and reporting.
Our dialogue with Microsoft on Internet freedom of expression has also continued over the past several months. In addition to its new blog policy described previously, Microsoft has taken steps to inform users in China of state-mandated censure activity. For example, users receive notice when content is omitted from searches or when sites have been removed from the search index. Microsoft is working with investors, nongovernmental organizations, academic institutions, and other technology companies to address the broader human rights concerns associated with Internet use and censorship in China. Along with others, Walden will continue to advocate for additional reforms.
Significant Company News
These words, in a report co-authored by Chubb’s Chief Risk Officer (CRO), were unimaginable four years ago when we first began to talk with the company about climate change:
...the sheer magnitude of climate change could in future [sic] impact a large number of industries to such an extent that sustainable insurability may ultimately be put into question. This raises important issues for society as a whole and might require adaptation measures such as public-private partnerships and, of course, adequate public actions on climate change issues.
This statement represents a marked departure from Walden’s early efforts to engage Chubb on climate change, a time when the issue was declared to be largely irrelevant to its business. Now, this industry brief suggests that insurance companies are beginning to speak out with one voice in favor of actively addressing climate change — a welcome development.
In October, PepsiCo promoted its Chief Financial Officer, Indra Nooyi, to the top job and corner office, replacing retiring CEO Steven Reinemund. Nooyi becomes one of just eleven women to head Fortune 500 companies, positive news in a time of stagnant progress in breaking the glass ceiling at the highest corporate echelons.

19

Social Research and Action Update (cont.)	September 30, 2006
Social Issue Lobbying and Wal-Mart
It comes as no surprise that the Voting Rights Act (VRA) passed in July, which protects the rights of minority voters, was backed by the usual civil rights groups and liberal advocates. It may be a surprise to some, however, that support from more than ten major company executives provided significant clout to help overcome objections raised by a group of Republicans. It is highly unusual for CEOs to lobby for social reforms that are indirectly related to their business, yet AT&T, Coca-Cola, PepsiCo, Verizon and Wal-Mart were among the companies urging Congress to pass the VRA. Their reasons were many and varied, but several saw their support as an expression of commitment to workplace diversity. In the words of Wal-Mart Chairman Lee Scott:
Wal-Mart is the largest private employer of African-Americans and Hispanics and we, therefore, have a particular interest in this issue. On behalf of them as well as our millions of customers whose lives are touched by this landmark statute, we believe it is important to move forward expeditiously.
While certainly a remark serving Wal-Mart’s current public relations needs, the corporate voice is powerful in issues of social policy.
Proxy Voting Report
By September of each year, as mandated by the Securities and Exchange Commission (SEC) since 2003, mutual fund companies publish their proxy voting records for the previous year ending June 30. These disclosures have confirmed what shareholder advocates already suspected to be true — that mutual funds, representing about 25 percent of total assets, overwhelmingly support management’s proxy recommendations. A leading corporate governance research firm, The Corporate Library, found that the most prominent mutual funds voted with management 92 percent of the time for the year ending June 30, 2005. Moreover, only 30 percent of shareholder resolutions were supported. This indicates a level of blind faith in management that many consider to run counter to the best interests of shareholders.
How does Walden compare? In reviewing the votes of a representative portfolio, the Walden Social Equity Fund, approximately one third of votes cast were cast against the recommendation of management for the twelve months ending June 30, 2006. This includes Walden’s support of about 90 percent of shareholder-sponsored resolutions, which generally are not favored by management. At 17 percent of companies, Walden withheld votes for one or more directors given diversity, independence or accountability concerns. Auditor ratification and incentive stock plans were two significant areas of disagreement with management proposals. Walden didn’t support ratification if more than 25 percent of auditor revenue was derived from non-audit work (a conflict of interest concern), nor support incentive plans that were not aligned sufficiently with shareholder interests.
The vast majority of the proposals encouraged good governance policies or better disclosure and thus received substantial shareholder support. Three issues accounted for most of the shareholder resolutions supported: majority vote policy for directors; political contributions disclosure; and compensation policies and disclosure. Other issue areas appearing on three or more company proxies included equal employment opportunity policies and reports, international labor and vendor standards, and requests to separate the positions of CEO and Chair. We believe that voting for these shareholder proposals is consistent with our clients’ social investment objectives and contributes to long term business success.
The equities in bold-face above were holdings of a Walden Fund as of September 30, 2006.
Portfolio holdings and percentages are as of September 30, 2006 and are subject to change.
Boston Trust Investment Management, Inc., a subsidiary of Boston Trust & Investment Management Company (BTIM) and an affiliate of Walden Asset Management (Walden) serves as investment adviser (the Adviser) to the Walden Social Balanced Fund and receives a fee for its services. Walden, a division of BTIM, performs shareholder advocacy, proxy voting, screening services, and other social initiatives for the Adviser and is paid a fee for these services by the Adviser.
Shares of the Fund are not deposits of, obligations of, or guaranteed by Boston Trust & Investment Management Company or its affiliates, nor are they federally insured by the FDIC. Investments in the Fund involve investment risks, including the possible loss of principal. Fund distributed by BISYS Fund Services, Columbus, Ohio.
The foregoing information and opinions are for general information only. Boston Trust Funds and Boston Trust Investment Management, Inc do not assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only, and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

20

Walden Social Balanced Fund
Manager Commentary by Stephen Moody
Market and Performance	Walden Social Equity Fund
Review (unaudited)	Manager Commentary by Robert Lincoln
Investment Concerns:
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher-quality bonds generally offer less risk than longer-term bonds and a lower rate of return.
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call us at 1.800.282.8782 ext. 7050.
Walden Social Balanced Fund Market Performance and Summary
The Walden Social Balanced Fund unit value rose 1.21% after fees for the six month period ended September 30, as compared with 3.84% for a benchmark balanced composite index comprised of 50% stocks, 40% bonds, and 10% in money market instruments, represented as the Standard & Poor’s 500 Index1, the Lehman Brothers Government/Credit Bond Index2, and the 90-Day U.S. Treasury Bill, respectively. For the periods ended September 30, 2006, for the one-year, five-year and since inception, the Fund is within one percentage point of the 50/40/10 composite.
Walden Social Equity Fund Market Performance and Summary
Much of the investor gloom about the economy that led to declines in both stock and bond prices during the second calendar quarter dissipated over the summer months and stock prices advanced. The Walden Social Equity Fund gained 1.57% after fees for the first half of the fiscal year, trailing the Standard & Poor’s 500 Index1 which returned 4.14%.

Stephen Moody
Portfolio Manager
Boston Trust Investment Management, Inc.

Robert Lincoln
Portfolio Manager
Boston Trust Investment Management, Inc.

†	Portfolio composition is subject to change.

[1]	The S&P 500 Stock Index is generally representative of the U.S stock market as a whole.

[2]	The Lehman Brothers Government/Credit Index is comprised primarily of about 60% U. S. Treasury and Agency Obligations and 40% SEC registered corporate bonds and other credit obligations. Investors cannot invest directly in an index.

21

Walden Social Balanced Fund
Investment Performance (unaudited)	September 30, 2006
Fund Net Asset Value: $11.72

		Annualized
	Quarter Ended	1 Year Ended	5 Years Ended	Since Inception
	9/30/06	9/30/06	9/30/06	June 20, 1999
Walden Social Balanced Fund*	2.99%	6.48%	5.63%	3.65%
Lipper Mixed-Asset Target Allocation Growth Funds Average**	3.71%	7.96%	6.50%	3.61%
Standard & Poor’s 500 Stock Index***	5.67%	10.79%	6.97%	1.52%
Lehman Brothers Government/Credit Bond Index***	3.91%	3.33%	4.96%	6.22%
90-Day U.S. Treasury Bills***	1.20%	4.38%	2.20%	3.09%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-282-8782 ext. 7050.

*	After all expenses at an annual rate of 1.00%, the adviser’s expense limitation.

**	The performance data is calculated from June 17, 1999.

***	The performance data is calculated from June 18, 1999.
The Fund’s performance is compared to the Balanced Composite Index, the Standard & Poor’s 500 Stock Index, the Lehman Brothers Government/Credit Bond Index and the 90-Day U.S. Treasury Bill Total Return Index.
The Lipper Mixed-Asset Target Allocation Growth Funds Average is an average of managed mutual funds whose primary objective is to maintain a mix of between 60%-80% equity securities with the remainder invested in bonds, cash and cash equivalents. The Standard & Poor’s 500 Stock Index is unmanaged an generally representative of the U.S. stock market. The Lehman Brothers Government/Credit Bond Index is generally representative of the performance of U.S. Treasury, U.S. government agency, and corporate debt securities. The 90-Day U.S. Treasury Bills are represented by the U.S. Treasury Bill Total Return Index. Treasury bills are government guaranteed and offer a fixed rate of return. Return and principal of stocks and bonds will vary with market conditions. All indices are unmanaged and do not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distributions.
Walden Social Equity Fund
September 30, 2006
Fund Net Asset Value: $12.28

		Annualized
	Quarter Ended	1 Year Ended	5 Years Ended	Since Inception
	9/30/06	9/30/06	9/30/06	June 20, 1999
Walden Social Equity Fund*	2.85%	8.53%	7.13%	3.39%
Standard & Poor’s 500 Stock Index**	5.67%	10.79%	6.97%	1.52%
Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-282-8782 ext. 7050.

*	After all expenses at an annual rate of 1.00%, the adviser’s expense limitation.

**	The performance data being shown for the S&P 500 is calculated from June 18, 1999.
The Fund’s performance is compared to the Standard & Poor’s 500 Stock Index, which is an unmanaged index of stocks that measures the asset-weighted performance of 500 stocks of large capitalization companies. The index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of fund shares or fund distribution.

22

Walden Social Balanced Fund
Schedule of Portfolio Investments	September 30, 2006 (Unaudited)
Common Stocks (71.2%)

Security Description	Shares	Value ($)
Basic Materials (5.2%)
Donaldson Co., Inc.	13,000	479,700
Ecolab, Inc.	5,000	214,100
Praxair, Inc.	8,000	473,280
Sigma-Aldrich	5,000	378,350

		1,545,430

Capital Goods (3.5%)
Emerson Electric Co.	4,000	335,440
Illinois Tool Works	16,000	718,400

		1,053,840

Communication Services (0.7%)
Nokia Corp., ADR	11,000	216,590

Consumer Cyclicals (6.3%)
Claire’s Stores, Inc.	3,700	107,892
Honda Motor Co. Ltd., ADR	8,000	269,040
NIKE, Inc., Class B	3,000	262,860
Omnicom Group, Inc.	5,700	533,520
Staples, Inc.	13,500	328,455
The Home Depot, Inc.	10,000	362,700

		1,864,467

Consumer Products (0.7%)
The McGraw-Hill Cos., Inc.	3,500	203,105

Consumer Staples (7.5%)
Colgate-Palmolive Co.	7,200	447,120
Costco Wholesale Corp.	7,500	372,600
PepsiCo, Inc.	7,000	456,820
Procter & Gamble Co.	6,500	402,870
The Hershey Co.	3,000	160,350
W.W.Grainger, Inc.	2,800	187,656
Walgreen Co.	4,500	199,755

		2,227,171

Energy (5.0%)
BG Group PLC, ADR	3,300	201,201
BP PLC, ADR	15,000	983,700
XTO Energy, Inc.	7,000	294,910

		1,479,811

Financial Services (15.3%)
American Express Co.	3,800	213,104
American International Group, Inc.	3,000	198,780
Bank of America Corp.	10,303	551,931
Chubb Corp.	7,200	374,112
Cincinnati Financial Corp.	4,700	225,882
Comerica, Inc.	3,500	199,220
Commerce Bancshares, Inc.	5,787	292,649
Lehman Brothers Holdings, Inc.	3,000	221,580
Northern Trust Corp.	7,000	409,010
State Street Corp.	7,000	436,800
T. Rowe Price Group, Inc.	11,000	526,350
The Goldman Sachs Group, Inc.	1,500	253,755
Wachovia Corp.	4,000	223,200
Wilmington Trust Corp.	9,000	400,950

		4,527,323

Health Care (14.5%)
Amgen, Inc. (a)	4,000	286,120
Becton, Dickinson & Co.	3,000	212,010
Biomet, Inc.	9,000	289,710
C.R. Bard, Inc.	2,500	187,500
Caremark Rx, Inc.	4,200	238,014
Dentsply International, Inc.	7,000	210,770
GlaxoSmithKline PLC, ADR	7,000	372,610
Henry Schein, Inc. (a)	4,100	205,574
IMS Health, Inc.	3,500	93,240
Johnson & Johnson, Inc.	7,000	454,580
Medtronic, Inc.	9,000	417,960
Mylan Laboratories, Inc.	11,000	221,430
Novartis AG, ADR	7,200	420,768
Respironics, Inc. (a)	4,900	189,189
Teva Pharmaceutical Ltd., ADR	9,400	320,446
UnitedHealth Group, Inc.	4,000	196,800

		4,316,721

Technology (10.2%)
3M Co.	6,100	453,962
Applied Materials, Inc.	11,000	195,030
Automatic Data Processing, Inc.	7,000	331,380
Cisco Systems, Inc. (a)	11,000	253,000
Dell, Inc. (a)	8,000	182,720
EMC Corp. (a)	30,000	359,400
International Business Machines Corp.	2,600	213,044
Jabil Circuit, Inc.	7,900	225,703
Linear Technology Corp.	6,000	186,720
Microsoft Corp.	15,000	409,950
Texas Instruments, Inc.	7,000	232,750

		3,043,659

Transportation (2.3%)
FedEx Corp.	3,000	326,040
United Parcel Service, Inc., Class B	5,000	359,700

		685,740

TOTAL COMMON STOCKS (Cost $17,550,676)		21,163,857

U.S. Government Agency Obligations (24.9%)

Federal Farm Credit Bank (1.8%)
6.00%, 3/7/11	$500,000	521,027

Federal Home Loan Bank (15.6%)
3.75%, 1/16/07	500,000	497,771
4.25%, 4/16/07	300,000	298,382
3.50%, 11/15/07	500,000	491,479
4.63%, 2/8/08	700,000	696,381
4.63%, 11/21/08	500,000	496,554
3.75%, 8/18/09	500,000	484,595
4.38%, 3/17/10	700,000	688,097
5.00%, 12/21/15	1,000,000	1,000,689

		4,653,948

Government National Mortgage Association (1.3%)
6.50%, 2/15/32	19,159	19,683
6.50%, 5/15/32	133,391	137,039
6.00%, 7/15/34	215,884	218,599

		375,321

Housing and Urban Development (0.7%)
7.50%, 8/1/11	200,000	213,131

U.S. Treasury Inflation Protected Bonds (5.5%)
3.63%, 1/15/08	1,000,000	1,270,112
3.00%, 7/15/12	300,000	352,395

		1,622,507

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,401,844)		7,385,934

Continued

23

Walden Social Balanced Fund
Schedule of Portfolio Investments	September 30, 2006 (Unaudited)
Certificates of Deposit (1.1%)

	Principal
Security Description	Amount	Value ($)
Albina Community BankCorp, 3.59%, 3/15/08	$25,000	25,000
Central Appalachian Peoples Federal Credit Union, 4.00%, 3/14/09	25,000	25,000
Community Capital Bank, 3.80%, 7/20/08	50,000	50,000
Delta Bank and Trust Co., 2.75%, 10/6/07	25,000	25,000
Elk Horn Bank, 3.75%, 03/14/08	25,000	25,000
1st Delta Federal Credit Union, 3.50%, 1/9/09	25,000	25,000
Shorebank Pacific Bank, 3.75%, 2/10/07	50,000	50,000
Shorebank Pacific Bank, 3.02%, 7/13/07	50,000	50,000
Vermont Development Credit, 3.75%, 7/13/09	50,000	50,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $325,000)		325,000

Investment Companies (2.5%)
Fifth Third Institutional Government Money Market Fund, Institutional Class	751,593	751,593

TOTAL INVESTMENT COMPANIES (Cost $751,593)		751,593

TOTAL INVESTMENTS (Cost $26,029,113) - 99.7%		29,626,384
Other assets in excess of liabilities - 0.3%		81,981

NET ASSETS - 100.0%		$29,708,365

Percentages indicated are based on net assets.
(a) Represents non-income producing security.
ADR — American Depositary Receipt
See Notes to Financial Statements

24

Financial Statements	Walden Social Balanced Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $26,029,113)		$29,626,384
Interest and dividends receivable		97,085
Receivable for capital shares issued		15,588
Prepaid expenses		691

Total Assets		29,739,748

Liabilities:
Accrued expenses and other liabilities:
Investment Adviser	16,554
Accounting	214
Chief Compliance Officer	157
Administration	611
Custodian	1,485
Transfer Agent	2,227
Other	10,135

Total Liabilities		31,383

Net Assets		$29,708,365

Composition of Net Assets:
Capital		$25,592,638
Accumulated net investment income		337,914
Accumulated net realized gains from investment transactions		180,542
Unrealized appreciation from investments		3,597,271

Net Assets		$29,708,365

Shares outstanding (par value $0.001, unlimited number of shares authorized)		2,534,389

Net Asset Value, Offering Price and Redemption Price per share		$11.72

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Interest		$211,887
Dividend		176,388

Total Investment Income		388,275

Expenses:
Investment Adviser	$109,171
Administration	29,113
Accounting	1,504
Chief Compliance Officer	1,264
Trustee	806
Custodian	4,501
Transfer Agency	8,232
Other	17,742

Total expenses before fee reductions		172,333
Fees reduced by the Administrator		(8,507)
Fees reduced by the Investment Adviser		(18,266)

Net Expenses		145,560

Net Investment Income		242,715

Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		204,176
Change in unrealized appreciation/depreciation from investments		(76,026)

Net realized/unrealized gains from investments		128,150

Change in net assets from operations		$370,865

See Notes to Financial Statements

25

Financial Statements	Walden Social Balanced Fund
Statements of Changes in Net Assets

	For the six
	months ended	For the year ended
	September 30, 2006	March 31, 2006
Investment Activities:	(Unaudited)
Operations:
Net investment income	$242,715	$431,854
Net realized gains from investment transactions	204,176	841,032
Change in unrealized appreciation/depreciation from investments	(76,026)	446,788

Change in net assets from operations	370,865	1,719,674

Dividends:
Net investment income	—	(421,652)

Change in net assets from shareholder dividends	—	(421,652)

Capital Share Transactions:
Proceeds from shares issued	1,130,572	3,182,527
Dividends reinvested	—	413,013
Cost of shares redeemed	(1,514,794)	(3,292,653)

Change in net assets from capital share transactions	(384,222)	302,887

Change in net assets	(13,357)	1,600,909

Net Assets:
Beginning of year	29,721,722	28,120,813

End of year	$$29,708,365	$$29,721,722

ShareTransactions:
Issued	98,417	282,068
Reinvested	—	36,261
Redeemed	(131,692)	(288,601)

Change in shares	(33,275)	29,728

Accumulated net investment income	$337,914	$95,199

See Notes to Financial Statements

26

Financial Statements	Walden Social Balanced Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	For the six		For the	For the	For the	For the	For the
	months ended		year ended	year ended	year ended	year ended	year ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2006		2006	2005	2004	2003	2002
	(Unaudited)
Net Asset Value, Beginning of Period	$11.58		$11.08	$10.71	$9.13	$10.22	$9.93

Investment Activities:
Net investment income	0.09		0.18	0.13	0.13	0.18	0.18
Net realized and unrealized gains/(losses) from investment transactions	0.05		0.49	0.37	1.59	(1.10)	0.31

Total from investment activities	0.14		0.67	0.50	1.72	(0.92)	0.49

Dividends:
Net investment income	—		(0.17)	(0.13)	(0.14)	(0.17)	(0.20)

Total dividends	—		(0.17)	(0.13)	(0.14)	(0.17)	(0.20)

Net Asset Value, End of Period	$11.72		$11.58	$11.08	$10.71	$9.13	$10.22

Total Return	1.21	% (a)	6.06%	4.62%	18.91%	(9.00%)	4.94%

Ratios/Supplementary Data:
Net Assets at end of period (000’s)	$29,708		$29,722	$28,121	$24,410	$18,528	$17,786
Ratio of net expenses to average net assets	1.00	% (b)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.67	% (b)	1.49%	1.26%	1.38%	1.95%	1.85%
Ratio of expenses to average net assets (c)	1.18	% (b)	1.18%	1.26%	1.26%	1.26%	1.28%
Portfolio turnover	8.36%		41.14%	21.15%	26.47%	40.07%	22.09%

(a)	Not annualized.

(b)	Annualized.

(c)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.
See Notes to Financial Statements

27

Walden Social Equity Fund
Schedule of Portfolio Investments	September 30, 2006 (Unaudited)
Common Stocks (98.0%)

Security Description	Shares	Value ($)
Basic Materials (4.8%)
Donaldson Co., Inc.	20,000	738,000
Ecolab, Inc.	15,000	642,300
Sigma-Aldrich	12,000	908,040

		2,288,340

Capital Goods (3.9%)
Emerson Electric Co.	10,000	838,600
Illinois Tool Works	22,000	987,800

		1,826,400

Communication Services (3.8%)
Alltel Corp.	8,000	444,000
Nokia Corp., ADR	40,000	787,600
Verizon Communications, Inc.	15,000	556,950

		1,788,550

Consumer Cyclicals (9.3%)
Claire’s Stores, Inc.	17,400	507,384
Eaton Corp.	11,000	757,350
Leggett & Platt, Inc.	20,000	500,600
NIKE, Inc., Class B	10,000	876,200
Staples, Inc.	37,500	912,375
The Home Depot, Inc.	23,300	845,091

		4,399,000

Consumer Products (1.1%)
Aptargroup, Inc.	10,000	508,800

Consumer Staples (15.6%)
Colgate-Palmolive Co.	16,000	993,600
Costco Wholesale Corp.	20,000	993,600
General Mills, Inc.	10,000	566,000
PepsiCo, Inc.	16,000	1,044,160
Procter & Gamble Co.	12,000	743,760
Sysco Corp.	25,000	836,250
W.W. Grainger, Inc.	12,000	804,240
Walgreen Co.	18,000	799,020
Wm. Wrigley Jr. Co.	10,000	460,600
Wm. Wrigley Jr. Co., Class B	2,500	115,000

		7,356,230

Energy (6.4%)
Apache Corp.	15,000	948,000
BP PLC, ADR	32,000	2,098,560

		3,046,560

Financial Services (20.7%)
American Express Co.	16,000	897,280
American International Group, Inc.	11,000	728,860
Bank of America Corp.	18,000	964,260
Chubb Corp.	12,000	623,520
Cincinnati Financial Corp.	19,845	953,751
Commerce Bancshares, Inc.	11,537	583,426
Northern Trust Corp.	13,000	759,590
State Street Corp.	12,000	748,800
T. Rowe Price Group, Inc.	24,000	1,148,400
The Goldman Sachs Group, Inc.	5,000	845,850
Wachovia Corp.	15,000	837,000
Wilmington Trust Corp.	15,000	668,250

		9,758,987

Health Care (18.0%)
Amgen, Inc. (a)	12,000	858,360
Biomet, Inc.	12,000	386,280
C.R. Bard, Inc.	6,000	450,000
Caremark Rx, Inc.	12,000	680,040
Dentsply International, Inc.	20,000	602,200
GlaxoSmithKline PLC, ADR	15,000	798,450
Johnson & Johnson, Inc.	17,000	1,103,980
Medtronic, Inc.	20,000	928,800
Mylan Laboratories, Inc.	25,000	503,250
Novartis AG, ADR	15,000	876,600
Pfizer, Inc.	20,000	567,200
Teva Pharmaceutical Ltd., ADR	15,000	511,350
Waters Corp. (a)	5,000	226,400

		8,492,910

Technology (11.5%)
3M Co.	12,000	893,040
Adobe Systems, Inc. (a)	10,000	374,500
Automatic Data Processing, Inc.	15,000	710,100
Dell, Inc. (a)	16,500	376,860
EMC Corp. (a)	50,000	599,000
Intel Corp.	25,000	514,250
International Business Machines Corp.	6,000	491,640
Microsoft Corp.	35,000	956,550
Texas Instruments, Inc.	15,000	498,750

		5,414,690

Transportation (2.9%)
Expeditors International of Washington, Inc.	10,000	445,800
United Parcel Service, Inc., Class B	13,000	935,220

		1,381,020

TOTAL COMMON STOCKS (Cost $37,916,939)		46,261,487

Investment Companies (1.2%)
Fifth Third Institutional Government Money Market Fund, Institutional Class	584,483	584,483

TOTAL INVESTMENT COMPANIES (Cost $584,483)		584,483

TOTAL INVESTMENTS (Cost $38,501,422) - 99.2%		46,845,970
Other assets in excess of liabilities - 0.8%		392,547

NET ASSETS - 100.0%		$47,238,517

Percentages indicated are based on net assets.
(a) Represents non-income producing security.
ADR — American Depositary Receipt
See Notes to Financial Statements

28

Financial Statements	Walden Social Equity Fund
Statement of Assets and Liabilities
September 30, 2006 (Unaudited)

Assets:
Investments, at value (cost $38,501,422)		$46,845,970
Interest and dividends receivable		53,686
Receivable for investments sold		375,234
Receivable for capital shares sold		6,413
Prepaid expenses		4,298

Total Assets		47,285,601

Liabilities:
Accrued expenses and other liabilities:
Investment Adviser	26,914
Accounting	237
Chief Compliance Officer	125
Administration	972
Custody	2,112
Transfer Agent	2,225
Other	14,499

Total Liabilities		47,084

Net Assets		$47,238,517

Composition of Net Assets:
Capital		$37,324,363
Accumulated net investment income		255,368
Accumulated net realized gains from investment transactions		1,314,238
Unrealized appreciation from investments		8,344,548

Net Assets		$47,238,517

Shares outstanding (par value $0.001, unlimited number of shares authorized)		3,847,513

Net Asset Value, Offering Price and Redemption Price per share		$12.28

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Dividends		$388,963

Total Investment Income		388,963

Expenses:
Investment Adviser	$178,054
Administration	47,482
Accounting	925
Chief Compliance Officer	1,957
Trustee	1,347
Custodian	6,323
Transfer Agency	8,233
Other	21,048

Total expenses before fee reductions		265,369
Fees reduced by the Administrator		(11,907)
Fees reduced by the Investment Adviser		(16,097)

Net Expenses		237,365

Net Investment Income		151,598

Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		1,063,159
Change in unrealized appreciation/depreciation from investments		(523,758)

Net realized/unrealized gains from investments		539,401

Change in net assets from operations		$690,999

See Notes to Financial Statements.

29

Financial Statements	Walden Social Equity Fund
Statements of Changes in Net Assets

	For the six
	months ended	For the year ended
	September 30, 2006	March 31, 2006
Investment Activities:	(Unaudited)
Operations:
Net investment income	$151,598	$323,126
Net realized gains from investment transactions	1,063,159	2,139,362
Change in unrealized appreciation/depreciation from investments	(523,758)	825,552

Change in net assets from operations	690,999	3,288,040

Dividends:

Net investment income	—	(308,366)

Change in net assets from shareholder dividends	—	(308,366)

Capital Share Transactions:
Proceeds from shares issued	1,855,036	4,482,497
Dividends reinvested	—	280,077
Cost of shares redeemed	(4,019,124)	(4,317,702)

Change in net assets from capital share transactions	(2,164,088)	444,872

Change in net assets	(1,473,089)	3,424,546

Net Assets:
Beginning of year	48,711,606	45,287,060

End of year	$47,238,517	$48,711,606

ShareTransactions:
Issued	154,956	384,908
Reinvested	—	23,635
Redeemed	(334,957)	(373,305)

Change in shares	(180,001)	35,238

Accumulated net investment income	$255,368	$103,770

See Notes to Financial Statements

30

Financial Statements	Walden Social Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	For the six		For the	For the	For the	For the	For the
	months ended		year ended	year ended	year ended	year ended	year ended
	September 30,		March 31,	March 31,	March 31,	March 31,	March 31,
	2006		2006	2005	2004	2003	2002
	(Unaudited)
Net Asset Value, Beginning of Period	$12.09		$11.34	$10.85	$8.24	$10.26	$9.49

Investment Activities:
Net investment income	0.04		0.09	0.08	0.04	0.04	0.04
Net realized and unrealized gains/(losses) from investment transactions	0.15		0.74	0.48	2.61	(2.02)	0.77

Total from investment activities	0.19		0.83	0.56	2.65	(1.98)	0.81

Dividends:
Net investment income	—		(0.08)	(0.07)	(0.04)	(0.04)	(0.04)

Total dividends	—		(0.08)	(0.07)	(0.04)	(0.04)	(0.04)

Net Asset Value, End of Period	$12.28		$12.09	$11.34	$10.85	$8.24	$10.26

Total Return	1.57	% (a)	7.32%	5.18%	32.14%	(19.34%)	8.53%

Ratios/Supplementary Data:
Net Assets at end of period (000’s)	$47,239		$48,712	$45,287	$40,446	$26,450	$25,616
Ratio of net expenses to average net assets	1.00	% (b)	1.00%	1.00%	0.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.64	% (b)	0.70%	0.75%	0.45%	0.48%	0.35%
Ratio of expenses to average net assets (c)	1.12	% (b)	1.12%	1.15%	1.16%	1.18%	1.18%
Portfolio turnover	10.87%		29.11%	15.89%	22.33%	16.10%	22.42%

(a)	Not annualized.

(b)	Annualized.

(c)	During the period, certain fees were reduced and total fund expenses are capped at 1.00%. If such expense caps had not been in place, the ratio would have been as indicated.
See Notes to Financial Statements

31

Notes to Financial Statements	September 30, 2006 (unaudited)
1. Organization:
The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Group contains the following Boston Trust Funds and Walden Funds (individually a “Fund,” collectively the “Funds”):

Fund	Short Name
Boston Trust Balanced Fund	Balanced Fund
Boston Trust Equity Fund	Equity Fund
Boston Trust Small Cap Fund	Small Cap Fund
Walden Social Balanced Fund	Social Balanced Fund
Walden Social Equity Fund	Social Equity Fund
Financial statements for all other series of the Group are published separately.
Under the Group’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group enters into contracts with their vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Security Valuation:
The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group’s Board of Trustees.
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.
New Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
Security Transactions and Related Income:
Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses:
Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis.
Continued

32

Notes to Financial Statements	September 30, 2006 (unaudited)
Dividends to Shareholders:
Dividends from net investment income, if any, are declared and paid annually by the Funds. Dividends from net realized gains, if any, are declared and distributed at least annually by the Funds.
The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
3. Related Party Transactions:
Investment Adviser:
The Funds and Boston Trust Investment Management, Inc. (the “Adviser”) are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates after the imposition of certain contractual fee waivers by the Adviser of its advisory fees:

Fund	Fee Rate
Balanced Fund	0.75%
Equity Fund	0.75
Small Cap Fund	0.75
Social Balanced Fund	0.75
Social Equity Fund	0.75
Administration:
BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), who serves the Funds as administrator, is a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Group are affiliated. Such persons are paid no fees directly by the Funds for serving as officers and trustees of the Group. Under the terms of the administration agreement, BISYS Ohio receives an annual fee, computed daily and paid monthly, based on the average daily net assets of the Fund, at an annual rate of 0.20%. Certain officers and trustees of the Group are also employees of the Administrator and are paid no fees directly by the Funds for serving as officers of the Group, with the exception of the Chief Compliance Officer.
Under a Compliance Services Agreement between the Funds and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $25,098 for the six months ended September 30, 2006, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.
Distribution:
BISYS Fund Services Limited Partnership, a wholly owned subsidiary of The BISYS Group, Inc., serves as the Fund’s distribution agent.
Custodian, Transfer Agency, and Fund Accounting:
Boston Trust & Investment Management Company acts as the Fund’s custodian and transfer agent. Under the custody agreement, Boston Trust & Investment Management Company receives an annual fee computed daily and paid monthly based on the average daily net assets. Boston Trust & Investment Management Company receives a fixed fee accrued daily and paid monthly for its services as the transfer agent. BISYS Ohio provides fund accounting services for the Funds. For these services to the Funds, BISYS Ohio receives an annual fee accrued daily and paid monthly.
Continued

33

Notes to Financial Statements	September 30, 2006 (unaudited)
Fee Reductions:
The Adviser has agreed to reduce its fees payable by the Funds to the extent necessary to limit the Fund’s aggregate annual operating expenses to 1.00% (1.25% for the Boston Trust Small Cap Fund) of the average daily net assets. Any such reductions made by the Adviser in its fees or payments or reimbursement of expenses which are the Fund’s obligation may be subject to repayment by the Fund within three years provided the Funds are able to effect such repayment and remain in compliance with applicable limitations. Pursuant to its agreement, for the six months ended September 30, 2006, the Adviser reimbursed fees in the amount of $17,295, $11,322, $10,498, $18,266 and $16,097 for the Boston Trust Balanced Fund, Boston Trust Equity Fund, Boston Trust Small Cap Fund, Social Balanced Fund and Social Equity Fund respectively. As of September 30, 2006, the Advisor may recoup $160,187, $91,471, $16,546, $123,019 and $112,057 from the Funds as follows:

Fund	Amount	Expires
Balanced Fund	$44,590	2007
	56,474	2008
	41,828	2009
	17,295	2010
Equity Fund	18,574	2007
	34,643	2008
	26,932	2009
	11,322	2010
Small Cap Fund	6,048	2009
	10,498	2010

Funds	Amount	Expires
Social Balanced Fund	$24,304	2007
	42,393	2008
	38,056	2009
	18,266	2010
Social Equity Fund	22,825	2007
	40,986	2008
	32,149	2009
	16,097	2010
BISYS Ohio has agreed to reduce its administrative fees. For the six months ended September 30, 2006, BISYS Ohio voluntarily waived fees in the amount of $42,918, $13,175, $3,585 $8,507 and $11,907 for the Balanced Fund, Equity Fund, Small Cap Fund, Social Balanced Fund and Social Equity Fund respectively.
4. Purchases and Sales of Securities:
Purchases of and proceeds from sales, excluding short-term securities, for the Funds for the six months ended September 30, 2006, totaled:

Fund	Purchases	Sales
Balanced Fund	$6,064,109	$17,336,243
Equity Fund	5,615,276	3,799,440
Small Cap Fund	5,970,302	676,299
Social Balanced Fund	2,357,864	3,620,826
Social Equity Fund	5,127,021	7,897,276
5. Federal Income Tax Information:
At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Balanced Fund	$119,973,451	$42,431,734	$(1,956,437)	$40,475,297
Equity Fund	35,266,484	17,509,548	(545,015)	16,964,533
Small Cap Fund	13,912,383	2,586,031	(856,549)	1,729,482

Social Balanced Fund	26,029,113	4,245,911	(648,640)	3,597,271
Social Equity Fund	38,502,933	9,582,005	(1,238,968)	8,343,037

As of March 31, 2006, for Federal income tax purposes, the following Funds have a capital loss carryforwards available to offset future capital gains, if any to the extent provided by the Treasury regulations:

	Amount	Expires

Social Balanced Fund	$23,634	2012
The tax character year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of current tax year, March 31, 2007.
The tax character of distributions paid during the fiscal year ended March 31, 2006 was as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Return of	Total Distributions
	Ordinary Income	Capital Gains	Distributions	Capital	Paid[1]

Balanced Fund	$3,019,048	$3,203,393	$6,222,441	$—	$6,222,441
Equity Fund	316,600	443,122	759,722	—	759,722
Small Cap Fund	—	—	—	—	—

Social Balanced Fund	421,652	—	421,652	—	421,652
Social Equity Fund	308,366	—	308,366	—	308,366

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

34

Supplementary Information (unaudited)	September 30, 2006
Table of Shareholder Expenses:
As a shareholder of the Boston Trust Funds, you incur the following costs: ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Boston Trust Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06

Balanced Fund	$1,000.00	$1,029.90	$5.09	1.00%
Equity Fund	1,000.00	1,025.80	5.08	1.00%
Small Cap Fund	1,000.00	939.70	6.08	1.25%

Social Balanced Fund	1,000.00	1,012.10	5.04	1.00%
Social Equity Fund	1,000.00	1,015.70	5.05	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Boston Trust Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that apear in the shareholder reports of other funds.

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06

Balanced Fund	$1,000.00	$1,020.05	$5.06	1.00%
Equity Fund	1,000.00	1,020.05	5.06	1.00%
Small Cap Fund	1,000.00	1,018.80	6.33	1.25%

Social Balanced Fund	1,000.00	1,020.05	5.06	1.00%
Social Equity Fund	1,000.00	1,020.05	5.06	1.00%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Continued

35

Supplementary Information (unaudited)	September 30, 2006
Tabular Summary of Schedules of Investments:
The Boston Trust Funds invested, as a percentage of total portfolio investments, in the following industries as of September 30, 2006.
Boston Trust Balanced Fund

Security Allocation	Percentage of
for the Schedule of	Total Portfolio
Investments	Investments

U.S. Government Obligations	17.6%
Financial Services	17.2%
Health Care	12.5%
Consumer Staples	9.5%
Energy	7.8%
Technology	7.6%
Investment Companies	7.1%
Basic Materials	5.0%
Capital Goods	4.6%
Consumer Cyclicals	4.1%
Transportation	2.5%
Consumer Products	2.2%
Producer Products	1.9%
Transportation	0.4%

Total	100.0%

Boston Trust Equity Fund

Security Allocation	Percentage of
for the Schedule of	Total Portfolio
Investments	Investments

Financial Services	20.4%
Health Care	15.5%
Consumer Staples	12.1%
Technology	9.8%
Energy	8.9%
Consumer Cyclicals	7.1%
Basic Materials	6.7%
Capital Goods	5.1%
Transportation	3.8%
Investment Companies	3.7%
Consumer Products	3.6%
Producer Products	2.7%
Communication Services	0.6%

Total	100.0%

Boston Trust Small Cap Fund

Security Allocation	Percentage of
for the Schedule of	Total Portfolio
Investments	Investments

Technology	20.0%
Financial Services	13.8%
Health Care	13.4%
Consumer Products	13.1%
Capital Goods	11.8%
Utilities	5.6%
Basic Materials	5.1%
Energy	4.6%
Investment Companies	4.4%
Consumer Cyclicals	3.0%
Producer Products	2.8%
Transportation	1.5%
Consumer Staples	0.9%

Total	100.0%

The Boston Trust (Walden) Funds invested, as a percentage of total portfolio investments, in the following industries as of September 30, 2006.
Walden Social Balanced Fund

Security Allocation	Percentage of
for the Schedule of	Total Portfolio
Investments	Investments

U.S. Government Obligations	24.9%
Financial Services	15.3%
Health Care	14.6%
Technology	10.3%
Consumer Staples	7.5%
Consumer Cyclicals	6.3%
Basic Materials	5.2%
Energy	5.0%
Capital Goods	3.6%
Investment Companies	2.5%
Transportation	2.3%
Certificates of Deposit	1.1%
Communication Services	0.7%
Consumer Products	0.7%

Total	100.0%

Walden Social Equity Fund

Security Allocation	Percentage of
for the Schedule of	Total Portfolio
Investments	Investments

Financial Services	20.9%
Health Care	18.1%
Consumer Staples	15.7%
Technology	11.6%
Consumer Cyclicals	9.4%
Energy	6.5%
Basic Materials	4.9%
Capital Goods	3.9%
Communication Services	3.8%
Transportation	2.9%
Investment Companies	1.2%
Consumer Products	1.1%

Total	100.0%

Other Information:
A description of the policies and procedures that the Funds’ use to determine how to vote proxies related to portfolio securities is available (I) without charge, upon request, by calling 1-800-282-8782 ext. 7050 and (ii) on the Securities and Exchange Commission’s web-site at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-282-8782 ext. 7050 and (ii) on the Commission’s website at http://www.sec.gov.
The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year of Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.
Continued

36

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Investment Adviser
Boston Trust Investment Management, Inc.
One Beacon Street
Boston, MA 02108
Custodian and Transfer Agent
Boston Trust & Investment Management Company
One Beacon Street
Boston, MA 02108
Administrator
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
Distributor
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, OH 43219
Independent Registered Public Accounting Firm
Ernst & Young, LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

Investment Advisor
Signal Capital Management, Inc.
One Main Street
Evansville, Indiana 47708
Administrator and Transfer Agent
BISYS Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219
Distributor
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219
Custodian
Huntington National Bank
7 Easton Oval
Columbus, Ohio 43219
Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20006
Independent Registered Public Accounting Firm
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215
This report is for the information of the shareholders of the Signal Funds. Its use in connection with any offering of the Funds’ shares is authorized only in case of concurrent or prior delivery of the Funds’ current prospectus.
Federal law requires the Funds, and each of its investment advisers, to adopt procedures for voting proxies (“Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Funds. The Funds’ proxy voting policies and procedures are available without charge (i) upon request, by calling 800-468-0347, or (ii) on the U.S. Securities and Exchange Commission’s web site at www.sec.gov.
Statement Regarding Availability of Quarterly Portfolio Schedule.
The Signal Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330; and the Funds make the information on Form N-Q available upon request without charge.
Statement Regarding Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800-468-0347, and on the Commission’s website at http://www.sec.gov.
Semi-Annual Report
September 30, 2006
Investment Advisor
Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, Old National Bancorp., and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

SIGNAL FUNDS
Large Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal	Security
Amount ($)	Description	Value ($)

	Common Stocks — 97.1%
	Aerospace/Defense — 1.3%
7,800	United Technologies Corp.	494,130

	Air Freight & Logistics — 1.7%
14,000	Expeditors International of Washington, Inc.	624,120

	Applications Software — 1.5%
15,100	Citrix Systems, Inc.*	546,771

	Banking — 5.9%
20,000	Bank of America Corp.	1,071,400
14,200	Zions Bancorp	1,133,302

		2,204,702

	Business Services — 3.7%
11,000	Jacobs Engineering Group, Inc.*	822,030
22,000	Staples, Inc.	535,260

		1,357,290

	Communications Equipment — 5.1%
47,700	Cisco Systems, Inc.*	1,097,100
18,300	Harris Corp.	814,167

		1,911,267

	Distiller & Vintners — 1.2%
16,000	Constellation Brands, Inc.*	460,480

	Educational Services — 1.3%
11,500	Bright Horizons Family Solutions Inc.*	479,895

	Electronics — 1.7%
8,000	L-3 Communications Holdings, Inc.	626,640

	Finance — Investment Bankers and Brokers — 8.2%
7,000	Franklin Resources, Inc.	740,250
6,500	Goldman Sachs Group, Inc.	1,099,605
20,000	UBS AG-ADR	1,186,200

		3,026,055

	General Merchandise — 2.0%
13,200	Target Corp.	729,300

	Healthcare — Equipment — 1.9%
14,000	Stryker Corp.	694,260

	Healthcare Services — 2.8%
15,000	Caremark Rx, Inc.	850,050
3,000	Covance, Inc.*	199,140

		1,049,190

	Household Products — 1.8%
17,000	Church & Dwight Co., Inc.	664,870

	Industrial Conglomerates — 1.1%
12,000	General Electric Co.	423,600

	Industrial Gases — 2.1%
13,100	Praxair, Inc.	774,996

	Insurance — Life — 3.4%
22,500	MetLife, Inc.	1,275,300

	Insurance-Multi-Line — 2.9%
4,500	American International Group, Inc.	298,170
10,000	Wellpoint, Inc.*	770,500

		1,068,670

	Machinery — Industrial — 2.8%
10,400	Danaher Corp.	714,168
7,200	Illinois Tool Works, Inc.	323,280

		1,037,448

	Manufacturing — Machinery — 1.1%
10,000	Thermo Electron Corp.*	393,300

	Oil & Gas — Integrated — 3.8%
7,000	BP PLC — ADR	459,060
14,300	Exxon Mobil Corp.	959,530

		1,418,590

	Oil & Gas Exploration Services — 5.5%
23,000	Noble Energy, Inc.	1,048,570
26,000	Smith International, Inc.	1,008,800

		2,057,370

	Personal Products — 2.8%
16,600	Procter & Gamble Co.	1,028,868

continued

1

SIGNAL FUNDS
Large Cap Growth Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal	Security
Amount ($)	Description	Value ($)

	Pharmaceuticals — 4.4%
5,200	Barr Laboratories, Inc.*	270,088
10,000	Johnson & Johnson	649,400
12,500	Novartis AG — ADR	730,500

		1,649,988

	Prepackaged Software — 5.3%
16,000	DST Systems, Inc.*	986,720
20,700	Fiserv, Inc.*	974,763

		1,961,483

	Real Estate Investment Trusts — 2.3%
15,000	Prologis Trust	855,900

	Retail — Computer/Electronics — 2.1%
14,400	Best Buy Co., Inc.	771,264

	Retail — Drugs — 2.3%
19,300	Walgreen Co.	856,727

	Retail — Restaurants — 1.9%
18,000	McDonald’s Corp.	704,160

	Soft Drinks — 2.8%
15,900	PepsiCo, Inc.	1,037,634

	Systems Software — 3.4%
19,000	Microsoft Corp.	519,270
15,000	SAP AG — ADR	742,500

		1,261,770

	Transportation Services — 2.3%
11,800	Burlington Northern Santa Fe Corp.	866,592

	Utilities — Electric — 3.6%
8,400	Entergy Corp.	657,132
15,200	FPL Group, Inc.	684,000

		1,341,132

	Wireless Equipment — 1.1%
16,700	Motorola, Inc.	417,500

	Total Common Stocks
	(cost — $28,120,704)	36,071,262

	Investment Companies — 2.4%
898,955	Huntington Money Market Fund — Trust Class	898,955

	Total Investment Companies
	(cost — $898,955)	898,955

	Total Investments - 99.5%
	(cost — $29,019,658)	36,970,217

Percentages indicated are based on net assets of $37,128,169.

*	Non-income producing securities.

ADR	– American Depositary Receipt
See notes to financial statements.

2

SIGNAL FUNDS
Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	Corporate Bonds — 28.9%
	Aerospace/Defense — 0.8%
750,000	General Dynamics Corp.	4.50%	8/15/10	733,266

	Banking — 6.5%
500,000	Bank of America Corp.	5.38	6/15/14	502,152
500,000	Credit Suisse First Boston USA, Inc.	4.63	1/15/08	496,356
105,000	First Union National Bank, BKNT	5.80	12/1/08	106,541
300,000	MBNA Bank	5.38	1/15/08	300,011
500,000	MBNA Bank	6.13	3/1/13	521,515
500,000	National City Corp.	4.50	3/15/10	487,903
750,000	U.S. Bancorp	3.95	8/23/07	741,236
1,000,000	Washington Mutual Bank	5.50	1/15/13	999,439
1,000,000	Washington Mutual Bank	5.65	8/15/14	1,001,963
500,000	Wells Fargo Co.	3.50	4/4/08	488,114

				5,645,230

	Brewery — 0.6%
500,000	Anheuser Busch	4.70	4/15/12	489,068

	Computer Hardware — 0.7%
500,000	Hewlett-Packard Co	5.75	12/15/06	500,289
100,000	International Business Machines Corp.	4.88	10/1/06	100,000

				600,289

	Department Stores — 0.8%
750,000	Target Corp.	5.88	3/1/12	773,204

	Electric & Electronic Equipment — 1.5%
1,300,000	General Electric Co.	5.00	2/1/13	1,285,311

	Financial Services — 10.6%
500,000	American General Finance Corp.	4.00	3/15/11	473,904
500,000	Associates Corp.	6.88	11/15/08	516,655
500,000	Bear Stearns Co., Inc.	4.50	10/28/10	486,597
500,000	Boeing Capital Corp.	5.80	1/15/13	516,060
750,000	Countrywide Financial	4.25	12/19/07	740,852
345,000	General Electric Capital Corp., MTN	6.13	2/22/11	357,944
75,000	Goldman Sachs Group, Inc.	6.88	1/15/11	79,490
500,000	Goldman Sachs Group, Inc.	5.70	9/1/12	508,504
400,000	Goldman Sachs Group, Inc.	5.15	1/15/14	391,069
250,000	Household Finance Corp.	8.00	7/15/10	273,118
500,000	Household Finance Corp.	4.75	7/15/13	482,926
20,000	J.P. Morgan & Co., Inc.	5.75	10/15/08	20,167
155,000	J.P. Morgan & Co., Inc., MTN	6.00	1/15/09	157,285
500,000	J.P. Morgan Chase & Co.	5.75	1/2/13	511,308
500,000	J.P. Morgan Chase & Co.	5.25	5/1/15	491,522
continued

3

SIGNAL FUNDS
Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

395,000	J.P. Morgan Chase Bank	6.13	11/1/08	403,302
500,000	Morgan Stanley	3.63	4/1/08	488,421
400,000	Morgan Stanley	4.25	5/15/10	386,808
1,000,000	Prudential Financial, Inc.	4.50	7/15/13	948,061
500,000	SLM Corp.	5.38	1/15/13	498,688
500,000	SLM Corp.	5.38	5/15/14	496,123

				9,228,804

	Food Products & Services — 0.5%
140,000	Campbell Soup Co.	6.90	10/15/06	140,060
300,000	Kraft Foods, Inc.	4.00	10/1/08	292,888

				432,948

	Insurance — 1.1%
1,000,000	Everest Reinsurance Holding	5.40	10/15/14	975,075

	Insurance — Life — 0.6%
513,000	Lincoln National Corp.	6.50	3/15/08	521,229

	Investment Management and Advisory Services — 0.6%
500,000	FMR Corp.*	4.75	3/1/13	485,811

	Medical — Drugs — 0.9%
800,000	Bristol-Meyers Squibb Co.	5.75	10/1/11	814,906

	Real Estate Operation/Development — 0.4%
350,000	EOP Operating Limited Partnership	4.75	3/15/14	331,062

	Restaurants — 1.2%
800,000	Darden Restaurants	4.88	8/15/10	783,231
280,000	McDonald’s Corp.	6.00	4/15/11	288,601

				1,071,832

	Retail — 0.2%
200,000	Sherwin-Williams Co.	6.85	2/1/07	200,664

	Utilities — Electric — 1.9%
950,000	National Rural Utilities	3.25	10/1/07	931,699
200,000	Tennessee Valley Authority, Series A	5.63	1/18/11	204,995
500,000	Union Electric Co.	6.75	5/1/08	509,890

				1,646,584

	Total Corporate Bonds (cost — $25,674,372)			25,235,283

continued

4

SIGNAL FUNDS
Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	U.S. GOVERNMENT AGENCIES — 60.5%
400,000	Fannie Mae	7.13	3/15/07	403,188
1,000,000	Fannie Mae	3.63	7/27/07	987,426
1,500,000	Fannie Mae	4.30	5/5/08	1,484,154
1,000,000	Fannie Mae	4.00	9/2/08	980,246
250,000	Fannie Mae	5.25	1/15/09	251,581
500,000	Fannie Mae, Callable 11/30/07 @ 100	4.00	11/30/09	486,427
200,000	Fannie Mae	4.25	7/28/10	194,810
150,000	Fannie Mae	6.25	2/1/11	156,831
1,000,000	Fannie Mae	4.55	3/9/11	978,478
750,000	Fannie Mae	5.38	11/15/11	766,081
100,000	Fannie Mae	5.25	8/1/12	100,523
750,000	Fannie Mae	6.00	12/14/12	749,816
300,000	Fannie Mae	5.00	4/15/13	294,405
500,000	Fannie Mae	4.63	10/15/14	489,000
500,000	Fannie Mae	5.31	11/3/14	492,230
467,789	Fannie Mae	5.00	6/25/16	459,543
800,000	Fannie Mae, Callable 4/26/10 @ 100	5.00	4/26/17	774,592
901,778	Fannie Mae	5.68	2/25/20	887,842
456,323	Fannie Mae	4.50	6/25/33	436,561
324,877	Fannie Mae	5.00	3/25/34	320,283
2,000,000	Fed Farm Credit Bank	5.20	3/21/16	2,032,218
500,000	Federal Farm Credit Bank, MTN	5.87	9/2/08	507,819
750,000	Federal Farm Credit Bank	5.20	2/24/10	745,444
420,000	Federal Farm Credit Bank	5.81	1/10/11	433,602
750,000	Federal Farm Credit Bank, Callable 11/29/06 @ 100	4.65	11/29/11	733,180
250,000	Federal Farm Credit Bank	5.22	10/20/14	245,292
500,000	Federal Farm Credit Bank	5.63	10/19/20	490,982
285,000	Federal Home Loan Bank, Series TV06	4.88	11/15/06	284,823
800,000	Federal Home Loan Bank	4.50	6/6/08	792,393
500,000	Federal Home Loan Bank	4.05	8/13/08	491,341
1,065,000	Federal Home Loan Bank, Series 100	5.80	9/2/08	1,077,980
325,000	Federal Home Loan Bank, Series 8D08	5.25	11/14/08	326,385
875,000	Federal Home Loan Bank	5.49	12/22/08	881,350
400,000	Federal Home Loan Bank	4.28	10/30/09	391,413
200,000	Federal Home Loan Bank, Series 5	4.00	3/30/10	198,392
1,250,000	Federal Home Loan Bank, Series 1	4.75	3/30/10	1,232,611
550,000	Federal Home Loan Bank	4.00	4/22/10	533,120
1,500,000	Federal Home Loan Bank	5.00	8/9/10	1,479,660
750,000	Federal Home Loan Bank	5.20	10/28/10	744,339
500,000	Federal Home Loan Bank	5.00	2/24/11	498,185
100,000	Federal Home Loan Bank, Series 1N11	6.00	5/13/11	104,513
1,000,000	Federal Home Loan Bank	5.00	8/3/11	986,382
1,000,000	Federal Home Loan Bank, Callable 2/16/07 @ 100	4.75	2/16/12	976,861
500,000	Federal Home Loan Bank	5.00	2/21/12	492,514
1,200,000	Federal Home Loan Bank	5.25	5/3/12	1,186,717
200,000	Federal Home Loan Bank	4.50	10/29/13	197,461
continued

5

SIGNAL FUNDS
Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

500,000	Federal Home Loan Bank	4.25	1/30/15	495,653
1,000,000	Federal Home Loan Bank	5.74	4/20/15	992,586
500,000	Federal Home Loan Bank	4.00	6/26/18	483,739
500,000	Federal Home Loan Bank	5.65	3/22/19	490,440
500,000	Federal Home Loan Bank, Callable 11/4/09 @ 100	5.30	11/4/19	484,560
500,000	Federal Home Loan Bank, Callable 12/27/06 @ 100	5.85	12/27/19	492,478
1,000,000	Federal Home Loan Mortgage Corp.	4.13	8/1/18	981,216
200,000	Freddie Mac	3.25	3/14/08	195,106
50,000	Freddie Mac	5.75	4/15/08	50,548
750,000	Freddie Mac	4.85	12/1/09	742,667
117,056	Freddie Mac	3.75	4/15/11	116,713
1,000,000	Freddie Mac	6.25	3/5/12	1,003,782
750,000	Freddie Mac, Callable 11/5/07 @ 100	5.25	11/5/12	742,734
1,500,000	Freddie Mac	4.80	7/30/13	1,448,567
500,000	Freddie Mac	5.13	8/6/13	491,995
1,500,000	Freddie Mac, Callable 1/30/07 @ 100	5.00	1/30/14	1,485,422
895,000	Freddie Mac	4.00	8/26/14	887,319
1,500,000	Freddie Mac	4.00	10/14/14	1,478,823
500,000	Freddie Mac, Callable 10/27/06 @ 100	5.00	10/27/14	495,012
750,000	Freddie Mac	5.00	11/13/14	741,485
1,000,000	Freddie Mac	5.40	9/22/15	983,555
2,000,000	Freddie Mac, Callable	5.00	2/13/18	1,955,919
500,000	Freddie Mac, Callable	4.50	7/15/18	479,951
496,000	Freddie Mac, Callable	5.00	7/30/18	474,958
1,500,000	Freddie Mac	5.00	1/15/19	1,488,656
725,000	Freddie Mac	5.00	6/11/21	681,997
356,907	Freddie Mac	4.75	3/15/22	350,045
1,458,800	Freddie Mac	5.00	8/15/27	1,443,401
558,291	Freddie Mac, Series 2664	5.00	4/15/30	552,610
265,825	Freddie Mac	5.50	10/15/31	266,178

	Total U.S. Government Agencies (cost — $53,262,811)			52,737,109

	U.S. Treasury Securities — 9.7%
1,500,000	U.S. Treasury Notes	4.50	2/15/09	1,494,668
3,000,000	U.S. Treasury Notes	3.63	1/15/10	2,911,055
150,000	U.S. Treasury Notes	3.50	2/15/10	144,850
500,000	U.S. Treasury Notes	4.00	3/15/10	490,508
500,000	U.S. Treasury Notes	4.50	2/28/11	498,125
1,750,000	U.S. Treasury Notes	4.00	11/15/12	1,695,039
200,000	U.S. Treasury Notes	4.75	5/15/14	201,695
750,000	U.S. Treasury Notes	4.25	11/15/14	731,426
250,000	U.S. Treasury Notes	1.63	1/15/15	253,428

	Total U.S. Treasury Securities (cost — $8,598,328)			8,420,794

continued

6

SIGNAL FUNDS
Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	Investment Companies — 0.1%
134,140	Huntington Money Market Fund — Trust Class			134,140

	Total Investment Companies (cost — $134,140)			134,140

	Total Investments – 99.2% (cost — $87,669,651)			86,527,326

Percentages indicated are based on net assets of $87,216,032

*	144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.
BKNT – Bank Note
MTN – Medium Term Note
See notes to financial statements.

7

SIGNAL FUNDS
Tax-Exempt Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	Municipal Bonds — 98.5%

	Alabama — 1.1%
210,000	Daphne Alabama, GO, Callable 2/1/13 @ 100, Insured by: AMBAC	4.00%	8/1/14	213,041

	California — 1.3%
250,000	La Mirada California Redevelopment Agency, Callable 8/15/14 @ 100, Insured by: FSA	4.25	8/15/19	253,498

	Florida — 1.9%
380,000	Hillsborough County Florida Individual Development Authority	5.00	10/1/07	384,210

	Illinois — 2.6%
20,000	Du Page County Illinois High School District	5.05	12/1/14	20,330
180,000	Du Page County Illinois High School District	5.05	12/1/14	183,091
300,000	Northlake Illinois, Series A, GO, Callable 12/1/08 @ 100, Insured by: AMBAC	5.00	6/1/14	308,571

				511,992

	Indiana — 56.6%
200,000	Anderson Indiana School Building Corp., Insured by: FSA	4.00	7/15/15	203,102
260,000	Bloomington Indiana Municipal Facilities Corp., Callable 2/1/08 @ 101	4.80	8/1/12	266,061
200,000	Carmel Indiana Redevelopment Authority, Insured by: MBIA	4.25	8/1/11	205,524
380,000	Center Grove Indiana Building Corp., Insured by: FGIC	3.50	1/15/11	378,190
150,000	Clarksville Indiana High School Building Corp., Callable 7/15/08 @ 101, Insured by: MBIA	5.00	7/15/14	154,964
225,000	Cloverdale Indiana Multi-School Building Corp., Callable 1/15/08 @ 102, Insured by: MBIA	4.95	1/15/11	233,372
200,000	Crown Point Indiana Multi-School Building Corp., Callable 7/15/09 @ 101, Insured by: MBIA	4.80	1/15/14	207,558
295,000	Delaware County Indiana Edit Corp., Callable 12/1/07 @ 101, Insured by: MBIA	5.00	12/1/12	302,528
125,000	Eagle Union Middle School Building Corp. Indiana, Callable 7/5/11 @ 100, Insured by: AMBAC	4.85	7/5/15	130,706
300,000	East Washington Indiana Multi School Building Corp., Insured by : MBIA	3.90	7/15/14	303,000
295,000	Elkhart Indiana Community Schools, Callable 7/15/14	4.30	7/15/18	299,865
100,000	Fall Creek Indiana Regulatory Waste District, Callable 9/1/10 @ 100, Insured by: MBIA	4.70	3/1/13	103,824
165,000	Fort Wayne Indiana Stormwater Managemet District Revenue, Insured by : MBIA	4.00	8/1/13	167,955
260,000	Greencastle Indiana Multi-School Building Corp., Callable 7/10/12 @100, Insured by: FGIC	4.10	1/10/13	265,343
300,000	Greencastle Indiana Waterworks Revenue, Callable 1/1/12 @ 100, Insured by: MBIA	4.25	7/1/13	307,782
275,000	Indiana Bank Revenue, Insured by: MBIA	4.00	4/1/09	277,926
290,000	Indiana Bank Revenue, Series A, Callable 2/1/09 @ 102, Insured by: FSA	4.60	2/1/13	299,744
200,000	Indiana Bank Revenue	4.80	2/1/13	204,872
65,000	Indiana Bank Revenue	4.80	2/1/13	66,711
70,000	Indiana Health Facilities Financing Authority, Callable 8/15/07 @ 102, Insured by: RADIAN	5.50	2/15/10	72,537
325,000	Indiana State Educatonal Facilities Authority, Callable 10/15/08 @ 101	4.95	10/15/12	335,439
300,000	Indiana State Office Building Community Facilities, Series A, Callable 7/1/08 @ 101	4.70	7/1/11	308,019
continued

8

SIGNAL FUNDS
Tax-Exempt Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

100,000	Johnson County Indiana, GO, Insured by: FSA	4.10	7/15/07	100,438
265,000	La Porte Indiana Multi School Building Corp., Insured by: FSA	4.00	1/15/10	268,487
305,000	Lafayette Indiana Redevelopment Authority, Callable 2/1/13 @ 100	3.75	8/1/13	304,988
75,000	Marion County Indiana Convention and Recreational Facilities Authority, Series A, Callable 6/1/08 @ 101	5.00	6/1/12	77,428
275,000	Mitchell Indiana Multi-School Building Corp.	4.65	7/5/13	290,133
300,000	Montgomery County Indiana Jail Facility Building Corp., Callable 1/15/15 @ 100, Insured by: FSA	4.00	7/15/16	301,248
150,000	Mt. Vernon of Hancock County Indiana Multi-School Building Corp., Series B, Callable 7/15/11 @ 100, Insured by: AMBAC	4.70	1/15/12	156,845
200,000	Munster Indiana School Building Corp., Callable 7/5/08 @ 101, Insured by: FSA	4.60	7/5/10	205,512
265,000	Nobelsville Indiana Redevelopment Authority	4.00	8/1/08	267,173
400,000	North Montgomery Indiana High School Building Corp., Callable 1/15/11 @ 100, Insured by: FGIC	5.05	7/15/15	420,203
100,000	Northwest Allen County Indiana Middle School Building Corp., Callable 1/15/09 @ 101, Insured by: MBIA	4.75	1/15/12	103,591
200,000	Northwest Allen County Indiana Middle School Building Corp., Callable 1/15/09 @ 101, Insured by: MBIA	4.90	1/15/14	207,834
240,000	Perry Township Indiana Multi-School Building Corp., Callable 7/15/10 @ 101, Insured by: FGIC	4.63	1/15/15	249,497
300,000	Porter County Indiana Jail Building Corp., Callable 7/10/11 @ 100, Insured by: FSA	5.00	7/10/16	315,009
275,000	Princeton Indiana Sewer Works Revenue, Callable 5/1/09 @ 101	4.50	5/1/13	275,894
200,000	Purdue University Indiana, University Revenue	4.00	7/1/12	203,380
50,000	Purdue University Indiana Certificates Participation, Callable 7/1/08 @100	4.50	7/1/09	50,709
250,000	Rochester Indiana Community School Building Corp., Callable 7/15/08 @102, Insured by: AMBAC	5.00	7/15/13	260,840
200,000	South Bend Indiana Community School Building Corp., Callable 1/1/10 @ 101, Insured by: FSA	4.60	7/1/13	206,598
225,000	South Bend Indiana Community School Building Corp., Callable 1/1/10 @ 101, Insured by: FSA	5.10	7/1/17	236,594
400,000	Sunman-Dearbon Indiana High School Building Corp., Insured by: MBIA	4.00	7/15/12	407,219
125,000	Terre Haute Indiana San District, GO, Callable 1/1/07 @ 102, Insured by: AMBAC	4.60	7/1/10	127,663
300,000	Terre Haute Indiana San District, Callable 1/1/15 @ 100, Insured by: AMBAC	4.00	7/1/17	301,032
200,000	Vinton-Tecumseh Indiana School Building Corp., Callable 1/5/08 @ 101, Insured by: SAW	5.00	7/5/13	205,376
300,000	Warren Township Indiana School Building Corp., Callable 7/5/08 @ 101, Insured by: FSA	5.00	7/5/14	309,822
275,000	Whitley County Indiana Middle School Building Corp., Callable 7/10/08 @ 101, Insured by: FSA	4.80	1/10/11	283,550

				11,232,085

continued

9

     SIGNAL FUNDS
     Tax-Exempt Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	Kansas — 1.2%
250,000	Kansas State Development Finance Authority Revenue	3.25	11/1/09	248,118

	Kentucky — 2.2%
250,000	Jessamine County Kentucky School District, Insured by: AMBAC	4.00	1/1/14	254,715
185,000	Kentucky Rural Water Financial Corp., Series C, Callable 2/01/12 @ 101, Insured by: MBIA	3.88	2/1/14	187,054

				441,769

	Michigan — 5.3%
250,000	Green Oak Township Michigan — Sewer, GO, Callable 5/1/12 @ 100, Insured by: MBIA	4.00	5/1/17	251,610
300,000	Macomb Township Michigan Building Authority, GO, Callable 4/1/11 @ 100, Insured by: AMBAC	4.75	4/1/16	314,697
150,000	Michigan Higher Education Facilities Authority Revenue, Callable 12/1/12 @ 100	5.00	12/1/20	155,867
320,000	Warren Michigan Downtown Development, GO, Insured by: MBIA	4.00	10/1/14	325,923

				1,048,097

	Missouri — 2.6%
200,000	Creve Coeur Missouri, SO	3.50	1/1/13	198,332
300,000	Jefferson County Missouri School District, GO, Callable 3/1/14 @ 100, Insured by: MBIA	4.35	3/1/16	310,950

				509,282

	Nevada — 1.3%
250,000	University of Nevada Community College, Series A, Callable 7/1/11 @ 100, Insured by: FGIC	4.45	7/1/12	257,745

	New York — 2.2%
400,000	New York General Obligation Unlimited	5.00	8/1/18	431,200

	North Carolina — 1.5%
300,000	Davie County NC	3.75	6/1/11	301,392

	North Dakota — 1.5%
300,000	North Dakota State Building Authority Lease Revenue, Callable 12/1/13 @ 100	3.70	12/1/15	297,228

	Ohio — 1.3%
250,000	Akron Ohio Package Facility Project, Series A, Insured by: AMBAC	3.50	12/1/10	249,705

	Pennsylvania — 0.8%
150,000	Pennsylvania State Higher Educational Facilities Authority College & University Revenue, Callable 7/1/11 @ 100, Insured by: ASST GTY	5.38	7/1/23	157,892

continued

10

SIGNAL FUNDS
Tax-Exempt Income Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	Texas — 2.9%
350,000	Brownsville Texas, GO, Callable 2/15/14 @ 100, Insured by: AMBAC	4.00	2/15/17	350,650
225,000	Keller Texas, Insured by: MBIA	3.75	2/15/11	226,253

				576,903

	Utah — 2.5%
200,000	South Davis Recreation District Utah, Callable 1/1/15 @ 100, Insured by: XLCA	4.38	1/1/20	203,102
300,000	Utah State Building Ownership Authority Lease Revenue	3.25	5/15/09	296,178

				499,280

	Virginia — 1.4%
285,000	Chesterfield County VA Certificates Participation	4.25	11/1/06	285,131

	Washington — 4.6%
300,000	Seattle Washington Municipal Light and Power Revenue, Insured by: FSA	3.25	8/1/11	292,716
300,000	Washington State, Series 2003A, GO, Callable 7/1/12 @ 100	5.00	7/1/14	319,512
300,000	Washington State, Callable 4/1/14 @ 100, Insured by: MBIA	4.25	10/1/15	308,532

				920,760

	Wisconsin — 3.8%
400,000	Chilton Wisconsin School District, Callable 4/1/12, Insured by: FGIC	4.00	4/1/13	404,919
50,000	Elmbrook Wisconsin School District, GO, Callable 4/1/12 @ 100	4.13	4/1/15	50,477
295,000	Green Bay Wisconsin Area Public School District, Insured by: FGIC, Series B	3.38	4/1/10	293,127

				748,523

	Total Municipal Bonds (cost — $19,260,103)			19,567,851

	Money Market — 1.0%
200,948	Fidelity Institutional Tax-Exempt Portfolio			200,948

	Total Money Market (cost — $200,948)			200,948

	Total Investments — 99.5% (cost — $19,461,051)			19,768,799

Percentages indicated are based on net assets of $19,858,800.
AMBAC — AMBAC Indemnity Corp.
ASST GTY — Asset Guaranty
FGIC — Financial Guaranty Insurance Co.
FSA — Financial Security Assurance, Inc.
GO — General Obligation
MBIA — Municipal Bond Insurance Assoc.
RADIAN — RADIAN Guaranty, Inc.
SAW — State Aid Withholding
SO — Special Obligation
XLCA — XL Capital Assurance, Inc.
See notes to financial statements.

11

SIGNAL FUNDS
Money Market Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	Asset Backed Securities — 27.0%

	Finance Services — 27.0%
1,000,000	Amsterdam Funding* (a)(b)	5.26%	10/5/06	999,416
1,250,000	Barton Capital, LLC. *	5.26	11/6/06	1,243,425
2,250,000	Fairway Finance Co., LLC. * (a)(b)	5.26	12/13/06	2,226,001
1,200,000	Fountain Square *	5.25	10/12/06	1,198,075
1,149,000	Fountain Square *	5.26	10/13/06	1,146,985
1,500,000	Grampian Funding, LLC. * (a)	5.37	10/25/06	1,494,630
500,000	Grampian Funding, LLC. * (a)	5.09	10/16/06	498,940
2,500,000	Kitty Hawk Funding * (a)	5.26	10/18/06	2,493,790
2,500,000	Old Line Funding Corp. * (a)	5.26	10/12/06	2,495,982
2,000,000	Sheffield Receivables *	5.26	11/2/06	1,990,649
2,300,000	Stratford Receivables * (b)	5.28	10/6/06	2,298,313
2,250,000	Thames Asset Global *	5.27	11/14/06	2,235,508
2,300,000	Three Pillars Funding *	5.26	10/16/06	2,294,959
2,500,000	Windmill Funding, Corp. * (a) (b)	5.26	10/5/06	2,498,539

	Total Asset Backed Securities (cost — $25,115,212)			25,115,212

	Certificates of Deposit — 16.0%

	Foreign Bank & Branches & Agencies — 7.7%
500,000	BNP Paribas	5.47	10/24/06	500,027
2,250,000	CIBC	5.32	12/13/06	2,250,000
2,500,000	Societe Generale	5.25	11/27/06	2,479,218
2,000,000	Toronto Dominion	5.33	11/8/06	2,000,000

				7,229,245

	National Banks, Commercial — 2.9%
2,700,000	Wells Fargo Bank	5.27	10/25/06	2,700,000

	Security Brokers & Dealers — 5.4%
1,500,000	Credit Suisse (a)(b)	5.31	11/20/06	1,500,010
3,500,000	UBS Finance *	5.29	10/31/06	3,499,989

				4,999,999

	Total Certificates of Deposit (cost — $14,929,244)			14,929,244

	Commercial Paper — 28.6%

	Bank Holdings Companies — 7.4%
2,250,000	Bank of America Corp. *	5.25	10/27/06	2,241,469
3,700,000	Citigroup Funding *	5.25	10/19/06	3,690,287
1,000,000	Greenwich Capital**	5.15	10/23/06	996,853

				6,928,609

	Foreign Bank & Branches & Agencies — 17.4%
2,000,000	ABN AMRO *	5.25	11/6/06	1,989,500
2,500,000	Barclays US Funding, LLC. *	5.31	10/10/06	2,496,681
2,250,000	CBA DEL Finance *	5.36	10/6/06	2,248,325
1,500,000	Deutsche Bank *	5.25	10/20/06	1,495,844
2,500,000	Dexia DEL, LLC. *	5.26	10/10/06	2,496,706
1,500,000	Dexia DEL, LLC. *	5.26	10/16/06	1,496,713
2,500,000	HBOS Treasury Services *	5.25	11/9/06	2,485,592
1,500,000	Societe Generale *	5.25	1/8/07	1,478,344

				16,187,705

continued

12

SIGNAL FUNDS
Money Market Fund
Schedule of Portfolio Investments
September 30, 2006
(Unaudited)

Shares or
Principal		Interest	Maturity
Amount ($)	Security Description	Rate	Date	Value ($)

	Personal Credit Institutions — 3.8%
3,500,000	General Electric Cap Corp. *	5.26	10/17/06	3,491,818

	Total Commercial Paper (cost — $26,608,132)			26,608,132

	U.S. Government Agencies — 12.9%
2,000,000	Federal Farm Credit Bank**	5.05	1/22/07	2,000,483
1,000,000	Federal Home Loan Bank	4.38	10/26/06	1,000,000
500,000	Federal Home Loan Bank	5.44	8/16/07	500,000
500,000	Federal Home Loan Bank	5.50	8/21/07	500,000
1,250,000	Federal Home Loan Bank**	4.58	2/22/07	1,250,000
1,250,000	Federal Home Loan Bank**	4.48	3/2/07	1,250,000
1,500,000	Federal Home Loan Bank**	4.53	5/4/07	1,498,073
1,000,000	Federal Home Loan Bank**	5.05	5/15/07	999,981
1,100,000	Federal Home Loan Mortgage Corp.	4.75	1/22/07	1,100,000
900,000	Federal Home Loan Mortgage Corp.	4.80	2/20/07	900,000
1,000,000	Federal National Mortgage Association**	5.26	12/22/06	999,993

	Total U.S. Government Agencies (cost — $11,998,530)			11,998,530

	Investment Companies — 2.8%
940,390	BlackRock Provident Institutional Temp Fund			940,390
51,662	Goldman Sachs Financial Square Prime Obligations Fund			51,662
376	Merrill Lynch Premiere Institutional Fund			376
1,648,040	Morgan Stanley Liquidity Prime Fund			1,648,040

	Total Investment Companies (cost — $2,640,468)			2,640,468

	Repurchase Agreements — 12.9%

	Security Broker & Dealers — 12.9%
4,000,000	Merrill Lynch (Dated 09/29/06, due 10/02/06, proceeds at maturity $4,001,667, fully collateralized by U.S. Treasury Note 3.0%, due 07/15/12, valued at $4,070,310)			4,000,000

4,000,000	Morgan Stanley (Dated 09/29/06, due 10/02/06, proceeds at maturity $4,001,640, fully collateralized by U.S. Treasury Note 6.5%, due 02/15/10, valued at $4,032,990)			4,000,000

4,000,000	Wachovia (Dated 09/29/06, due 10/02/06, proceeds at maturity $4,001,670, fully collateralized by U.S. Treasury Note 11.25%, due 02/15/15, valued at $4,003,601)			4,000,000

	Total Repurchase Agreements (cost — $12,000,000)			12,000,000

	Total Investments - 100.2% (cost — $93,291,586)***			93,291,586

Percentages indicated are based on net assets of $93,024,622.

*	Discount Note securities. The rate reflected on the Schedule of Portfolio Investment is the effective rate of the security.

**	Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflect on the Schedule of Portfolio Investments is the rate in effect at September 30, 2006.

***	Cost for federal income tax purposes is the same.

(a)	4-2 security exempt from registration under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers
See notes to financial statements.

13

SIGNAL FUNDS
Statements of Assets and Liabilities
September 30, 2006
(Unaudited)

	Large Cap		Tax—Exempt
	Growth	Income	Income	Money Market
	Fund	Fund	Fund	Fund
Assets:
Investments, at value (Cost $29,019,658; $87,669,651; $19,461,051; and $81,291,586, respectively)	$36,970,217	$86,527,326	$19,768,799	$81,291,586
Repurchase agreements, at cost	—	—	—	12,000,000

Total Investments	36,970,217	86,527,326	19,768,799	93,291,586
Cash	—	—	—	17,474
Interest and dividends receivable	23,947	1,001,155	224,114	153,228
Receivable for capital shares issued	15,171	74,710	1,418	—
Receivable for investments sold	167,995	—	—	—
Prepaid expenses and other assets	5,285	3,742	1,428	3,915

Total Assets	37,182,615	87,606,933	19,995,759	93,466,203

Liabilities:
Distributions payable	9,907	337,301	52,953	400,032
Payable for capital shares redeemed	2,620	4,619	68,740	—
Accrued expenses and other payables:
Investment advisory fees	18,083	20,259	1,645	4,184
Administration fees	1,019	2,460	521	3,140
Distribution fees	143	56	31	—
Transfer agent fees	6,134	5,785	4,452	4,636
Trustee fees	802	547	185	1,003
Chief Compliance Officer fees	74	679	65	112
Other liabilities	15,664	19,195	8,367	28,474

Total Liabilities	54,446	390,901	136,959	441,581

Net Assets:	$37,128,169	$87,216,032	$19,858,800	$93,024,622

Composition of Net Assets:
Capital	25,081,401	88,803,757	19,522,609	93,024,753
Distributions in excess of net investment income	(668)	18,595	—	(2)
Accumulated net realized gains (losses) on investment transactions	4,096,877	(463,995)	28,443	(129)
Net unrealized appreciation (depreciation) on investment transactions	7,950,559	(1,142,325)	307,748	—

Net Assets	$37,128,169	$87,216,032	$19,858,800	$93,024,622

Class A Shares:
Net assets	$675,794	$268,372	$136,960	—

Shares outstanding ($0.001 par value)	57,141	27,777	13,943	—

Net Asset Value and Redemption Price per share	$11.83	$9.66	$9.82	—

Maximum Sales Load	4.75%	3.25%	3.25%	—

Maximum Offering Price per share (100%/(100%—maximum sales charge) of net asset value adjusted to the nearest cent)	$12.42	$9.98	$10.15	—

Class I Shares:
Net assets	$36,452,375	$86,947,660	$19,721,840	$93,024,622

Shares outstanding ($0.001 par value)	3,055,629	8,998,416	2,007,688	93,029,325

Net Asset Value, Offering Price, and Redemption Price per share	$11.93	$9.66	$9.82	$1.00

See notes to financial statements.

14

SIGNAL FUNDS
Statements of Operations
For the period ended September 30, 2006
(Unaudited)

	Large Cap		Tax—Exempt
	Growth	Income	Income	Money Market
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$4,563	$2,390,542	$418,388	$2,409,550
Dividends	231,967	58,333	6,007	150,439

Total Investment Income	236,530	2,448,875	424,395	2,559,989

Expenses:
Investment advisory	147,427	246,913	50,430	50,189
Administration	37,348	93,827	19,163	120,453
Distribution (Class A)	882	355	180	—
Fund accounting	28,197	37,524	33,845	21,221
Custodian	3,149	6,554	1,453	23,570
Transfer agent	21,255	19,481	14,803	15,880
Trustee	689	2,863	524	2,355
Chief Compliance Officer	1,438	3,380	757	3,733
Other	19,110	39,748	10,118	40,303

Total expenses before fee reductions	259,495	450,645	131,273	277,704
Expenses voluntarily reduced by Investment Advisor	(39,314)	(123,456)	(40,344)	(25,095)

Net Expenses	220,181	327,189	90,929	252,609

Net Investment Income	16,349	2,121,686	333,466	2,307,380

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment transactions	1,234,587	(126,438)	26,997	(13)
Change in unrealized appreciation/depreciation on investments	(2,022,710)	1,044,967	133,292	—

Net realized/unrealized gains (losses) on investments	(788,123)	918,529	160,289	(13)

Change in net assets resulting from operations	$(771,774)	$3,040,215	$493,755	$2,307,367

See notes to financial statements.

15

SIGNAL FUNDS
Statements of Changes in Net Assets

	Large Cap Growth Fund		Income Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2006	2006	2006	2006
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$16,349	$35,062	$2,121,686	$3,979,572
Net realized gains (losses) on investment transactions	1,234,587	3,942,408	(126,438)	(232,518)
Change in unrealized appreciation/depreciation on investment transactions	(2,022,710)	1,442,253	1,044,967	(1,672,828)

Change in net assets from operations	(771,774)	5,419,723	3,040,215	2,074,226

Distributions to Shareholders:
Class A:
From net investment income	—	(46)	(5,732)	(13,601)
From net realized gain on investment	—	(40,847)	—	—
Class B:
From net investment income	—	—	—	(269)
From net realized gain on investment	—	—	—	—
Class I:
From net investment income	(17,017)	(42,737)	(2,105,460)	(3,976,073)
From net realized gain on investment	—	(2,414,054)	—	—

Change in net assets from shareholder distributions	(17,017)	(2,497,684)	(2,111,192)	(3,989,943)

Change in net assets from capital share transactions	(1,078,746)	(3,013,200)	(11,840,954)	2,021,021

Change in net assets	(1,867,537)	(91,161)	(10,911,931)	105,304

Net Assets:
Beginning of period	38,995,706	39,086,867	98,127,963	98,022,659

End of period*	$37,128,169	$38,995,706	$87,216,032	$98,127,963

Capital Transactions:
Class A Shares
Proceeds from shares issued	$17,071	$291,268	$—	$102,698
Dividends reinvested	—	40,720	5,639	13,923
Cost of shares redeemed	(80,707)	(213,464)	(58,103)	(109,706)

Change in net assets from Class A capital transactions	($63,636)	$118,524	($52,464)	$6,915

Class B Shares
Proceeds from shares issued	$—	$—	$—	$—
Dividends reinvested	—	—	—	96
Cost of shares redeemed	—	(123,670)	—	(28,549)

Change in net assets from Class B capital transactions	—	($123,670)	—	($28,453)

Class I Shares
Proceeds from shares issued	$6,298,844	$13,486,131	$8,738,980	$24,607,646
Dividends reinvested	2,508	1,040,335	369,022	762,599
Cost of shares redeemed	(7,316,462)	(17,534,520)	(20,896,492)	(23,327,686)

Change in net assets from Class I capital transactions	($1,015,110)	($3,008,054)	($11,788,490)	($2,042,559

Share Transactions:
Class A Shares
Issued	1,423	27,039	—	10,297
Reinvested	—	3,445	590	1,427
Redeemed	(6,843)	(17,813)	(6,097)	(11,266)

Net change	(5,420)	12,671	(5,507)	458

Class B Shares
Issued	—	—	—	—
Reinvested	—	—	—	10
Redeemed	—	(12,869)	—	(2,792)

Net change	—	(12,869)	—	(2,782)

Class I Shares
Issued	528,195	1,158,732	916,236	2,521,979
Reinvested	212	87,364	38,611	78,175
Redeemed	(612,590)	(1,466,755)	(2,172,635)	(2,384,473)

Net change	(84,183)	(220,659)	(1,217,788)	215,681

*	Includes accumulated (distributions in excess of) net investment income of $(668), $0, $18,595, and $8,101, respectively.
See notes to financial statements.

16

SIGNAL FUNDS
Statements of Changes in Net Assets

	Tax-exempt Income Fund		Money Market Fund
	Period Ended	Year Ended	Period Ended	Year Ended
	September 30,	March 31,	September 30,	March 31,
	2006	2006	2006	2006
	(Unaudited)		(Unaudited)
Operations:
Net investment income	$333,466	$746,370	$2,307,380	$3,043,118
Net realized gains (losses) on investment transactions	26,997	27,245	(13)	(97)
Change in unrealized appreciation/depreciation on investment transactions	133,292	(327,308)	—	—

Change in net assets from operations	493,755	446,307	2,307,367	3,043,021

Distributions to Shareholders:
Class A:
From net investment income	(2,208)	(4,872)	—	—
From net realized gain on investment	—	(382)	—	—
Class B:
From net investment income	—	(307)	—	—
From net realized gain on investment	—	—	—	—
Class I:
From net investment income	(331,258)	(741,191)	(2,307,380)	(3,043,273)
From net realized gain on investment	—	(48,546)	—	—

Change in net assets from shareholder distributions	(333,466)	(795,298)	(2,307,380)	(3,043,273)

Change in net assets from capital share transactions	(1,795,088)	(59,906)	(8,582,342)	8,296,145

Change in net assets	(1,634,799)	(408,897)	(8,582,355)	8,295,893

Net Assets:
Beginning of period	21,493,599	21,902,496	101,606,977	93,311,084

End of period*	$19,858,800	$21,493,599	$93,024,622	$101,606,977

Capital Transactions:
Class A Shares
Proceeds from shares issued	$—	$38,148	$—	$—
Dividends reinvested	1,977	5,123	—	—
Cost of shares redeemed	(9,926)	(32,568)	—	—

Change in net assets from Class A capital transactions	($7,949)	$10,703	$—	$—

Class B Shares
Proceeds from shares issued	$—	$—	$—	$—
Dividends reinvested	—	386	—	—
Cost of shares redeemed	—	(39,247)	—	—

Change in net assets from Class B capital transactions	$—	$38,861)	$—	$—

Class I Shares
Proceeds from shares issued	$1,508,951	$5,944,177	$67,010,450	$189,005,851
Dividends reinvested	6,941	44,839	138	137
Cost of shares redeemed	(3,303,031)	(6,020,764)	(75,592,930)	(180,709,843)

Change in net assets from Class I capital transactions	($1,787,139)	($31,748)	($8,582,342)	($8,296,145

Share Transactions:
Class A Shares
Issued	$—	3,741	—	—
Reinvested	202	518	—	—
Redeemed	(1,010)	(3,305)	—	—

Net change	(808)	954	—	—

Class B Shares
Issued	—	—	—	—
Reinvested	—	39	—	—
Redeemed	—	(3,851)	—	—

Net change	—	(3,812)	—	—

Class I Shares
Issued	155,188	599,454	67,010,450	189,005,851
Reinvested	713	4,561	138	137
Redeemed	(339,947)	(608,437)	(75,592,931)	(180,709,843)

Net change	(184,046)	(4,422)	(8,582,343)	8,296,145

*	Includes accumulated (distributions in excess of) net investment income of $0, $0, $(2), and $(2), respectively.
See notes to financial statements.

17

SIGNAL FUNDS
Financial Highlights
For a Share Outstanding Throughout Each Period

		Change in Net Assets Resulting
		from Operations:			Less Dividends from:						Ratios/Supplementary Data:
			Net	Change												Ratio of
			Realized and	in Net							Net			Ratio of Net		Expenses
	Net Asset	Net	Unrealized	Asset Value		Net Realized		Net Asset			Assets,	Ratio of		Investment		to
	Value,	Investment	Gains	Resulting	Net	Gains		Value,			End of	Expenses		Income to		Average		Portfolio
	Beginning	Income	(Losses) on	from	Investment	(Losses) on	Total	End of	Total		Period	to Average		Average Net		Net		Turnover
CLASS A	of Period	(loss)	Investments	Operations	Income	Investments	Dividends	Period	Return*		(000’s)	Net Assets		Assets		Assets**		(c)

Large Cap Growth Fund
Period ended Sept. 30, 2006 (Unaudited)	$12.08	$(0.01)	$(0.24)	$(0.25)	$—	$—	$—	$11.83	(2.07	%) (a)	676	1.37	% (b)	(0.17	%) (b)	1.57	% (b)	26.39%
Year ended March 31, 2006	11.35	(0.07)	1.49	1.42	— (e)	(0.69)	(0.69)	12.08	12.65%		756	1.34%		(0.60%)		1.54%		36.43%
Year ended March 31, 2005	11.29	(0.01)	1.00	0.99	—	(0.93)	(0.93)	11.35	8.74%		566	1.43%		(0.15%)		1.63%		39.77%
Year ended March 31, 2004	9.05	(0.01)	2.58	2.57	— (e)	(0.33)	(0.33)	11.29	28.60%		466	1.44%		(0.16%)		1.64%		39.64%
Period ended March 31, 2003 (d)	10.00	— (e)	(0.95)	(0.95)	— (e)	—	—	9.05	(9.40	%) (a)	224	1.45	% (b)	0.11	% (b)	1.67	% (b)	34.11%

Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.57	0.19	0.09	0.28	(0.19)	—	(0.19)	9.66	2.99	% (a)	268	0.91	% (b)	4.06	% (b)	1.16	% (b)	6.84%
Year ended March 31, 2006	9.77	0.37	(0.20)	0.17	(0.37)	—	(0.37)	9.57	1.76%		319	0.90%		3.81%		1.15%		24.47%
Year ended March 31, 2005	10.19	0.35	(0.42)	(0.07)	(0.35)	—	(0.35)	9.77	(0.64%)		321	0.95%		3.56%		1.20%		14.91%
Year ended March 31, 2004	10.21	0.34	(0.02)	0.32	(0.34)	— (e)	(0.34)	10.19	3.17%		263	0.98%		3.31%		1.23%		43.76%
Period ended March 31, 2003 (d)	10.00	0.31	0.25	0.56	(0.31)	(0.04)	(0.35)	10.21	5.65	% (a)	218	1.07	% (b)	3.54	% (b)	1.32	% (b)	7.47%

Tax-Exempt Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.74	0.15	0.08	0.23	(0.15)	—	(0.15)	9.82	2.38	% (a)	137	1.15	% (b)	3.06	% (b)	1.55	% (b)	8.03%
Year ended March 31, 2006	9.89	0.31	(0.13)	0.18	(0.31)	(0.02)	(0.33)	9.74	1.82%		144	1.08%		3.11%		1.51%		11.64%
Year ended March 31, 2005	10.22	0.32	(0.25)	0.07	(0.32)	(0.08)	(0.40)	9.89	0.73%		136	1.12%		3.21%		1.62%		18.11%
Year ended March 31, 2004	10.18	0.33	0.08	0.41	(0.33)	(0.04)	(0.37)	10.22	4.14%		137	1.09%		3.25%		1.58%		9.11%
Period ended March 31, 2003 (d)	10.00	0.27	0.21	0.48	(0.27)	(0.03)	(0.30)	10.18	4.85	% (a)	57	1.09	% (b)	3.36	% (b)	1.52	% (b)	8.54%

CLASS I

Large Cap Growth Fund
Period ended Sept. 30, 2006 (unaudited)	12.18	0.01	(0.25)	(0.24)	(0.01)	—	(0.01)	11.93	(2.01	%) (a)	36,452	1.12	% (b)	0.09	% (b)	1.32	% (b)	26.39%
Year ended March 31, 2006	11.42	0.01	1.45	1.46	(0.01)	(0.69)	(0.70)	12.18	12.95%		38,240	1.08%		0.09%		1.28%		36.43%
Year ended March 31, 2005	11.33	0.01	1.02	1.03	(0.01)	(0.93)	(0.94)	11.42	9.08%		38,377	1.18%		0.10%		1.38%		39.77%
Year ended March 31, 2004	9.06	0.01	2.60	2.61	(0.01)	(0.33)	(0.34)	11.33	29.00%		33,600	1.19%		0.09%		1.39%		39.64%
Period ended March 31, 2003 (d)	10.00	0.02	(0.94)	(0.92)	(0.02)	—	(0.02)	9.06	(9.20	%) (a)	31,260	1.21	% (b)	0.32	% (b)	1.43	% (b)	34.11%

Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.57	0.20	0.09	0.29	(0.20)	—	(0.20)	9.66	3.12	% (a)	86,948	0.66	% (b)	4.30	% (b)	0.91	% (b)	6.84%
Year ended March 31, 2006	9.77	0.40	(0.20)	0.20	(0.40)	—	(0.40)	9.57	2.01%		97,809	0.65%		4.06%		0.90%		24.47%
Year ended March 31, 2005	10.19	0.38	(0.42)	(0.04)	(0.38)	—	(0.38)	9.77	(0.39%)		97,675	0.69%		3.82%		0.94%		14.91%
Year ended March 31, 2004	10.21	0.36	(0.02)	0.34	(0.36)	— (e)	(0.36)	10.19	3.43%		61,481	0.73%		3.56%		0.98%		43.76%
Period ended March 31, 2003 (d)	10.00	0.29	0.25	0.54	(0.29)	(0.04)	(0.33)	10.21	5.47	% (a)	59,724	0.82	% (b)	3.88	% (b)	1.07	% (b)	7.47%

Tax-Exempt Income Fund
Period ended Sept. 30, 2006 (unaudited)	9.74	0.16	0.08	0.24	(0.16)	—	(0.16)	9.82	2.50	% (a)	19,722	0.90	% (b)	3.31	% (b)	1.30	% (b)	8.03%
Year ended March 31, 2006	9.89	0.33	(0.13)	0.20	(0.33)	(0.02)	(0.35)	9.74	2.07%		21,350	0.82%		3.36%		1.26%		11.64%
Year ended March 31, 2005	10.22	0.35	(0.25)	0.10	(0.35)	(0.08)	(0.43)	9.89	0.98%		21,728	0.87%		3.46%		1.37%		18.11%
Year ended March 31, 2004	10.18	0.36	0.08	0.44	(0.36)	(0.04)	(0.40)	10.22	4.41%		18,660	0.83%		3.52%		1.33%		9.11%
Period ended March 31, 2003 (d)	10.00	0.26	0.21	0.47	(0.26)	(0.03)	(0.29)	10.18	4.75	% (a)	19,154	0.86	% (b)	3.58	% (b)	1.27	% (b)	8.54%

Money Market Fund
Period ended Sept. 30, 2006 (unaudited)	1.000	0.023	—	0.023	(0.023)	—	(0.023)	1.000	2.33	% (a)	93,025	0.50	% (b)	4.60	% (b)	0.55	% (b)	N/A
Year ended March 31, 2006	1.000	0.032	— (e)	0.032	(0.032)	—	(0.032)	1.000	3.24%		101,607	0.51%		3.18%		0.56%		N/A
Year ended March 31, 2005	1.000	0.012	—	0.012	(0.012)	—	(0.012)	1.000	1.23%		93,311	0.51%		1.30%		0.56%		N/A
Year ended March 31, 2004	1.000	0.006	—	0.006	(0.006)	—	(0.006)	1.000	0.57%		70,829	0.54%		0.57%		0.59%		N/A
Period ended March 31, 2003 (d)	1.000	0.007	—	0.007	(0.007)	—	(0.007)	1.000	0.72	% (a)	110,327	0.53	% (b)	1.02	% (b)	0.58	% (b)	N/A

*	Excludes sales and redemption charges.

**	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a)	Not annualized.

(b)	Annualized.

(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing among the classes of shares issued.

(d)	For the period july 15, 2002 through March 31, 2003.

(e)	Amount is less than $0.005.
See notes to financial statements.

18

SIGNAL FUNDS
Notes to Financial Statements — September 30, 2006 (Unaudited)
1. Organization:
The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Group contains the following Signal Funds (individually a “Fund,” collectively the “Funds”):

Fund Legal Name	Short Name
Signal Large Cap Growth Fund	Large Cap Growth Fund
Signal Income Fund	Income Fund
Signal Tax-Exempt Income Fund	Tax-Exempt Income Fund
Signal Money Market Fund	Money Market Fund
Financial statements for all other series of the Group are published separately.
Under the Group’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
Securities Valuation:
The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.
Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group’s Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All short-term debt portfolio securities with a remaining maturity of 60 days or less and securities held in the Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.
Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group’s Board of Trustees.
New Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
continued

19

SIGNAL FUNDS
Notes to Financial Statements — September 30, 2006 (Unaudited)
Repurchase Agreements:
The Funds may enter into repurchase agreements with banks or broker-dealers that Signal Capital Management, Inc., (the “Advisor”), a wholly owned subsidiary of Old National Trust Company, deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
Security Transactions and Related Income:
Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.
Expenses:
Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis. Each class of shares bears its respective pro-rata portion of the expenses, except that each class separately bears expenses related specifically to that class, such as distribution fees.
Dividends to Shareholders:
Dividends from net investment income, if any, are declared daily and paid monthly for all of the Funds, except the Large Cap Growth Fund. Dividends for the Large Cap Growth Fund are declared and distributed quarterly. Dividends from net realized gains, if any, are declared and distributed annually for all Funds.
The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax position are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.
continued

20

SIGNAL FUNDS
Notes to Financial Statements — September 30, 2006 (Unaudited)
3. Related Party Transactions:
Investment Advisor:
The Funds and the Advisor are parties to an Investment Advisory Agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates:

Name	Fee Rate*

Large Cap Growth Fund	0.75%
Income Fund	0.50
Tax-Exempt Income Fund	0.50
Money Market Fund	0.10

*	The Advisor voluntarily waived fees during the year. With these voluntary fee waivers by the Advisor, net advisory fees for the Funds on an annual basis are 0.55% for the Large Cap Growth Fund, 0.25% for the Income Fund, 0.10% for the Tax-Exempt Income Fund, and 0.05% for the Money Market Fund.
The Advisor may from time to time voluntarily reduce all or a portion of its advisory fee with respect to a Fund.
Administration:
The Funds and BISYS Fund Services Ohio, Inc. (“BISYS Ohio” or the “Administrator”), a wholly owned subsidiary of The BISYS Group, Inc., are parties to an Administration Agreement under which the Administrator provides services for a fee that is computed daily and paid monthly at an annual rate of 0.14% of the average daily net assets of the Funds. Certain officers and trustees of the Group are also employees of the Administrator and are paid no fees directly by the Funds for serving as officers of the Group, except for the Chief Compliance Officer (the “CCO”). BISYS Ohio also provides fund accounting and transfer agency services to the Funds pursuant to certain fee arrangements. For transfer agency services, BISYS Ohio receives a fee based on the number of shareholders of record and reimbursement of certain expenses. For fund accounting, BISYS Ohio receives a fee from each Fund for such services equal to an annual rate of three one-hundredths of one percent (.03%) of that Funds’ average daily net assets, subject to certain minimums.
Under a Compliance Services Agreement between the Funds and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Funds’ CCO. Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Funds paid BISYS Ohio $13,075 for the six months ended September 30, 2006, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.
Pursuant to a Sub-Administration agreement, the Advisor provides certain administration services to the Funds. For their services, the Advisor is entitled to a fee payable by the Administrator of 0.05% for the Large Cap Fund, Income Fund and the Tax-Exempt Fund, and 0.10% for the Money Market Fund.
Distribution:
The Funds and BISYS Fund Services Limited Partnership (the “Distributor”), a wholly owned subsidiary of The BISYS Group, Inc., are parties to a Distribution Agreement under which shares of the Funds are sold on a continuous basis. The Group has adopted a Service and Distribution Plan for Class A and Class B shares pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class B shares of each fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any of its affiliates incur for providing distribution or shareholder service assistance to the Funds. The calculated annual rate will not exceed 0.25% of the average daily net asset value of Class A shares.
For the six months ended September 30, 2006, the Distributor received $699 from commissions earned on sales of Class A shares and redemption of Class B shares, none of which the Distributor re-allowed to affiliated broker-dealers of the Funds.
There is no initial sales charge on purchases of $1 million or more of the Class A Shares of the Funds. However, a contingent deferred sales charge (“CDSC”) will be charged to the shareholder if shares are redeemed in the first 18 months after purchase. The Funds collected no CDSC fees on Class A Shares during the six months ended September 30, 2006.
continued

21

SIGNAL FUNDS
Notes to Financial Statements — September 30, 2006 (Unaudited)
4. Purchases and Sales of Securities:
Purchases and sales of investment securities, excluding short-term and U.S. government securities, for the six months ended September 30, 2006, totaled:

Fund	Purchases	Sales

Large Cap Growth Fund	$9,957,331	$10,763,467
Income Fund	7,351,288	19,376,473
Tax-Exempt Income Fund	1,566,833	3,790,734

5. Federal Tax Information:
At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
Fund	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Large Cap Growth Fund	$29,022,253	$8,192,259	$(244,295)	$7,947,964
Income Fund	87,669,651	301,697	(1,444,022)	(1,142,325)
Tax-Exempt Income Fund	19,461,051	368,888	(61,140)	307,748
As of March 31, 2006, for Federal income tax purposes, the following Funds have capital loss carryforwards, which are available to offset future realized gains, if any, to the extent provided by the treasury regulations:

	Amount	Expires
Income Fund	$70,328	2012
	222,752	2014

	Amount	Expires
Money Market	$46	2014
Capital losses after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of the Funds next taxable year. After October 31, 2005, the following Funds incurred and elected to defer net capital losses, for federal income tax purposes, were as follows:

Post-October Loss
Income Fund	$44,477
Money Market	70
The tax character of distributions paid during the fiscal year ended March 31, 2006 were as follows:

	Distributions paid from
		Net Long Term	Total Taxable	Tax Exempt	Total Distributions
Fund	Ordinary Income	Capital Gains	Distributions	Distributions	Paid[1]

Large Cap Growth Fund	$58,614	$2,454,901	$2,513,515	$—	$2,513,515
Income Fund	4,028,378	—	4,028,378	—	4,028,378
Tax-Exempt Income Fund	6,909	48,928	55,837	743,148	798,985
Money Market Fund	2,873,806		2,873,806	—	2,873,806

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.
The tax character year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of current tax year, March 31, 2007.
continued

22

SIGNAL FUNDS
Notes to Financial Statements — September 30, 2006 (Unaudited)
Expense Comparison:
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account	Ending Account	Expense Paid	Expense Ratio
		Value	Value	During Period*	During Period
		4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06
Large Cap Growth Fund	Class A	$1,000.00	$979.30	$6.80	1.37%
	Class I	1,000.00	979.90	5.56	1.12%
Income Fund	Class A	1,000.00	1,029.90	4.63	0.91%
	Class I	1,000.00	1,031.20	3.36	0.66%
Tax-Exempt Income Fund	Class A	1,000.00	1,023.80	5.83	1.15%
	Class I	1,000.00	1,025.00	4.57	0.90%
Money Market Fund	Class I	1,000.00	1,023.30	2.54	0.50%
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending Account	Expense Paid	Expense Ratio
		Account Value	Value	During Period*	During Period
		4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06
Large Cap Growth Fund	Class A	$1,000.00	$1,018.20	$6.93	1.37%
	Class I	1,000.00	1,019.45	5.67	1.12%
Income Fund	Class A	1,000.00	1,020.51	4.61	0.91%
	Class I	1,000.00	1,021.76	3.35	0.66%
Tax-Exempt Income Fund	Class A	1,000.00	1,019.30	5.82	1.15%
	Class I	1,000.00	1,020.56	4.56	0.90%
Money Market Fund	Class I	1,000.00	1,022.56	2.54	0.50%

*	Expenses are equal to the average account value times the Fund’s he most recent annualized expense half-year divided by the number of days in the most recent half-year divided by the number of day in the fiscal year.

23

PathMaster™

Domestic Equity Fund

Semi-Annual Report

September 30, 2006

Table of Contents	Semi-Annual Report September 30, 2006

PathMaster Domestic Equity Fund
Schedule of Portfolio Investments	1
Financial Statements	2
Financial Highlights	4
Notes to Financial Statements	5

Additional Information	8

PathMaster Domestic Equity Fund

Schedule of Portfolio Investments	September 30, 2006 (unaudited)
Exchange Traded Mutual Funds (98.3%)

	Shares	Value ($)
iShares Russell Midcap Growth Index Fund	10,880	1,050,246
iShares Russell Midcap Value Index Fund	25,107	3,417,816
iShares Russell 1000 Growth Index Fund	54,803	2,858,524
iShares Russell 1000 Value Index Fund	53,936	4,157,387
iShares Russell 2000 Value Index Fund	23,807	1,754,576
iShares Russell 3000 Index Fund	11,676	897,768

Total Exchange Traded Mutual Funds (Cost $13,704,281)		14,136,317

Cash Equivalent (4.1%)

	Principal Amount($)
Brown Brothers Harriman Custodian Cash Sweep	590,872	590,872

Total Cash Equivalent (Cost $590,872)		590,872

Total Investments (Cost $14,295,153 ) - 102.4%		14,727,189

Percentages indicated are based on net assets of $14,379,307.
Representation of Portfolio of Investments
See Notes to Financial Statements

1

Financial Statements	PathMaster Domestic Equity Fund
Statement of Assets And Liabilities
September 30, 2006 (Unaudited)

Assets:

Investments, at value (cost $14,295,153)		$14,727,189
Interest and dividends receivable		56,489
Receivable for capital shares issued		22,274
Receivable from investment adviser		24,983
Prepaid expenses and other assets		99,172

Total Assets		14,930,107

Liabilities:
Distributions payable	$34,893
Payable for investments purchased	500,038
Payable for capital shares redeemed	2,309
Accrued expenses and other liabilities:
Administration	616
Shareholder Servicing	71
Distribution	700
Other	12,173

Total Liabilities		550,800

Net Assets		$14,379,307

Composition of Net Assets:
Capital		$13,882,349
Accumulated (distributions in excess of) net investment income		(351)
Accumulated net realized gains from investment transactions		65,273
Unrealized appreciation from investments		432,036

Net Assets		$14,379,307

Class I Shares
Net Assets		$11,318,239
Shares Outstanding (0.001 par value, unlimited shares authorized)		1,064,984
Net Asset Value, Offering and Redemption price per share		$10.63

Class A Shares
Net Assets		$2,710,877
Shares Outstanding (0.001 par value, unlimited shares authorized)		255,263
Net Asset Value, Offering and Redemption price per share		$10.62

Maximum Sales Charge		5.00%

Maximum Offering Price Per Share (Net Asset Value/100%-Maximum Sales Charge)		$11.18

Class C Shares
Net Assets		$350,191
Shares Outstanding (0.001 par value, unlimited shares authorized)		33,007
Net Asset Value, Offering and Redemption price per share*		$10.61

Statement of Operations
For the six months ended September 30, 2006 (Unaudited)

Investment Income:
Interest		$6,192
Dividend		96,806

Total Investment Income		102,998

Expenses:
Investment Adviser	$30,828
Accounting	23,585
Administration	22,562
Auditing	4,126
Distribution (Class A Shares)	3,963
Distribution (Class C Shares)	977
Shareholder Servicing	680
Custodian	2,764
Legal	419
Shareholder Reporting	8,858
Transfer Agency	22,772
Chief Compliance Officer	4,883
Trustee	817
Offering	2,543
Other	8,751

Total expenses before fee reductions		138,528
Fees reduced or reimbursed by the Investment Adviser		(69,979)

Net Expenses		68,549

Net Investment Income		34,449

Net Realized/Unrealized Gains from Investments:
Net realized gains from investment transactions		59,398
Change in unrealized appreciation/depreciation from investments		251,058

Net realized/unrealized gains from investments		310,456

Change in net assets from operations		$344,905

*	Redemption price per share varies by length of time shares are held.
See Notes to Financial Statements

2

Financial Statements	PathMaster Domestic Equity Fund
Statements of Changes in Net Assets

	For the six	For the
	months ended	period ended
	September 30, 2006	March 31, 2006 (a)
	(Unaudited)
Investment Activities:
Operations:
Net investment income	$34,449	$20,904
Net realized gains from investment transactions	59,398	5,875
Change in unrealized appreciation/depreciation from investments	251,058	180,978

Change in net assets from operations	344,905	207,757

Distributions:
From Net Investment Income:
Class I Shares	(46,103)	(19,406	)(a)
Class A Shares	(7,700)	(1,361	)(b)
Class C Shares	(80)	(137	)(b)

Change in net assets from distributions	(53,883)	(20,904)

Capital Share Transactions:
Proceeds from shares issued:
Class I Shares	6,831,257	4,299,797	(a)
Class A Shares	1,612,548	1,082,105	(b)
Class C Shares	34,000	305,300	(b)
Dividends reinvested:
Class I Shares	20,226	17,702	(a)
Class A Shares	6,890	1,267	(b)
Class C Shares	76	130	(b)
Cost of shares redeemed:
Class I Shares	(252,200)	—
Class A Shares	(57,666)	—

Change in net assets from capital share transactions	8,195,131	5,706,301

Change in net assets	8,486,153	5,893,154

Net Assets:
Beginning of period	5,893,154	—

End of period	$14,379,307	$5,893,154

Accumulated (distributions in excess of) net investment income	$(351)	$402

Share Transactions:
Class I Shares:
Issued	662,450	423,808
Reinvested	1,925	1,767
Redeemed	(24,966)	—

Change in Class I Shares	639,409	425,575

Class A Shares:
Issued	154,482	105,486
Reinvested	657	121
Redeemed	(5,483)	—

Change in Class A Shares	149,656	105,607

Class C Shares:
Issued	3,304	29,684
Reinvested	7	12

Change in Class C Shares	3,311	29,696

(a)	Fund commenced operations on December 2, 2005.

(b)	Class A & C shares commenced operations on January 17, 2006.
See Notes to Financial Statements

3

Financial Statements	PathMaster Domestic Equity Fund
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Distributions					Ratios/Supplementary Data
													Ratio of
										Net			Net
	Net Asset		Net Realized				Net Asset			Assets,	Ratio of		Investment		Ratio of
	Value,	Net	and Unrealized	Total From	Net		Value,			End of	Expenses		Income to		Expenses
	Beginning	Investment	Gains on	Investment	Investment	Total	End of	Total		Period	to Average		Average		to Average		Portfolio
	of Period	Income	Investments	Activities	Income	Distributions	Period	Return (a)		(000’s)	Net Assets (i)		Net Assets (i)		Net Assets (b)(i)		Turnover (c)

Class I Shares

For the six months ended
September 30, 2006 (Unaudited)	$10.51	0.02	0.15	0.17	(0.05)	(0.05)	$10.63	1.60%	(e)	$11,318	1.25%	(f)	0.77%	(f)	2.59%	(f)	46.86%

Period ended March 31, 2006 (d)	$10.00	0.07	0.51	0.58	(0.07)	(0.07)	$10.51	5.80%	(e)	$4,473	1.20%	(f)	1.88%	(f)	9.92%	(f)	19.89%

Class A Shares

For the six months ended
September 30, 2006 (Unaudited)	$10.49	— (h)	0.16	0.16	(0.03)	(0.03)	$10.62	1.57%	(e)	$2,711	1.50%	(f)	0.44%	(f)	2.96%	(f)	46.86%

Period ended March 31, 2006 (g)	$10.14	0.01	0.35	0.36	(0.01)	(0.01)	$10.49	3.59%	(e)	$1,108	1.50%	(f)	1.69%	(f)	19.01%	(f)	19.89%

Class C Shares

For the six months ended
September 30, 2006 (Unaudited)	$10.50	(0.03)	0.14	0.11	— (h)	— (h)	$10.61	1.07%	(e)	$350	2.25%	(f)	(0.48)%	(f)	3.45%	(f)	46.86%

Period ended March 31, 2006 (g)	$10.14	— (h)	0.36	0.36	— (h)	— (h)	$10.50	3.60%	(e)	$312	2.25%	(f)	0.99%	(f)	17.69%	(f)	19.89%

(a)	Total Return calculations do not include any sales or redemption charges.

(b)	During the period certain fees were reduced or reimbursed. If such reductions had not occurred, the ratio would have been as indicated.

(c)	Portfolio Turnover is calculated on the basis of the Fund as a whole, without distinguishing between classes of shares issued.

(d)	Class I Shares commenced operations on December 2, 2005.

(e)	Not annualized.

(f)	Annualized.

(g)	Class A Shares and Class C Shares commenced operations on January 17, 2006.

(h)	Less than $0.005 per share.

(i)	Does not include the effect of expenses of underlying funds.
See Notes to Financial Statements

4

Notes to Financial Statements	September 30, 2006 (Unaudited)
1.	Organization:

The Coventry Group (the “Group”) was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Group contains the Pathmaster Domestic Equity Fund (the “Domestic Equity Fund” or “Fund”).

Financial statements for all other series of the Group are published separately.

The Fund is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Fund offers three classes of shares: Class I Shares, Class A Shares, and Class C Shares. Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Group’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation:

The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group’s Board of Trustees.

The Fund invests primarily in exchange-traded funds (“ETFs”) that track certain domestic equity market segments by size (i.e., small-cap, mid-cap and large-cap) and style (i.e., growth and value) that the Wayne Hummer Asset Management Company ( the “Advisor”) has determined offer the greatest potential for capital appreciation in a given market environment.

New Accounting Pronouncements:

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

Security Transactions and Related Income:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Income and realized or unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or appropriate basis.

Expenses:

Expenses directly attributable to a Fund are charged directly to the Fund. Expenses relating to the Group are allocated proportionately to each Fund within the Group according to the relative net assets of each Fund or on another reasonable basis. Each class of shares bears its respective pro-rata portion of the expenses, except that each class separately bears expenses related specifically to that class, such as distribution fees.
Continued

5

Notes to Financial Statements	September 30, 2006 (Unaudited)
Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid annually by the Fund. Dividends from net realized gains, if any, are declared and distributed at least annually by the Fund.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes:

Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income and excise taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has not completed their analysis on whether the adoption of FIN 48 will have an impact to the financial statements.

3.	Related Party Transactions:

Investment Adviser:

The Adviser and the Fund are parties to an Investment Advisory Agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the average daily net assets of each Fund, at the following annual percentage rates after the imposition of certain contractual fee waivers by the Adviser of its advisory fees:

Fund	Fee Rate
Domestic Equity Fund	0.60%
The Advisor agrees to reduce the fees payable to it under the Investment Advisory Agreement (but not below zero) and/or reimburse other expenses of the Fund, during the period ending August 1, 2007, to the extent necessary to limit the total operating expenses of each class of shares of the Fund, exclusive of brokerage costs, interest, taxes and dividends and extraordinary expenses, to the amount of the “Maximum Operating Expense Limit” applicable to each class of shares as set forth across from the name of each respective class of the Fund per the schedule below:

Fund Name and Class of Shares	Maximum Operating Expense Limit*
Domestic Equity Fund
Class A Shares	1.50%
Class C Shares	2.25%
Class I Shares	1.25%

*	Expressed as a percentage of the Fund’s average daily net assets.
Administration, Fund Accounting and Transfer Agent:
BISYS Fund Services Ohio, Inc. (“BISYS Ohio”), who serves the Fund as administrator, is a wholly owned subsidiary of The BISYS Group, Inc., with whom certain officers and trustees of the Group are affiliated. Such persons are paid no fees directly by the Fund for serving as officers and trustees of the Group, with the exception of the Chief Compliance Officer. Under the Master Services Agreement with the Fund, BISYS Ohio is entitled to receive an annual fee calculated at a tiered rate based upon the average daily net assets of the Fund subject to annual minimums. The amounts charged to the Fund for the services provided by BISYS Ohio are reported within the Statements of Operations.
Under a Compliance Services Agreement between the Fund and BISYS Ohio (the “CCO Agreement”), BISYS Ohio makes an employee available to serve as the Fund’s Chief Compliance Officer (the “CCO”). Under the CCO Agreement, BISYS Ohio also provides infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Fund paid BISYS Ohio $10,000 for the six months ended September 30, 2006, plus certain out of pocket expenses. BISYS Ohio pays the salary and other compensation earned by any such individuals as employees of BISYS Ohio.
Continued

6

Notes to Financial Statements	September 30, 2006 (Unaudited)
Distribution:

BISYS Fund Services Limited Partnership, a wholly owned subsidiary of The BISYS Group, Inc., are parties to a Distribution Agreement under which shares of the Fund are sold on a continuous basis. The Group has adopted a Service and Distribution Plan for Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act under which the Class A and Class C shares of each fund are authorized to pay the Distributor for payments it makes to banks, other institutions and broker-dealers, and for expenses the Distributor and any its affiliates incur for providing distribution or shareholder service assistance to the Fund. The calculated annual rate will not exceed 0.25% and 1.00% of the average daily net asset value of Class A and Class C shares, respectively.

For the six months ended September 30, 2006, the Distributor received $44,487 from commissions earned on sales of Class A shares and redemptions of Class C shares, none of which the Distributor re-allowed to affiliated broker-dealers of the Fund.

4.	Purchases and Sales of Securities:

Purchases of and proceeds from sales, excluding short-term securities, for the Fund for the six months ended September 30, 2006, totaled:

Fund	Purchases	Sales
Domestic Equity Fund	$12,825,622	$4,715,083
5.	Federal Tax Information:

At September 30, 2006, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Domestic Equity Fund	$14,307,388	$455,057	$(35,256)	$419,801
The tax character of distributions paid during the period ended March 31, 2006 was as follows:

	Distributions paid from				Total
	Ordinary	Net Long Term	Total Taxable	Tax Return	Distributions
	Income	Capital Gains	Distributions	of Capital	Paid[1]
Domestic Equity Fund	$12,397	$—	$12,397	$—	$12,397

[1]	Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.
The tax character year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of current tax year, March 31, 2007.

7

Additional Information	September 30, 2006 (Unaudited)
Federal Tax Information:
For the fiscal year ended September 30, 2006, dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Tax Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Completed information will be reported in conjunction with the 2006 Form 1099-Div.
Table of Shareholder Expenses:
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006 through September 30, 2006.
Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06
Domestic Equity Fund	Class I	$1,000.00	$1,016.00	$6.32	1.25%
	Class A	1,000.00	1,015.70	7.58	1.50%
	Class C	1,000.00	1,010.70	11.34	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		4/1/06	9/30/06	4/1/06 - 9/30/06	4/1/06 - 9/30/06
Domestic Equity Fund	Class I	$1,000.00	$1,018.80	$6.33	1.25%
	Class A	1,000.00	1,017.55	7.59	1.50%
	Class C	1,000.00	1,013.79	11.36	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
Other Information:
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (i) without charge, upon request, by calling 1-877-942-8434 and (ii) on the Securities and Exchange Commission’s web-site at http://www.sec.gov.
Schedules of Portfolio Investments for the period ended December 31 is available, without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.
Information regarding how the Fund voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-942-8434, and on the Commission’s website at http://www.sec.gov.

8

PathMaster Domestic Equity Fund
Address & Phone Number:
PathMaster Funds
P.O. Box 183085
Columbus, Ohio 43218-2094
Telephone: 1-877-942-8434
Investment Adviser
Wayne Hummer Asset Management Company
300 South Wacker Drive
Chicago, Illinois 60606
Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109
Administrator and Transfer Agent
BISYS Fund Services Ohio, Inc.
3435 Stelzer Road
Columbus, OH 43219
Distributor
BISYS Fund Services, Limited Partnership
3435 Stelzer Road
Columbus, OH 43219
Independent Registered Public Accounting Firm
Ernst & Young LLP
1100 Huntington Center
41 South High Street
Columbus, Ohio 43215
Legal Counsel
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006
This report is intended for the shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.
Past performance results shown should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and subject to change.

11/06

Item 1. Reports to Stockholders.
Item 2. Code of Ethics.
     Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
     Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)
Not applicable — Only effective for annual reports.
OR
The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Coventry Group

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, President
Date December 8, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, President
Date December 8, 2006

By (Signature and Title)*	/s/ Linda Durkin
Linda Durkin, Treasurer
Date December 8, 2006

*	Print the name and title of each signing officer under his or her signature.